UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: April 1, 2010 – June 30, 2010

Item 1.  Schedule of Investments.

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (Unaudited)

Shares	Security Description	Value
Long Positions - 64.2%
Equity Securities - 26.2%
Common Stock - 24.0%
Consumer Discretionary - 4.1%
318,480	Accuride Corp. (a)	$ 404,469
3,659	Chipotle Mexican Grill, Inc. (a)	500,588
47,262	Comcast Corp., Special Class A	776,515
117,373	Denny's Corp. (a)	305,170
18,291	DIRECTV, Class A (a)	620,431
21,155	EchoStar Corp., Class A (a)	403,637
38,583	Great Canadian Gaming Corp. (a)	244,281
22,184	Ingles Markets, Inc., Class A	333,869
12,804	J Crew Group, Inc. (a)	471,315
14,633	Las Vegas Sands Corp. (a)	323,975
57,000	Liberty Media Corp. - Starz, Class A (a)	2,954,880
9,146	Lululemon Athletica, Inc. (a)	340,414
3,658	NetFlix, Inc. (a)	397,442
148,028	Nevada Gold & Casinos, Inc. (a)	133,225
1,259	NVR, Inc. (a)	824,683
7,317	Rackspace Hosting, Inc. (a)	134,194
21,774	Service Corp. International	161,127
425,574	Sky City Entertainment Group, Ltd.	831,919
36,638	Susser Holdings Corp. (a)	431,962
317,500	Tigrent, Inc. (a)	149,225
200,882	Titan International, Inc. (b)	2,002,793
5,488	Wynn Resorts, Ltd.	418,570
		13,164,684

Consumer Staples - 3.1%
124,380	Coca-Cola Enterprises, Inc.	3,216,467
7,316	Ctrip.com International, Ltd., ADR (a)	274,789
142,691	Furiex Pharmaceuticals, Inc. (a)	1,449,741
106	Great Lakes Dredge & Dock Corp.	636
1,463	Intuitive Surgical, Inc. (a)	461,752
18,644	Pilgrim's Pride Corp. (a)	122,491
614,046	QLT, Inc. (a)	3,530,764
7,316	The Estee Lauder Cos., Inc.	407,721
13,657	Tyson Foods, Inc., Class A	223,838
3,613	Walgreen Co.	96,467
		9,784,666

Energy - 6.5%
21,576	Anadarko Petroleum Corp.	778,678
40,065	Canadian Oil Sands Trust	1,015,785
167,384	Energy Partners, Ltd. (a)	2,043,759
61,466	Exterran Holdings, Inc. (a)(b)	1,586,438
19,594	Exterran Partners LP	441,061
17,925	Helix Energy Solutions Group, Inc. (a)	193,052
11,354	Mitcham Industries, Inc. (a)	76,640
9,840	Petroleo Brasileiro SA, ADR	293,232
5,230,572	Primary Energy Recycling Corp.	4,815,143
111,550	SEACOR Holdings, Inc. (a)(b)	7,882,123
12,105	Suncor Energy, Inc.	356,371
9,033	Sunoco, Inc.	314,077
105,000	Tetra Technologies, Inc. (a)	953,400
		20,749,759

Financial - 4.0%
8,641	Asset Managers Holdings Co., Ltd. (a)	782,836
474,000	CapitalSource, Inc. (b)(c)	2,256,240
313,445	Coventree, Inc. (a)	1,096,785
72,690	Hilltop Holdings, Inc. (a)	727,627
212,813	MI Developments, Inc., Class A	2,602,703
6,750,000	Pacific Century Premium Developments, Ltd. (a)	1,230,914
868,600	Urbana Corp., Non Voting Class A (a)	1,142,304
189,795	Walter Investment Management Corp. REIT	3,103,148
		12,942,557

Industrial - 0.3%
8,355	Canfor Corp. (a)	66,711
15,445	Crown Holdings, Inc. (a)	386,743
8,488	Owens-Illinois, Inc. (a)	224,507
44,068	Timberwest Forest Corp. (a)	164,342
		842,303

Information Technology - 1.9%
6,220	Apple, Inc. (a)	1,564,517
25,609	Aruba Networks, Inc. (a)	364,672
14,635	Avago Technologies, Ltd. (a)	308,213
346,799	CareView Communications, Inc. (a)	724,810
7,319	Cavium Networks, Inc. (a)	191,685
18,293	Cirrus Logic, Inc. (a)	289,212
6,324	Microsoft Corp.	145,515
10,979	NetApp, Inc. (a)	409,627
18,292	Omnivision Technologies, Inc. (a)	392,180
7,317	Salesforce.com, Inc. (a)	627,945
18,292	Skyworks Solutions, Inc. (a)	307,123
12,805	VMware, Inc., Class A (a)	801,465
		6,126,964

Materials - 2.4%
25,000	Acadian Timber Corp.	144,427
7,834	Agnico-Eagle Mines, Ltd.	476,151
36,700	Andean Resources, Ltd. (a)	106,182
8,016	AuEx Ventures, Inc. (a)	25,978
55,034	Cameco Corp.	1,171,124
4,155	Clearwater Paper Corp. (a)	227,528
36,169	Domtar Corp.	1,777,706
39,659	KapStone Paper and Packaging Corp. (a)	441,801
35,380	Kirkland Lake Gold, Inc. (a)(d)	281,830
46,346	Lake Shore Gold Corp. (a)	139,315
23,632	Monsanto Co. (c)	1,092,271
11,122	Newmont Mining Corp.	686,672
25,731	Rubicon Minerals Corp. (a)	88,465
4,689	Schweitzer-Mauduit International, Inc.	236,560
96,095	Sprott Resource Corp. (a)	362,878
7,443	The Mosaic Co.	290,128
		7,549,016

Telecommunication Services - 1.7%
10,978	Acme Packet, Inc. (a)	295,088
10,975	F5 Networks, Inc. (a)	752,556
1,581	The Washington Post Co., Class B	648,969
180,500	Vodafone Group PLC, ADR	3,730,935
		5,427,548
Total Common Stock (Cost $72,090,506)		76,587,497

Shares	Security Description	Rate	Value
Preferred Stock - 2.2%
Energy - 0.1%
3,731	McMoRan Exploration Co.	6.75%	$ 332,992

Financial - 2.1%
292,147	Fremont General Financing I (e)	9.00	6,637,649

Utilities - 0.0%
1,300	PPL Corp.	9.50	67,782
Total Preferred Stock (Cost $6,255,430)			7,038,423
Total Equity Securities (Cost $78,345,936)			83,625,920

Principal	Security Description	Rate	Maturity	Value
Fixed Income Securities - 23.3%
Asset Backed Obligations - 4.4%
$ 400,000	ACE Securities Corp., Series 2006-HE1 A2D (f)	0.65%	02/25/36	$ 168,989
163,500	Aerco, Ltd., Series 2A A3 (d)(f)	0.80	07/15/25	98,100
62,197	Aircastle Aircraft Lease Backed Trust, Series 2007-1A G1 (d)(e)(f)	0.61	06/14/37	50,379
20,000	American Airlines Pass Through Trust, Series 2001-02	7.86	10/01/11	20,350
46,742	American Airlines Pass Through Trust, Series 2003-01 (b)	3.86	07/09/10	46,728
49,656	American Airlines Pass Through Trust, Series 2009-1A	10.38	07/02/19	55,118
89,000	Argent Securities, Inc., Series 2005-W5 A2D (f)	0.67	01/25/36	38,934
115,000	Astoria Depositor Corp. (d)	8.14	05/01/21	113,850
151,487	Banc of America Funding Corp., Series 2007-8 2A1	7.00	10/25/37	107,785
126,434	Bear Stearns Alt-A Trust, Series 2005-4 21A1 (f)	3.03	05/25/35	85,811
125,000	Carrington Mortgage Loan Trust, Series 2007-FRE1 A3 (f)	0.61	02/25/37	48,330
400,000	Centex Home Equity, Series 2006-A AV4 (f)	0.60	06/25/36	217,731
84,430	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8 2A1A (f)	5.82	07/25/37	61,711
500,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1 A4 (f)	0.55	01/25/37	215,403
457,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2 A3 (f)	0.53	03/25/37	203,910
300,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2B (f)	1.40	07/25/37	154,256
545,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2C (f)	1.65	07/25/37	215,326
105,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4 A4	5.32	12/11/49	102,203
82,100	Citimortgage Alternative Loan Trust, Series 2007-A1 1A7	6.00	01/25/37	56,144
71,078	Conseco Finance, Series 2001-D A5 (f)	6.19	11/15/32	71,692
68,760	Continental Airlines Pass Through Trust, Series 2007-1 A	5.98	04/19/22	69,276
48,989	Continental Airlines Pass Through Trust, Series 2009-1 A	9.00	07/08/16	52,982
93,254	Coso Geothermal Power Holdings (d)	7.00	07/15/26	89,818
339,128	Countrywide Alternative Loan Trust, Series 2005-27 2A1 (f)	1.77	08/25/35	190,162
188,033	Countrywide Alternative Loan Trust, Series 2006-OA10 1A1 (f)	1.35	08/25/46	94,771
336,117	Countrywide Alternative Loan Trust, Series 2006-OA22 A1 (f)	0.51	02/25/47	201,232
63,973	Countrywide Alternative Loan Trust, Series 2007-OH1 A1A (f)	0.44	04/25/47	59,404
300,000	Countrywide Asset-Backed Certificates, Series 2007-10 2A2 (f)	0.47	06/25/47	221,381
231,914	Countrywide Asset-Backed Certificates, Series 2007-13 2A2 (f)	1.15	10/25/47	168,703
300,000	Countrywide Asset-Backed Certificates, Series 2007-4 A2	5.53	09/25/37	257,859
230,000	Countrywide Asset-Backed Certificates, Series 2007-5 2A2 (f)	0.52	09/25/47	185,267
75,000	Countrywide Asset-Backed Certificates, Series 2007-7 2A2 (f)	0.51	10/25/47	59,278
167,614	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5 3A1 (f)	3.39	04/20/35	119,877
73,925	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3 2A1 (f)	5.49	06/25/47	53,641
350,000	Credit - Based Asset Servicing and Securitization, LLC, Series 2006-CB4 AV3 (f)	0.50	05/25/36	188,967
250,000	Credit - Based Asset Servicing and Securitization, LLC, Series 2006-CB8 A2B (f)	0.46	10/25/36	213,842
160,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C5 A3	5.31	12/15/39	158,638
120,000	CW Capital Cobalt, Ltd., Series 2006-C1 A4	5.22	08/15/48	120,105
50,000	Delta Air Lines, Inc., Series 2000-A2	7.57	11/18/10	50,938
50,000	Delta Air Lines, Inc., Series 2002-G2	6.42	07/02/12	51,000
179,935	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-OA2 A1 (f)	1.19	04/25/47	99,683
31,746	Dynegy Roseton/Danskammer Pass Through Trust, Series A	7.27	11/08/10	31,746
120,000	Dynegy Roseton/Danskammer Pass Through Trust, Series B	7.67	11/08/16	105,600
300,000	Ellington Loan Acquisition Trust, Series 2007-1 A2C (d)(f)	1.60	05/29/37	139,239
394,000	Ellington Loan Acquisition Trust, Series 2007-2 A2C (d)(f)	1.45	05/25/37	217,055
300,000	Equifirst Loan Securitization Trust, Series 2007-1 A2B (f)	0.54	04/25/37	159,270
195,000	Fieldstone Mortgage Investment Corp., Series 2006-2 2A3 (f)	0.62	07/25/36	63,088
450,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF11 2A3 (f)	0.50	08/25/36	218,192
360,000	First NLC Trust, Series 2005-4 A4 (f)	0.74	02/25/36	173,788
21,950	FPL Energy National Wind Portfolio, LLC (d)	6.13	03/25/19	21,536
13,083	FPL Energy Wind Funding, LLC (d)	6.88	06/27/17	12,985
48,543	Green Tree Home Improvement Loan Trust, Series 1997-E HEB1	7.53	01/15/29	47,123
110,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7 A4 (f)	6.09	07/10/38	115,181
180,000	GSAA Trust, Series 2005-7 AF3 (f)	4.75	05/25/35	153,991
400,000	GSAMP Trust, Series 2007-FM2 A2B (f)	0.44	01/25/37	164,059
198,608	Harborview Mortgage Loan Trust, Series 2007-5 A1A (f)	0.54	09/19/37	105,912
40,445	HSBC Home Equity Loan Trust, Series 2006-1 A1 (f)	0.51	01/20/36	36,890
300,000	HSBC Home Equity Loan Trust, Series 2007-1 M2 (f)	0.83	03/20/36	137,336
69,107	HSBC Home Equity Loan Trust, Series 2007-3 APT (f)	1.55	11/20/36	58,333
110,000	HSBC Home Equity Loan Trust, Series 2007-3 M1 (f)	2.60	11/20/36	56,697
120,000	Indiantown Cogeneration LP, Series A-10	9.77	12/15/20	132,867
118,822	Indymac Index Mortgage Loan Trust, Series 2006-AR19 1A2 (f)	5.73	08/25/36	59,787
400,000	Indymac Residential Asset Backed Trust, Series 2007-A 2A4A (f)	0.67	04/25/47	165,318
118,627	JetBlue Airways Pass Through Trust, Series 2004-2 G1 (f)	0.81	08/15/16	102,019
165,000	JP Morgan Alternative Loan Trust, Series 2006-A4 A7 (f)	6.30	09/25/36	82,008
120,000	JP Morgan Alternative Loan Trust, Series 2006-A6 2A5 (f)	6.05	11/25/36	77,409
160,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18 A4	5.44	06/12/47	160,114
105,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19 A4 (f)	5.94	02/12/49	106,037
265,000	JP Morgan Mortgage Acquisition Corp., Series 2006-CH1 A4 (f)	0.49	07/25/36	191,927
350,000	JP Morgan Mortgage Acquisition Corp., Series 2006-HE1 A4 (f)	0.55	01/25/36	136,985
300,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH1 AV4 (f)	0.48	11/25/36	248,298
185,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH2 AF2 (g)	5.48	01/25/37	134,482
360,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH3 A4 (f)	0.56	03/25/37	171,069
200,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH4 A3 (f)	0.46	05/25/37	123,489
131,690	Lehman XS Trust, Series 2006-14N 3A2 (f)	0.47	08/25/36	56,955
137,525	Lehman XS Trust, Series 2007-16N 2A2 (f)	1.20	09/25/47	79,258
249,000	Long Beach Mortgage Loan Trust, Series 2006-5 2A4 (f)	0.59	06/25/36	86,482
500,000	MASTR Asset Backed Securities Trust, Series 2006-AM3 A4 (f)	0.59	10/25/36	170,103
350,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2C (f)	0.53	06/25/37	163,330
115,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4 A3 (f)	5.17	12/12/49	113,768
230,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7 A4 (f)	5.81	06/12/50	225,443
169,433	Mid-State Trust, Series 2006-1A (d)	5.79	10/15/40	174,889
76,160	Midwest Generation, LLC, Series B	8.56	01/02/16	75,208
365,000	Morgan Stanley ABS Capital I, Series 2006-HE3 A2D (f)	0.60	04/25/36	125,955
400,000	Morgan Stanley ABS Capital I, Series 2006-NC2 A2D (f)	0.64	02/25/36	158,789
655,000	Morgan Stanley ABS Capital, Inc., Series 2006-HE1 A4 (f)	0.64	01/25/36	344,395
200,000	Morgan Stanley ABS Capital, Inc., Series 2007-HE2 A2B (f)	0.44	01/25/37	101,193
110,000	Morgan Stanley Capital I, Series 2007-IQ16 A4	5.81	12/12/49	114,125
190,201	Morgan Stanley Mortgage Loan Trust, Series 2006-11 1A3 (g)	6.42	08/25/36	106,861
220,000	Nationstar Home Equity Loan Trust, Series 2006-B AV4 (f)	0.63	09/25/36	106,508
125,000	Nationstar Home Equity Loan Trust, Series 2007-A AV4 (f)	0.58	03/25/37	68,790
197,600	Newcastle Mortgage Securities Trust, Series 2007-1 2A4 (f)	0.69	04/25/37	74,952
218,458	Option One Mortgage Loan Trust, Series 2006-3 2A2 (f)	0.45	02/25/37	132,805
380,000	Option One Mortgage Loan Trust, Series 2007-4 2A3 (f)	0.59	04/25/37	145,100
375,000	Option One Mortgage Loan Trust, Series 2007-6 2A3 (f)	0.53	07/25/37	148,813
82,000	Prudential Holdings, LLC (d)	8.70	12/18/23	98,144
84,349	Reliant Energy Mid-Atlantic Power Holdings, LLC, Series B	9.24	07/02/17	87,618
100,000	Saxon Asset Securities Trust, Series 2005-2 M1 (f)	0.77	10/25/35	84,066
320,000	Saxon Asset Securities Trust, Series 2006-3 A3 (f)	0.52	10/25/46	131,428
400,000	Securitized Asset Backed Receivables, LLC Trust, Series 2006-HE2 A2C (f)	0.50	07/25/36	147,408
208,409	Securitized Asset Backed Receivables, LLC Trust, Series 2007-BR2 A2 (f)	0.58	02/25/37	98,229
500,000	Securitized Asset Backed Receivables, LLC Trust, Series 2007-NC1 A2B (f)	0.50	12/25/36	203,174
250,000	Soundview Home Equity Loan Trust, Series 2006-WF2 A2C (f)	0.49	12/25/36	201,899
211,636	Structured Asset Mortgage Investments, Inc., Series 2006-AR8 A1A (f)	0.55	10/25/36	117,229
166,157	Structured Asset Mortgage Investments, Inc., Series 2007-AR3 2A1 (f)	0.54	09/25/47	92,525
338,094	Structured Asset Mortgage Investments, Inc., Series 2007-AR6 A1 (f)	1.92	08/25/47	182,312
120,000	Structured Asset Securities Corp., Series 2007-BC3 2A2 (f)	0.49	05/25/47	74,434
49,167	Textainer Marine Containers, Ltd., Series 2005-1A A (d)(f)	0.60	05/15/20	44,772
91,716	Thornburg Mortgage Securities Trust, Series 2007-3 3A1 (f)	0.57	06/25/47	85,267
70,583	Triton Container Finance, LLC, Series 2006-1A (d)(f)	0.52	11/26/21	63,315
58,333	Triton Container Finance, LLC, Series 2007-1A (d)(f)	0.49	02/26/19	53,772
87,707	UAL Pass Through Trust, Series 2009-1	10.40	11/01/16	94,724
143,355	WaMu Mortgage Pass Through Certificates, Series 2004-AR6 A (f)	0.80	05/25/44	101,290
94,666	WaMu Mortgage Pass Through Certificates, Series 2007-HY4 1A1 (f)	5.42	04/25/37	68,171
184,953	WaMu Mortgage Pass Through Certificates, Series 2007-OA6 1A (f)	1.23	07/25/47	107,819
86,417	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-3 2A3 (f)	0.90	05/25/35	51,064
115,059	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4 CB13 (f)	0.85	06/25/35	70,219
134,431	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-1 4CB	6.50	02/25/36	81,498
168,667	Wells Fargo Home Equity Trust, Series 2006-3 A2 (f)	0.50	01/25/37	106,618
Total Asset Backed Obligations (Cost $11,221,224)				13,970,121

Corporate Convertible Bonds - 5.4%
Consumer Discretionary - 0.8%
1,152,000	Stewart Enterprises, Inc. (b)	3.38	07/15/16	1,019,520
1,375,000	Titan International, Inc. (b)(d)	5.63	01/15/17	1,634,531
				2,654,051

Consumer Staples - 0.1%
500,000	Archer-Daniels-Midland Co. (b)	0.88	02/15/14	473,750

Financial - 1.8%
1,500,000	AngloGold Ashanti Holdings Finance PLC (b)(d)	3.50	05/22/14	1,702,500
5,055,000	CompuCredit Holdings Corp.	3.63	05/30/25	3,108,825
1,000,000	CompuCredit Holdings Corp. (d)	5.88	11/30/35	381,250
550,000	Hilltop Holdings, Inc. (b)	7.50	08/15/25	574,063
				5,766,638

Industrial - 0.8%
500,000	AGCO Corp. (b)	1.25	12/15/36	475,625
2,700,000	Ambassadors International, Inc.	3.75	04/15/27	1,687,500
500,000	MasTec, Inc. (b)	4.00	06/15/14	453,750
				2,616,875

Materials - 1.9%
2,050,000	Goldcorp, Inc. (b)	2.00	08/01/14	2,393,375
3,675,000	Kinross Gold Corp. (b)	1.75	03/15/28	3,564,750
				5,958,125
Total Corporate Convertible Bonds (Cost $14,118,916)				17,469,439

Corporate Non-Convertible Bonds - 7.6%
Consumer Discretionary - 2.8%
225,000	Dillard's, Inc. (b)	7.88	01/01/23	201,375
225,000	Dillard's, Inc. (b)	7.75	05/15/27	191,812
185,000	Invista (b)(d)	9.25	05/01/12	188,237
1,415,000	Kraft Foods, Inc. (f)	0.93	08/11/10	1,415,465
500,000	MGM Resorts International (b)	10.38	05/15/14	546,250
130,000	New Albertsons, Inc.	7.75	06/15/26	108,550
1,760,000	New Albertsons, Inc., MTN, Series C (b)	6.63	06/01/28	1,293,600
35,000	PHI, Inc.	7.13	04/15/13	33,075
10,000	Service Corp. International	7.88	02/01/13	10,288
1,000,000	Tenneco, Inc., Series B (b)	10.25	07/15/13	1,028,750
2,000,000	The Hertz Corp. (b)	8.88	01/01/14	2,035,000
50,000	Time Warner Cable, Inc.	8.25	04/01/19	61,590
780,000	Titan International, Inc. (b)	8.00	01/15/12	815,100
1,000,000	Vector Group, Ltd. (b)	11.00	08/15/15	1,025,000
				8,954,092

Consumer Staples - 0.1%
208,000	NBTY, Inc. (b)	7.13	10/01/15	208,000

Energy - 1.6%
60,000	Atlas Energy Operating Co., LLC / Atlas Energy Finance Corp.	12.13	08/01/17	66,600
3,950,000	ATP Oil & Gas Corp. (d)	11.88	05/01/15	2,883,500
50,000	CenterPoint Energy Resources Corp.	6.15	05/01/16	54,795
50,000	CenterPoint Energy Resources Corp., MTN	6.00	05/15/18	55,166
60,000	Chesapeake Energy Corp.	7.00	08/15/14	61,275
100,000	Continental Resources, Inc.	8.25	10/01/19	105,000
500,000	Peabody Energy Corp., Series B (b)	6.88	03/15/13	506,250
700,000	SEACOR Holdings, Inc. (b)	7.38	10/01/19	740,488
100,000	Tesoro Corp.	6.50	06/01/17	92,000
19,000	The Williams Cos., Inc.	7.88	09/01/21	21,817
30,000	Valero Energy Corp.	9.38	03/15/19	36,395
50,000	Valero Energy Corp.	7.50	04/15/32	52,564
15,000	Valero Energy Corp.	10.50	03/15/39	20,080
500,000	Woodside Finance, Ltd. (b)(d)	5.00	11/15/13	532,312
				5,228,242

Financial - 1.0%
50,000	Cantor Fitzgerald LP (d)	6.38	06/26/15	50,235
30,000	Capital One Capital V	10.25	08/15/39	31,838
200,000	Chase Capital II, Series B (f)	0.84	02/01/27	150,818
185,000	Chase Capital III, Series C (f)	1.09	03/01/27	140,288
140,000	Citigroup, Inc. (f)	1.15	12/09/11	141,634
75,000	Citigroup, Inc. (b)(f)	0.63	11/05/14	68,766
80,000	Citigroup, Inc.	8.50	05/22/19	95,524
200,000	Citigroup, Inc. (f)	1.05	08/25/36	140,131
90,000	City National Capital Trust I	9.63	02/01/40	94,951
155,000	Credit Suisse Guernsey, Series 1 (f)	1.13	05/29/49	110,368
55,000	Discover Financial Services	10.25	07/15/19	65,559
60,000	Duke Realty LP REIT	7.38	02/15/15	66,617
50,000	ERP Operating LP REIT	5.20	04/01/13	53,346
16,000	General Electric Capital Corp.	5.63	05/01/18	17,030
100,000	General Electric Capital Corp., MTN (f)	0.73	05/05/26	78,292
80,000	General Electric Capital Corp., MTN	6.88	01/10/39	88,622
80,000	General Electric Capital Corp., MTN, Series A (f)	0.80	09/15/14	75,564
60,000	GMAC, LLC	7.25	03/02/11	61,275
140,000	JPMorgan Chase Capital XXI, Series U (f)	1.29	02/02/37	102,138
440,000	MBNA Capital, Series B (f)	1.14	02/01/27	298,386
50,000	Morgan Stanley	6.60	04/01/12	53,084
175,000	Morgan Stanley (f)	0.89	06/20/12	176,738
125,000	Morgan Stanley (f)	0.78	10/15/15	111,727
110,000	Nationsbank Capital Trust III (f)	0.85	01/15/27	72,931
175,000	Nationwide Mutual Insurance Co. (d)(f)	5.81	12/15/24	148,930
62,000	Raymond James Financial, Inc.	8.60	08/15/19	73,141
165,000	The Goldman Sachs Group, Inc. (f)	1.15	12/05/11	166,959
30,000	The Goldman Sachs Group, Inc.	6.15	04/01/18	31,474
58,000	The Goldman Sachs Group, Inc.	7.50	02/15/19	64,936
20,000	The Goldman Sachs Group, Inc., MTN, Series B (f)	0.71	07/22/15	18,081
100,000	Wachovia Corp. (f)	0.68	10/28/15	89,640
100,000	WEA Finance, LLC / WT Finance Aust Pty Ltd. (d)	7.50	06/02/14	113,423
55,000	WT Finance Aust Pty, Ltd. / Westfield Capital / WEA Finance, LLC (d)	4.38	11/15/10	55,602
175,000	ZFS Finance USA Trust I (d)(f)	6.15	12/15/65	164,500
				3,272,548

Healthcare - 0.1%
95,000	CHS/Community Health Systems, Inc.	8.88	07/15/15	98,206
65,000	HCA, Inc.	8.50	04/15/19	69,225
				167,431

Industrial - 0.7%
265,000	Bristow Group, Inc. (b)	6.13	06/15/13	262,350
85,000	Bristow Group, Inc.	7.50	09/15/17	81,600
90,000	Delta Air Lines, Inc. (d)	9.50	09/15/14	94,950
500,000	MasTec, Inc. (b)	7.63	02/01/17	488,750
148,000	Mueller Industries, Inc.	6.00	11/01/14	145,780
1,155,000	Silgan Holdings, Inc. (b)	7.25	08/15/16	1,189,650
				2,263,080

Materials - 1.0%
1,000,000	Allegheny Ludlum Corp. (b)	6.95	12/15/25	959,789
695,000	Freeport-McMoRan Corp. (b)	9.50	06/01/31	919,871
1,000,000	Freeport-McMoRan Corp. (b)	6.13	03/15/34	952,666
338,000	Westlake Chemical Corp. (b)	6.63	01/15/16	326,170
				3,158,496

Telecommunication Services - 0.0%
96,000	Millicom International Cellular SA	10.00	12/01/13	99,360
60,000	Qwest Corp.	7.88	09/01/11	62,700
				162,060

Utilities - 0.3%
110,000	Edison Mission Energy	7.00	05/15/17	70,950
170,000	KCP&L Greater Missouri Operations Co. (b)	11.88	07/01/12	195,858
25,000	KCP&L Greater Missouri Operations Co.	8.27	11/15/21	28,452
100,000	Mirant Americas Generation, LLC	9.13	05/01/31	92,500
85,000	Nisource Finance Corp.	10.75	03/15/16	109,052
55,000	NRG Energy, Inc.	7.25	02/01/14	55,894
90,000	PNM Resources, Inc.	9.25	05/15/15	96,188
100,000	Sabine Pass LNG LP	7.25	11/30/13	90,500
160,000	Southern Union Co. (f)	7.20	11/01/66	142,600
40,000	Texas-New Mexico Power Co. (d)	9.50	04/01/19	50,726
37,000	The AES Corp. (d)	8.75	05/15/13	37,740
				970,460
Total Corporate Non-Convertible Bonds (Cost $22,571,472)				24,384,409

U.S. Government & Agency Obligations - 5.9%
Agency - 1.2%
265,000	FHLB (g)	0.75	10/05/11	265,300
1,750,000	FHLMC	1.63	04/26/11	1,767,631
1,750,000	FNMA	1.88	04/20/12	1,787,421
				3,820,352

Interest Only Bonds - 0.1%
833,883	FNMA, Series 2006-125 SM (f)	6.85	01/25/37	107,816
368,422	FNMA, Series 2007-68 SC (f)	6.35	07/25/37	47,111
314,675	GNMA, Series 2007-78 SG (f)	6.19	12/20/37	37,795
591,853	GNMA, Series 2008-51 GS (f)	5.88	06/16/38	57,492
568,786	GNMA, Series 2010-4 NS (f)	6.04	01/16/40	67,996
513,742	GNMA, Series 2010-4 SL (f)	6.05	01/16/40	59,920
				378,130

U.S. Treasury Securities - 4.6%
3,000,000	U.S. Treasury Bill (b)(h)	0.14	07/08/10	2,999,911
2,000,000	U.S. Treasury Bill (h)	0.14	07/15/10	1,999,887
3,140,000	U.S. Treasury Bill (h)	0.07-0.12	07/22/10	3,139,787
4,500,000	U.S. Treasury Bill (h)	0.13-0.15	07/29/10	4,499,529
2,000,000	U.S. Treasury Bill (h)	0.14	08/26/10	1,999,570
				14,638,684
Total U.S. Government & Agency Obligations (Cost $18,786,440)				18,837,166
Total Fixed Income Securities (Cost $66,698,052)				74,661,135

Investment Companies - 0.7%
1,806	CurrencyShares Canadian Dollar Trust (a)			168,752
40,675	Market Vectors - Gold Miners ETF (c)			2,113,473
Total Investment Companies (Cost $1,911,425)				2,282,225

Principal	Security Description	Rate	Maturity	Value
Short-Term Investments - 13.2%
Bankers Acceptance Notes - 0.6%
$ 572,000	Bank of America N.A. (h)	0.00%	07/01/10	$ 571,994
573,000	Bank of America N.A. (h)	0.40	07/07/10	572,955
947,000	Bank of America N.A. (h)	0.49	08/16/10	946,394
Total Bankers Acceptance Notes (Cost $2,091,369)				2,091,343

Certificate of Deposits - 0.1%
245,000	Citibank, N.A.	0.69	09/03/10	245,105
Total Certificate of Deposits (Cost $245,038)				245,105

Commercial Paper - 12.5%
1,973,000	Aetna, Inc. (h)	0.40	07/01/10	1,973,000
1,000,000	American Electric Power Co., Inc. (h)	0.43	07/13/10	999,857
1,000,000	American Electric Power Co., Inc. (h)	0.50	08/04/10	999,528
1,734,000	BMW US Capital, LLC (h)	0.41	07/01/10	1,734,000
1,000,000	Carnival Corp. (h)	0.43	07/06/10	999,940
1,550,000	Carnival PLC (h)	0.44	07/09/10	1,549,848
1,500,000	Clorox Co. (h)	0.38	07/01/10	1,500,000
1,000,000	CVS Caremark Corp. (h)	0.42	07/15/10	999,837
1,500,000	CVS Caremark Corp. (b)(h)	0.45	07/29/10	1,499,475
2,000,000	Duke Energy Corp. (h)	0.40	07/20/10	1,999,578
1,750,000	Florida Power & Light Co. (h)	0.38	07/19/10	1,749,668
3,350,000	GATX Corp. (h)	0.40	07/06/10	3,349,814
1,600,000	General Mills, Inc. (h)	0.40	07/06/10	1,599,911
1,000,000	General Mills, Inc. (h)	0.34	07/15/10	999,868
2,500,000	Omnicom Capital, Inc. (h)	0.45	07/19/10	2,499,437
1,365,000	Pearson Holdings, Inc. (h)	0.40	07/14/10	1,364,803
1,000,000	Pearson Holdings, Inc. (h)	0.40	07/21/10	999,778
2,500,000	Reed Elsevier, Inc. (h)	0.37	07/09/10	2,499,794
2,000,000	SABMiller PLC (h)	0.45	07/15/10	1,999,650
2,000,000	Stanley Black & Decker, Inc. (b)(h)	0.40	07/15/10	1,999,689
2,500,000	Stanley Black & Decker, Inc. (b)(h)	0.41	07/22/10	2,499,402
557,000	Volkswagen of America, Inc. (h)	0.44	07/12/10	556,925
1,500,000	Volkswagen of America, Inc. (b)(h)	0.40	07/14/10	1,499,783
2,000,000	Wisconsin Energy Corp. (h)	0.40	07/16/10	1,999,667
Total Commercial Paper (Cost $39,873,251)				39,873,252
Total Short-Term Investments (Cost $42,209,658)				42,209,700

		Strike	Expiration
Contracts	Security Description	Price	Date	Value
Purchased Options - 0.8%
Call Options Purchased - 0.2%
183	Apollo Group, Inc.	50.00	08/10	$ 18,483
606	Cameco Corp.	30.00	01/10	13,635
72	Collective Brands, Inc.	20.00	09/10	1,980
223	iShares Silver Trust	21.00	01/10	23,192
496	Market Vectors - Gold Miners ETF	60.00	01/10	148,304
109	Microsoft Corp.	27.00	07/10	327
74	Monsanto Co.	60.00	07/10	148
305	Monsanto Co.	75.00	01/10	6,710
36	Oil Services Holders Trust	109.10	10/10	13,788
300	SPDR Gold Trust	170.00	01/10	231,000
291	SPDR Gold Trust	150.00	01/10	311,370
144	Suncor Energy, Inc.	50.00	01/10	14,688
42	The Mosaic Co.	65.00	01/10	1,617
179	Tyson Foods, Inc.	21.00	10/10	3,133
144	Walgreen Co.	34.00	10/10	2,304
Total Call Options Purchased (Premiums Paid $843,098)				790,679

Put Options Purchased - 0.6%
54	Amazon.com, Inc.	110.00	01/10	85,482
213	Career Education Corp.	24.00	01/10	97,980
63	CH Robinson Worldwide, Inc.	52.50	01/10	24,570
61	Chipotle Mexican Grill, Inc.	130.00	12/10	89,060
368	Cracker Barrel Old Country Store, Inc.	45.00	09/10	96,600
319	Dillard's, Inc.	22.50	11/10	126,005
111	F5 Networks, Inc.	65.00	01/10	89,910
23	First Solar, Inc.	115.00	12/10	40,710
123	Freeport-McMoRan Copper & Gold, Inc.	60.00	08/10	68,265
144	Green Mountain Coffee Roasters, Inc.	23.33	12/10	37,296
11	iShares Dow Jones U.S. Real Estate Index Fund	48.00	12/10	5,445
220	iShares MSCI Brazil Index Fund	60.00	07/10	35,640
18	iShares MSCI Emerging Markets Index Fund	37.00	12/10	6,030
144	Johnson Controls, Inc.	26.00	10/10	28,080
497	Limited Brands, Inc.	21.50	01/10	132,947
542	Materials Select Sector SPDR Fund	27.00	09/10	82,113
215	P.F. Chang's China Bistro, Inc.	40.00	10/10	83,850
379	Retail Holders Trust	85.00	10/10	174,340
424	Royal Caribbean Cruises, Ltd.	25.00	09/10	152,640
124	Salesforce.com, Inc.	80.00	01/10	117,800
234	Southern Copper Corp.	25.00	01/10	77,220
256	SPDR Gold Trust	120.00	07/10	35,584
110	SPDR KBW Regional Banking ETF	23.00	12/10	25,300
397	SPDR S&P Retail ETF	36.00	09/10	109,969
65	The Cheesecake Factory, Inc.	22.50	01/10	19,500
108	Wells Fargo & Co.	22.50	01/10	21,816
Total Put Options Purchased (Premiums Paid $1,411,513)				1,864,152
Total Purchased Options (Premiums Paid $2,254,611)				2,654,831
Total Long Positions - 64.2% (Cost $191,419,682)*				$ 205,433,811

Total Short Positions - (13.8)% (Cost $(46,301,076))*				(44,109,735)

Total Written Options - 0.0% (Premiums Received $(294,783))*				(75,384)

Other Assets & Liabilities, Net - 49.6%				158,739,953
Net Assets – 100.0%				$ 319,988,645

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
JUNE 30, 2010 (Unaudited)

Shares	Security Description	Value
Short Positions - (13.8)%
Common Stock - (7.3)%
Consumer Discretionary - (4.9)%
(1,830)	Amazon.com, Inc.	$ (199,946)
(6,693)	American Greetings Corp., Class A	(125,561)
(3,658)	AnnTaylor Stores Corp.	(59,516)
(57,173)	ArvinMeritor, Inc.	(748,966)
(15,211)	Asbury Automotive Group, Inc.	(160,324)
(2,606)	Bridgepoint Education, Inc.	(41,201)
(7,316)	Brunswick Corp.	(90,938)
(4,553)	Capella Education Co.	(370,386)
(22,180)	Career Education Corp.	(510,584)
(7,868)	Chipotle Mexican Grill, Inc.	(1,076,421)
(16,081)	Cracker Barrel Old Country Store, Inc.	(748,731)
(46,435)	Dillard's, Inc., Class A	(998,352)
(14,503)	DineEquity, Inc.	(404,924)
(1,229)	Domino's Pizza, Inc.	(13,888)
(57,000)	Ford Motor Co.	(574,560)
(39,221)	Grand Canyon Education, Inc.	(918,948)
(5,806)	ITT Educational Services, Inc.	(482,014)
(7,316)	JC Penney Co., Inc.	(157,148)
(8,300)	Jo-Ann Stores, Inc.	(311,333)
(24,732)	Landry's Restaurants, Inc.	(604,945)
(3,938)	Las Vegas Sands Corp.	(87,187)
(21,503)	Lifetime Brands, Inc.	(314,374)
(3,794)	Lincoln Educational Services Corp.	(78,118)
(3,360)	Ltd. Brands, Inc.	(74,155)
(7,578)	MGM Resorts International	(73,052)
(9,150)	Nordstrom, Inc.	(294,538)
(18,295)	OfficeMax, Inc.	(238,933)
(5,488)	Phillips-Van Heusen Corp.	(253,930)
(24,513)	Pinnacle Entertainment, Inc.	(231,893)
(400)	priceline.com, Inc.	(70,616)
(315,000)	Rite Aid Corp.	(308,700)
(28,146)	Royal Caribbean Cruises, Ltd.	(640,884)
(18,290)	RR Donnelley & Sons Co.	(299,407)
(38,788)	Saks, Inc.	(294,401)
(7,316)	Staples, Inc.	(139,370)
(3,847)	Strayer Education, Inc.	(799,753)
(18,293)	Tempur-Pedic International, Inc.	(562,510)
(35,425)	Tenneco, Inc.	(746,050)
(5,488)	The Toro Co.	(269,570)
(22,242)	TRW Automotive Holdings Corp.	(613,212)
(16,598)	Universal Technical Institute, Inc.	(392,377)
(707)	Wynn Resorts, Ltd.	(53,923)
(7,317)	Yum! Brands, Inc.	(285,656)
		(15,721,295)

Consumer Staples - (0.2)%
(9,146)	Avon Products, Inc.	(242,369)
(3,658)	Green Mountain Coffee Roasters, Inc.	(94,010)
(3,659)	VistaPrint NV	(209,478)
		(545,857)

Energy - (0.1)%
(3,862)	First Solar, Inc.	(439,612)

Financial - (1.1)%
(3,658)	Affiliated Managers Group, Inc.	(222,297)
(18,297)	Bank of America Corp.	(262,928)
(7,316)	Federated Investors, Inc., Class B	(151,514)
(14,641)	SL Green Realty Corp. REIT	(805,841)
(3,658)	State Street Corp.	(123,713)
(22,012)	The Macerich Co. REIT	(821,488)
(47,243)	Wells Fargo & Co.	(1,209,421)
		(3,597,202)

Industrial - (0.5)%
(6,220)	Bucyrus International, Inc.	(295,139)
(9,145)	Crown Holdings, Inc.	(228,991)
(7,316)	Foster Wheeler AG	(154,075)
(3,659)	Stanley Black & Decker, Inc.	(184,853)
(28,216)	Werner Enterprises, Inc.	(617,648)
		(1,480,706)

Information Technology - (0.1)%
(3,658)	Dun & Bradstreet Corp.	(245,525)
(3,658)	Pegasystems, Inc.	(117,458)
		(362,983)

Materials - (0.4)%
(11,951)	Freeport-McMoRan Copper & Gold, Inc.	(706,663)
(18,291)	The Dow Chemical Co.	(433,862)
		(1,140,525)
Total Common Stock (Cost $(25,432,772))		(23,288,180)

Principal	Security Description	Rate	Maturity	Value
Fixed Income Securities - (4.3)%
Corporate Non-Convertible Bonds - (2.2)%
Consumer Discretionary - (1.9)%
$ (1,100,000)	Boyd Gaming Corp.	7.75%	12/15/12	$ (1,094,500)
(500,000)	Isle of Capri Casinos, Inc.	7.00	03/01/14	(452,500)
(500,000)	MGM Resorts International	7.63	01/15/17	(393,750)
(1,000,000)	Pinnacle Entertainment, Inc.	7.50	06/15/15	(942,500)
(1,000,000)	Tenneco, Inc.	8.63	11/15/14	(1,013,750)
(2,000,000)	The Hertz Corp.	10.50	01/01/16	(2,085,000)
				(5,982,000)

Materials - (0.3)%
(1,000,000)	The Dow Chemical Co.	7.38	11/01/29	(1,113,040)
Total Corporate Non-Convertible Bonds (Cost $(6,816,637))				(7,095,040)

U.S. Treasury Securities - (2.1)%
(2,500,000)	U.S. Treasury Bond	4.38	05/15/40	(2,704,292)
(4,000,000)	U.S. Treasury Note	0.75	11/30/11	(4,015,624)
Total U.S. Treasury Securities (Cost $(6,633,506))				(6,719,916)
Total Fixed Income Securities (Cost $(13,450,143))				(13,814,956)

Shares	Security Description			Value
Investment Companies - (2.2)%
(54,879)	iShares MSCI Brazil Index Fund			$ (3,400,303)
(56,235)	SPDR KBW Regional Banking ETF			(1,298,466)
(6,805)	SPDR S&P 500 ETF Trust			(702,412)
(45,096)	SPDR S&P Retail ETF			(1,605,418)
Total Investment Companies (Cost $(7,418,161))				(7,006,599)
Total Short Positions - (13.8)% (Cost $(46,301,076))				$ (44,109,735)

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
JUNE 30, 2010 (Unaudited)
		Strike	Expiration
Contracts	Security Description	Price	Date	Value
Written Options - 0.0%
Call Options Written - 0.0%
(4,000)	CapitalSource, Inc.	$ 5.00	07/10	$ (60,000)
(44)	Market Vectors - Gold Miners ETF	70.00	01/10	(5,236)
(74)	Monsanto Co.	70.00	07/10	(148)
Total Call Options Written (Premiums Received $(291,759))				(65,384)

Put Options Written - 0.0%

(80)	DineEquity, Inc.	22.50	09/10	(10,000)
Total Put Options Written (Premiums Received $(3,024))				(10,000)
Total Written Options - 0.0% (Premiums Received $(294,783))				$ (75,384)

ABSOLUTE OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (Unaudited)

ADR	American Depository Receipt
ETF	Exchange Traded Fund
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited Liability Company
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral for securities sold short.
(c)	Subject to call option written by the Fund.
(d)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $9,498,120 or 3.0% of net assets.
(e)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $6,688,028 or 2.1% of net assets.
(f)	Variable rate security. Rate presented is as of June 30, 2010.
(g)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2010.
(h)	Rate presented is yield to maturity.

A summary of outstanding credit default swap agreements held by the Fund at June 30, 2010, is as follows:

		Buy/Sell	Pays (Receives)	Termination	Notional	Net Unrealized
Counterparty	Reference Entity/Obligation	Protection	Rate	Date	Amount	Appreciation (Depreciation)

Royal Bank of Scotland	Belgium Government Bonds, 5.75%, 09/28/10	Buy	(1.00)	12/20/15	5,000,000	$ 102,821
Barclays	Black and Decker Corp., 5.75%, 11/15/16	Buy	(1.00)	09/20/14	10,000,000	(522,150)
Barclays	Carnival Corp., 6.65%, 01/15/28	Buy	(1.00)	06/20/16	5,000,000	66,662
Barclays	Con-Way, Inc., 8.875%, 01/15/18	Buy	(1.00)	06/20/16	5,000,000	182,283
Barclays	Eastman Chemical Co., 7.60%, 02/01/27	Buy	(1.00)	12/20/15	5,000,000	(1,390)
Barclays	Eastman Chemical Co., 7.60%, 02/01/27	Buy	(1.00)	12/20/15	5,000,000	14,357
Royal Bank of Scotland	Eastman Chemical Co., 7.60%, 02/01/27	Buy	(1.00)	12/20/15	5,000,000	8,916
Barclays	Expedia, Inc., 7.456%, 08/15/18	Buy	(1.00)	09/20/15	5,000,000	(22,728)
Barclays	Fortune Brands, Inc., 5.375%, 01/15/16	Buy	(1.00)	12/20/15	5,000,000	(10,340)
Royal Bank of Scotland	Fortune Brands, Inc., 5.375%, 01/15/16	Buy	(1.00)	03/20/16	5,000,000	10,056
Barclays	Gatx Corp., 6%, 02/15/18	Buy	(1.00)	03/20/16	10,000,000	313,545
Royal Bank of Scotland	Johnson Controls, Inc., 7.125%, 07/15/17	Buy	(1.00)	09/20/15	5,000,000	6,324
Royal Bank of Scotland	Kimco Realty Corp., 5.98%, 07/30/12	Buy	(1.00)	09/20/15	5,000,000	145,508
Barclays	Masco Corp., 6.125%, 10/03/16	Buy	(1.00)	12/20/15	5,000,000	226,385
Barclays	Sara Lee Corp., 6.125%, 11/01/32	Buy	(1.00)	03/20/17	10,000,000	124,441
Barclays	Southwest Airlines Co., 5.25%, 10/01/14	Buy	(1.00)	03/20/16	5,000,000	33,835
Barclays	The Hershey Co., 6.95%, 08/15/12	Buy	(1.00)	03/20/16	5,000,000	14,579
Barclays	Vornado Realty LP, 3.875%, 04/15/25	Buy	(1.00)	06/20/16	10,000,000	(29,451)
						$ 663,653

At June 30, 2010, the Fund held the following futures contracts:

			Notional
		Expiration	Contract	Net
Contracts	Type	Date	Value	Appreciation
(50)	S&P 500 Emini	9/17/2010	$ (2,627,750)	$ 61,500

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

		Gross Unrealized Appreciation		$ 20,709,314
		Gross Unrealized Depreciation		(4,284,445)
		Net Unrealized Appreciation		$ 16,424,869

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

		Level 1	Level 2	Level 3	Total
	Assets
	Investments at Value:
	Common Stocks
	Consumer Discretionary	$ 13,164,684	$ -	$ -	$ 13,164,684
	Consumer Staples	9,784,666	-	-	9,784,666
	Energy	20,749,759	-	-	20,749,759
	Financials	12,942,557	-	-	12,942,557
	Industrials	842,303	-	-	842,303
	Information Technology	6,126,964	-	-	6,126,964
	Materials	7,549,016	-	-	7,549,016
	Telecommunication Services	5,427,548	-	-	5,427,548
	Preferred Stocks
	Energy	332,992	-	-	332,992
	Financials	-	-	6,637,649	6,637,649
	Utilities	67,782	-	-	67,782
	Asset Backed Obligations	-	13,919,742	50,379	13,970,121
	Corporate Convertible Bonds	-	17,469,439	-	17,469,439
	Corporate Non-Convertible Bonds	-	24,384,409	-	24,384,409
	U.S. Government Securities	-	18,837,166	-	18,837,166
	Investment Companies	2,282,225	-	-	2,282,225
	Bankers Acceptance Notes	-	2,091,343	-	2,091,343
	Certificates of Deposit	-	245,105	-	245,105
	Commercial Paper	-	39,873,252	-	39,873,252
	Options Purchased	2,654,831	-	-	2,654,831
	Total Investments at Value	81,925,327	116,820,456	6,688,028	205,433,811
	Other Financial Instruments**:
	Credit Default Swaps	-	1,249,712	-	1,249,713
	Futures	61,500	-	-	61,500
	Total Assets	$ 81,986,827	$ 118,070,168	$ 6,688,028	$206,745,023

	Liabilities
	Securities Sold Short
	Common Stock	$ (23,288,180)	$ -	$ -	$ (23,288,180)
	Investment Companies	(7,006,599)	-	-	(7,006,599)
	Corporate Non-Convertible Bonds	-	(7,095,040)	-	(7,095,040)
	U.S. Treasury Bonds	-	(6,719,916)	-	(6,719,916)
	Total Securities Sold Short	(30,294,779)	(13,814,956)	-	(44,109,735)
	Other Financial Instruments**:
	Credit Default Swaps	-	(586,059)	-	(586,059)
	Options Written	(75,384)	-	-	(75,384)
	Total Liabilities	$ (30,370,163)	$ (14,401,015)	$ -	$ (44,771,178)

**  Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and credit default swaps, which are valued at the unrealized appreciation (depreciation) of the instrument.  Written options are reported at their market value at period end date.

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

	Asset Backed Obligations	Preferred Stock	Total

Balance as of 03/31/10	$ -	$ -	$ -
Accrued Accretion / (Amortization)	35	-	35
Realized Gain / (Loss)	-	-	-
Change in Unrealized Appreciation / (Depreciation)	(35)	-	(35)
Purchases	50,552	-	50,552
Sales	(173)		(173)
Transfers In / (Out)	-	6,637,649	6,637,649
Balance as of 06/30/10	$ 50,379	$ 6,637,649	$ 6,688,028
Net change in unrealized appreciation / (depreciation) from investments held as of 06/30/10	$ (35)	$ -	$ (35)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (Unaudited)

Shares	Security Description	Value
Long Positions - 70.3%
Equity Securities - 36.5%
Common Stock - 35.0%
Consumer Discretionary - 7.2%
32,000	Abercrombie & Fitch Co.	$ 982,080
69,400	Aeropostale, Inc. (a)(b)	1,987,616
378,000	Anhui Expressway Co., Class H	209,706
28,300	AnnTaylor Stores Corp. (a)(b)	460,441
23,900	ATC Technology Corp. (a)(b)	385,268
6,400	AutoZone, Inc. (a)(b)	1,236,608
205,000	Bed Bath & Beyond, Inc. (a)(b)	7,601,400
23,000	Biglari Holdings, Inc. (a)(b)	6,598,700
55,500	Brinker International, Inc. (a)	802,530
35,900	Career Education Corp. (a)(b)	826,418
306,000	CarMax, Inc. (a)(b)(c)	6,089,400
36,800	Choice Hotels International, Inc. (a)	1,111,728
25,000	Church & Dwight Co., Inc.	1,567,750
100,000	Cintas Corp.	2,397,000
61,300	Coach, Inc. (a)	2,240,515
10,000	Coinstar, Inc. (b)	429,700
500,000	Comcast Corp., Special Class A (d)	8,215,000
66,000	Costco Wholesale Corp. (d)	3,618,780
238,636	CVS Caremark Corp. (a)(d)	6,996,807
7,300	Deckers Outdoor Corp. (a)(b)	1,042,951
78,100	DIRECTV, Class A (a)(b)	2,649,152
35,400	Domino's Pizza, Inc. (a)(b)	400,020
220,000	eBay, Inc. (b)	4,314,200
70,900	Ennis, Inc. (a)	1,064,209
117,400	Equifax, Inc. (a)	3,294,244
16,800	Equinix, Inc. (a)(b)	1,364,496
50,300	Expedia, Inc. (a)	944,634
38,800	Ezcorp, Inc., Class A (a)(b)	719,740
33,900	Factset Research Systems, Inc. (a)	2,270,961
86,800	Ford Motor Co. (a)(b)	874,944
35,600	Fossil, Inc. (a)(b)	1,235,320
82,900	Genpact, Ltd. (a)(b)	1,287,437
250,000	H&R Block, Inc.	3,922,500
38,400	Hibbett Sports, Inc. (b)	920,064
91,900	Hillenbrand, Inc. (a)	1,965,741
42,700	HNI Corp. (a)	1,178,093
16,100	Hospira, Inc. (a)(b)	924,945
88,200	IAC/InterActiveCorp. (a)(b)	1,937,754
50,000	International Game Technology	785,000
25,200	International Speedway Corp., Class A (a)	649,152
7,000	ITT Educational Services, Inc. (a)(b)	581,140
190,000	Jiangsu Expressway Co., Ltd., Class H	172,996
17,369	Lear Corp. (b)	1,149,828
27,700	Liberty Global, Inc., Class A (a)(b)	719,923
350,000	Liberty Media Corp. - Interactive, Class A (b)	3,675,000
50,000	Liberty Media Corp. - Starz, Class A (b)	2,592,000
46,500	Lincoln Educational Services Corp. (a)(b)	957,435
387,000	Lowe's Cos., Inc. (a)(c)(d)	7,902,540
64,900	Ltd. Brands, Inc. (a)	1,432,343
25,300	Lululemon Athletica, Inc. (a)(b)	941,666
60,400	Macy's, Inc. (a)	1,081,160
18,600	MAXIMUS, Inc. (a)	1,076,382
43,900	Meredith Corp. (a)	1,366,607
150,000	Mobile Mini, Inc. (b)	2,442,000
22,400	Navistar International Corp. (a)(b)	1,101,408
11,200	NetFlix, Inc. (a)(b)	1,216,880
160,000	Newell Rubbermaid, Inc.	2,342,400
4,800	NIKE, Inc., Class B	324,240
73,700	PetSmart, Inc. (a)	2,223,529
32,800	Polaris Industries, Inc. (a)	1,791,536
34,500	Rent-A-Center, Inc. (a)(b)	698,970
316,000	Robert Half International, Inc. (a)	7,441,800
97,800	Rollins, Inc. (a)	2,023,482
60,605	Royal Caribbean Cruises, Ltd. (a)(b)(c)(d)	1,379,976
27,100	RR Donnelley & Sons Co. (a)	443,627
17,588	Sears Holdings Corp. (b)	1,137,064
384,000	Shenzhen Expressway Co., Ltd., Class H	170,132
810,000	Sichuan Expressway Co., Ltd., Class H	446,249
49,800	Stage Stores, Inc. (a)	531,864
59,000	Starbucks Corp. (a)	1,433,700
6,000	Starwood Hotels & Resorts Worldwide, Inc.	248,580
3,200	Strayer Education, Inc. (a)	665,248
44,900	The Cheesecake Factory, Inc. (a)(b)	999,474
51,500	The Corporate Executive Board Co. (a)	1,352,905
54,400	The Finish Line, Inc., Class A (a)	757,792
44,300	The Gap, Inc. (a)	862,078
25,300	The Timberland Co., Class A (a)(b)	408,595
38,200	The Toro Co. (a)	1,876,384
100,950	The Walt Disney Co. (a)(d)	3,179,925
72,200	TIBCO Software, Inc. (a)(b)	870,732
38,100	Tim Hortons, Inc. (a)	1,219,200
10,800	TJX Cos., Inc. (a)	453,060
250,000	Total System Services, Inc.	3,400,000
160,000	Toyota Industries Corp., Unsponsored ADR	4,106,224
42,000	Universal Technical Institute, Inc. (a)(b)	992,880
149,400	ValueClick, Inc. (a)(b)	1,597,086
413,000	Viacom, Inc., Class B	12,955,810
49,600	Viad Corp. (a)	875,440
37,600	WABCO Holdings, Inc. (a)(b)	1,183,648
54,642	Warner Music Group Corp. (b)	265,560
37,600	Websense, Inc. (a)(b)	710,640
21,900	Weight Watchers International, Inc. (a)	562,611
17,900	WESCO International, Inc. (a)(b)	602,693
11,300	Williams-Sonoma, Inc.	280,466
29,200	WMS Industries, Inc. (a)(b)	1,146,100
19,700	WW Grainger, Inc. (a)	1,959,165
236,000	Zhejiang Expressway Co., Ltd., Class H	218,819
		182,051,996

Consumer Staples - 5.4%
42,200	Brown-Forman Corp., Class B (a)	2,415,106
30,600	Campbell Soup Co. (a)	1,096,398
165,300	Cardiome Pharma Corp. (a)(b)	1,347,195
260,000	Clorox Co.	16,161,600
43,800	ConAgra Foods, Inc. (a)	1,021,416
29,425	CSS Industries, Inc.	485,512
57,500	Deluxe Corp. (a)	1,078,125
118,000	Diageo PLC, ADR (a)	7,403,320
43,200	Elizabeth Arden, Inc. (a)(b)	627,264
33,000	H.J. Heinz Co. (a)	1,426,260
19,700	Hansen Natural Corp. (a)(b)	770,467
50,800	Health Net, Inc. (a)(b)	1,237,996
44,500	Herbalife, Ltd. (a)	2,049,225
85,000	Humana, Inc. (a)(b)(c)(d)	3,881,950
20,000	Iron Mountain, Inc.	449,200
200	Kraft Foods, Inc., Class A (a)	5,600
84,300	Lancaster Colony Corp. (a)	4,498,248
80,000	McCormick & Co., Inc., Non-Voting Shares	3,036,800
28,900	Natus Medical, Inc. (a)(b)	470,781
420,000	PepsiCo, Inc. (d)	25,599,000
176,100	Philip Morris International, Inc. (a)(d)	8,072,424
12,500	Ralcorp Holdings, Inc. (a)(b)	685,000
129,700	Res-Care, Inc. (a)(b)	1,252,902
200,000	Sysco Corp.	5,714,000
451,000	The Coca-Cola Co. (a)(d)	22,604,120
161,000	The Procter & Gamble Co. (a)(d)	9,656,780
73,550	Viterra, Inc. (b)	489,850
333,700	Walgreen Co. (a)(d)	8,909,790
91,500	Wal-Mart Stores, Inc. (a)(d)	4,398,405
		136,844,734

Energy - 1.8%
7,900	Apache Corp. (a)	665,101
48,708	Canadian Natural Resources, Ltd.	1,618,567
26,810	Canadian Oil Sands Trust	679,726
28,328	Canadian Oil Sands Trust	718,212
19,557	Cenovus Energy, Inc.	504,375
66,100	Chevron Corp. (a)	4,485,546
3,095	China Petroleum & Chemical Corp., ADR	249,178
3,332	CNOOC, Ltd., ADR	567,006
33,400	Complete Production Services, Inc. (a)(b)	477,620
261,900	ConocoPhillips (a)	12,856,671
25,900	Dawson Geophysical Co. (a)(b)	550,893
92,500	El Paso Corp. (a)	1,027,675
19,557	EnCana Corp.	593,359
39,400	Exterran Holdings, Inc. (a)(b)	1,016,914
21,000	Exxon Mobil Corp. (a)(d)	1,198,470
21,800	FMC Technologies, Inc. (a)(b)	1,147,988
42,800	Forest Oil Corp. (a)(b)	1,171,008
30,800	Hess Corp. (a)	1,550,472
7,600	Holly Corp.	202,008
51,400	Imperial Oil, Ltd. (a)	1,871,988
68,300	Key Energy Services, Inc. (a)(b)	626,994
24,200	Lufkin Industries, Inc. (a)	943,558
74,800	Marathon Oil Corp. (a)	2,325,532
27,200	Murphy Oil Corp. (a)	1,347,760
19,000	Oceaneering International, Inc. (a)(b)	853,100
16,500	Oil States International, Inc. (a)(b)	653,070
151,300	Patterson-UTI Energy, Inc. (a)	1,947,231
3,868	PetroChina Co., Ltd., ADR	424,436
53,000	Pioneer Drilling Co. (a)(b)	300,510
44,747	Suncor Energy, Inc.	1,317,352
20,200	Ultra Petroleum Corp. (a)(b)	893,850
62,900	W&T Offshore, Inc. (a)	595,034
		45,381,204

Financial - 6.3%
9,540	ADFITECH, Inc. (b)	23,373
3,900	Affiliated Managers Group, Inc. (a)(b)	237,003
22,200	Aflac, Inc. (a)	947,274
57,000	American Express Co. (d)	2,262,900
230,000	AmeriCredit Corp. (b)	4,190,600
8,800	Ameriprise Financial, Inc. (a)	317,944
49,300	Apartment Investment & Management Co., Class A REIT (a)	954,941
120,000	Arthur J. Gallagher & Co.	2,925,600
22,300	Bancfirst Corp. (a)	813,727
86,900	Banco Latinoamericano de Comerico Exterior SA, Class E (a)	1,085,381
74,500	Bank of America Corp.	1,070,565
51,400	Bank of Hawaii Corp. (a)	2,485,190
53,000	Bank of the Ozarks, Inc. (a)	1,879,910
149	Berkshire Hathaway, Inc., Class A (a)(b)	17,880,000
49,860	Berkshire Hathaway, Inc., Class B (a)(b)	3,973,343
17,000	Brookfield Properties Corp.	238,680
4,300	Capital One Financial Corp. (a)	173,290
18,400	CB Richard Ellis Group, Inc., Class A (a)(b)	250,424
34,300	Chubb Corp. (a)(d)	1,715,343
8,952	CME Group, Inc. (a)	2,520,435
73,070	Cohen & Steers, Inc. (a)	1,515,472
32,025	Commerce Bancshares, Inc. (a)	1,152,580
37,200	Community Bank System, Inc. (a)	819,516
6,600	Credicorp, Ltd. (a)	599,874
23,400	Cullen/Frost Bankers, Inc. (a)	1,202,760
95,300	Dime Community Bancshares (a)	1,175,049
29,900	Eaton Vance Corp. (a)	825,539
51,700	Erie Indemnity Co., Class A (a)	2,352,350
470	Fairfax Financial Holdings, Ltd.	174,234
13,000	Federal Realty Investment Trust REIT (a)	913,510
19,300	Federated Investors, Inc., Class B (a)	399,703
82,730	Franklin Resources, Inc. (a)	7,130,499
101,500	Fulton Financial Corp. (a)	979,475
20,000	Genworth Financial, Inc. (b)	261,400
26,800	Global Payments, Inc. (a)	979,272
2,745	HDFC Bank, Ltd., ADR	392,453
49,100	Hong Kong Exchanges and Clearing, Ltd.	773,049
163,300	Hudson City Bancorp, Inc. (a)	1,998,792
37,743	Icahn Enterprises LP	1,394,604
7,500	ICICI Bank, Ltd., ADR	271,050
24,600	Infinity Property & Casualty Corp. (a)	1,136,028
22,710	IntercontinentalExchange, Inc. (a)(b)	2,566,911
75,400	International Bancshares Corp. (a)	1,258,426
62,100	Janus Capital Group, Inc. (a)	551,448
18,800	Jones Lang LaSalle, Inc. (a)	1,234,032
105,700	Lender Processing Services, Inc. (a)	3,309,467
30,500	Life Partners Holdings, Inc. (a)	624,030
40,200	LTC Properties, Inc. REIT (a)	975,654
6,305	Mastercard, Inc., Class A	1,258,037
120,700	Meadowbrook Insurance Group, Inc. (a)	1,041,641
64,300	National Financial Partners Corp. (a)(b)	628,211
49,900	National Health Investors, Inc. REIT (a)	1,924,144
10,275	Nationwide Health Properties, Inc. REIT (a)	367,537
36,900	NBT Bancorp, Inc. (a)	753,498
138,100	Net 1 UEPS Technologies, Inc. (a)(b)	1,851,921
97,400	NewAlliance Bancshares, Inc. (a)	1,091,854
7,645	Northern Trust Corp.	357,021
88,972	NYSE Euronext (a)	2,458,296
26,400	optionsXpress Holdings, Inc. (a)(b)	415,536
57,100	Platinum Underwriters Holdings, Ltd. (a)	2,072,159
537,070	PrivateBancorp, Inc. (a)	5,950,735
33,400	ProAssurance Corp. (a)(b)	1,895,784
18,300	Prosperity Bancshares, Inc. (a)	635,925
135,900	Provident Financial Services, Inc. (a)	1,588,671
30,200	Realty Income Corp. REIT (a)	915,966
28,500	RenaissanceRe Holdings, Ltd. (a)	1,603,695
200,000	Resource America, Inc., Class A	770,000
13,200	RLI Corp. (a)	693,132
70,100	S&T Bancorp, Inc. (a)	1,385,176
23,500	Safety Insurance Group, Inc. (a)	869,970
31,100	Saul Centers, Inc. REIT (a)	1,263,593
35,300	Selective Insurance Group, Inc. (a)	524,558
131,900	Singapore Exchange, Ltd.	696,592
24,415	State Street Corp. (d)	825,715
50,100	T. Rowe Price Group, Inc. (a)	2,223,939
47,100	Taubman Centers, Inc. REIT (a)	1,772,373
301,160	The Bancorp, Inc. (b)	2,358,083
360,028	The Bank of New York Mellon Corp. (a)(c)(d)	8,889,091
16,000	The Goldman Sachs Group, Inc. (c)(d)	2,100,320
21,200	The Hanover Insurance Group, Inc. (a)	922,200
49,579	The NASDAQ OMX Group, Inc. (b)	881,515
22,450	The Progressive Corp.	420,264
160,400	Trustco Bank Corp. NY (a)	898,240
15,300	Trustmark Corp. (a)	318,546
35,600	UMB Financial Corp. (a)	1,265,936
19,700	United Bankshares, Inc. (a)	471,618
44,600	Unitrin, Inc. (a)	1,141,760
57,100	Universal American Corp. (a)(b)	822,240
223,083	Urbana Corp., Non Voting Class A (b)	293,379
5,985	US Global Investors, Inc., Class A	33,217
246,000	Value Partners Group, Ltd.	153,219
30,300	Ventas, Inc. REIT (a)	1,422,585
25,150	Verisk Analytics, Inc., Class A (b)	751,985
51,016	Visa, Inc., Class A (a)	3,609,382
61,200	Waddell & Reed Financial, Inc., Class A (a)	1,339,056
327,500	Wells Fargo & Co. (a)(c)(d)	8,384,000
83,100	WesBanco, Inc. (a)	1,400,235
		158,625,650

Healthcare - 4.3%
59,000	Abbott Laboratories (a)(d)	2,760,020
48,500	Aetna, Inc. (a)	1,279,430
62,700	Allscripts-Misys Healthcare Solutions, Inc. (a)(b)	1,009,470
35,300	AMERIGROUP Corp. (a)(b)	1,146,544
39,100	AmerisourceBergen Corp. (a)	1,241,425
17,700	Amgen, Inc. (a)(b)	931,020
74,800	Amsurg Corp. (a)(b)	1,332,936
29,875	Baxter International, Inc. (d)	1,214,120
50,000	Beckman Coulter, Inc.	3,014,500
108,920	Becton Dickinson and Co.	7,365,170
21,000	Biogen Idec, Inc. (a)(b)	996,450
11,200	Bio-Rad Laboratories, Inc., Class A (a)(b)	968,688
425,000	Boston Scientific Corp. (a)(b)	2,465,000
14,200	Cerner Corp. (a)(b)	1,077,638
20,000	Covance, Inc. (b)	1,026,400
30,000	Covidien PLC	1,205,400
107,700	CR Bard, Inc.	8,349,981
35,500	Dendreon Corp. (a)(b)	1,147,715
241,000	Exelixis, Inc. (a)(b)	836,270
25,900	Express Scripts, Inc. (a)(b)	1,217,818
23,400	Gen-Probe, Inc. (a)(b)	1,062,828
32,000	Gentiva Health Services, Inc. (a)(b)	864,320
36,115	Gilead Sciences, Inc. (a)(b)	1,238,022
44,400	Healthspring, Inc. (a)(b)	688,644
24,989	Henry Schein, Inc. (a)(b)	1,371,896
56,000	Hill-Rom Holdings, Inc. (a)	1,704,080
43,200	IDEXX Laboratories, Inc. (a)(b)	2,630,880
21,800	Invacare Corp. (a)	452,132
169,300	Johnson & Johnson (a)(d)	9,998,858
25,100	Kinetic Concepts, Inc. (a)(b)	916,401
24,800	Life Technologies Corp. (a)(b)	1,171,800
18,450	Lincare Holdings, Inc. (a)(b)	599,810
35,000	Magellan Health Services, Inc. (a)(b)	1,271,200
13,590	Mindray Medical International, Ltd., ADR	426,998
41,600	Molina Healthcare, Inc. (a)(b)	1,198,080
35,000	Perrigo Co.	2,067,450
1,200,000	Pfizer, Inc. (d)	17,112,000
122,000	Quest Diagnostics, Inc. (a)(d)	6,071,940
77,100	Quidel Corp. (a)(b)	978,399
143,250	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	629,153
179,000	St. Jude Medical, Inc. (a)(b)(d)	6,460,110
20,600	Stryker Corp. (a)	1,031,236
13,700	Techne Corp. (a)	787,065
14,400	Teleflex, Inc. (a)	781,632
102,700	The Medicines Co. (a)(b)	781,547
87,500	UnitedHealth Group, Inc. (a)	2,485,000
47,100	Valeant Pharmaceuticals International (a)(b)	2,462,859
28,000	WellPoint, Inc. (b)	1,370,040
15,300	Zimmer Holdings, Inc. (a)(b)	826,965
		110,027,340

Industrial - 3.4%
32,600	3M Co. (a)	2,575,074
14,500	Actuant Corp., Class A	273,035
69,200	Applied Industrial Technologies, Inc. (a)	1,752,144
46,600	Aptargroup, Inc. (a)	1,762,412
8,700	BE Aerospace, Inc. (a)(b)	221,241
1,356,000	Beijing Capital International Airport Co., Ltd., Class H	804,520
11,200	Canadian National Railway Co. (a)	642,656
23,700	Carlisle Cos., Inc. (a)	856,281
284,628	Cemex SAB de CV, ADR (a)(b)	2,752,353
11,400	CH Robinson Worldwide, Inc. (a)	634,524
10,000	CNH Global NV (a)(b)	226,500
54,700	Continental Airlines, Inc., Class B (a)(b)	1,203,400
22,625	CSX Corp.	1,122,879
18,700	Deere & Co. (a)	1,041,216
22,800	Dolby Laboratories, Inc., Class A (a)(b)	1,429,332
25,500	Drew Industries, Inc. (a)(b)	515,100
45,000	Energizer Holdings, Inc. (b)	2,262,600
38,400	EnPro Industries, Inc. (a)(b)	1,080,960
2,400	Flowserve Corp. (a)	203,520
28,600	Frontline, Ltd. (a)	816,244
12,600	Gardner Denver, Inc. (a)	561,834
16,400	Goodrich Corp. (a)	1,086,500
80,200	Graco, Inc. (a)	2,260,838
24,600	Greif, Inc., Class A (a)	1,366,284
8,979	Guangshen Railway Co., Ltd., ADR	154,798
58,500	IDEX Corp. (a)	1,671,345
23,900	Illinois Tool Works, Inc. (a)	986,592
34,200	JB Hunt Transport Services, Inc. (a)	1,117,314
347	Kansas City Southern (a)(b)	12,613
55,600	Knightsbridge Tankers, Ltd. (a)	978,004
16,700	L-3 Communications Holdings, Inc. (a)	1,183,028
20,400	Landstar System, Inc. (a)	795,396
22,800	Layne Christensen Co. (a)(b)	553,356
11,600	Lennox International, Inc. (a)	482,212
11,300	Lincoln Electric Holdings, Inc. (a)	576,187
128,400	Lockheed Martin Corp. (a)	9,565,800
64,000	Methode Electronics, Inc. (a)	623,360
59,300	Nalco Holding Co. (a)	1,213,278
45,600	Nordson Corp. (a)	2,557,248
16,005	Norfolk Southern Corp.	849,065
43,400	Northrop Grumman Corp. (a)	2,362,696
1,900	Precision Castparts Corp. (a)	195,548
38,900	Quanex Building Products Corp. (a)	672,581
19,586	Quanta Services, Inc. (b)	404,451
31,200	Raytheon Co. (a)	1,509,768
19,300	Rockwell Collins, Inc. (a)	1,025,409
32,200	Rogers Corp. (a)(b)	894,194
46,900	Simpson Manufacturing Co., Inc. (a)	1,151,395
36,400	Sonoco Products Co. (a)	1,109,472
14,300	SPX Corp. (a)	755,183
22,100	Teledyne Technologies, Inc. (a)(b)	852,618
10,700	Terex Corp. (a)(b)	200,518
8,200	Textron, Inc.	139,154
104,950	The Boeing Co. (a)(c)(d)	6,585,613
110,000	The Brink's Co.	2,093,300
617,000	Tianjin Port Development Holdings, Ltd. (b)	136,285
25,000	Towers Watson & Co., Class A	971,250
15,246	Union Pacific Corp.	1,059,750
98,150	United Parcel Service, Inc., Class B (a)	5,583,754
8,300	United Technologies Corp. (a)	538,753
540	USG Corp. (a)(b)	6,523
17,400	Valmont Industries, Inc. (a)	1,264,284
37,900	Waste Connections, Inc. (a)(b)	1,322,331
16,600	Waters Corp. (b)	1,074,020
96,600	Zebra Technologies Corp., Class A (a)(b)	2,450,742
		85,130,635

Information Technology - 3.5%
200,000	Accenture PLC, Class A (a)	7,730,000
38,900	ACI Worldwide, Inc. (a)(b)	757,383
138,700	Activision Blizzard, Inc. (a)	1,454,963
40,100	Adobe Systems, Inc. (a)(b)	1,059,843
26,600	Advent Software, Inc. (a)(b)	1,249,136
16,200	Alliance Data Systems Corp. (a)(b)	964,224
50,900	Altera Corp. (a)	1,262,829
13,500	ANSYS, Inc. (a)(b)	547,695
250,000	Automatic Data Processing, Inc. (a)	10,065,000
162,270	Broadridge Financial Solutions, Inc.	3,091,243
47,300	CA, Inc. (a)	870,320
53,300	CGI Group, Inc., Class A (a)(b)	795,769
58,100	Check Point Software Technologies, Ltd. (a)(b)	1,712,788
6,000	Citrix Systems, Inc. (b)	253,380
96,750	Computershare, Ltd.	864,071
18,800	Cree, Inc. (a)(b)	1,128,564
39,170	DST Systems, Inc.	1,415,604
34,900	Dun & Bradstreet Corp. (a)	2,342,488
97,300	Electronics for Imaging, Inc. (b)	948,675
103,600	Epicor Software Corp. (a)(b)	827,764
52,600	Fiserv, Inc. (a)(b)	2,401,716
169,100	GT Solar International, Inc. (a)(b)	946,960
13,900	Harris Corp. (a)	578,935
8,058	Hewlett-Packard Co. (a)	348,750
12,000	Informatica Corp. (b)	286,560
185,400	Integrated Device Technology, Inc. (a)(b)	917,730
31,500	Intel Corp. (a)	612,675
10,600	International Business Machines Corp. (a)(d)	1,308,888
62,100	Intersil Corp., Class A (a)	752,031
31,600	Intuit, Inc. (a)(b)	1,098,732
60,000	Jack Henry & Associates, Inc.	1,432,800
172,900	Lawson Software, Inc. (a)(b)	1,262,170
36,800	Logitech International SA (a)(b)	493,488
32,900	Manhattan Associates, Inc. (a)(b)	906,395
82,400	Micrel, Inc. (a)	838,832
64,600	MICROS Systems, Inc. (a)(b)	2,058,802
619,825	Microsoft Corp. (a)(d)	14,262,173
51,400	MKS Instruments, Inc. (b)	962,208
24,722	MSCI, Inc., Class A (b)	677,383
97,100	NVIDIA Corp. (a)(b)	991,391
21,675	Oracle Corp. (a)	465,146
57,400	QLogic Corp. (a)(b)	953,988
48,600	Red Hat, Inc. (a)(b)	1,406,484
10,400	Research In Motion, Ltd. (a)(b)	512,304
7,800	Riverbed Technology, Inc. (a)(b)	215,436
5,600	Salesforce.com, Inc. (a)(b)	480,592
62,400	Seagate Technology (a)(b)	813,696
120,100	SEI Investments Co. (a)	2,445,236
6,900	Solera Holdings, Inc.	249,780
34,400	SRA International, Inc., Class A (a)(b)	676,648
72,500	Symantec Corp. (a)(b)	1,006,300
23,400	Teradata Corp. (a)(b)	713,232
75,000	Texas Instruments, Inc. (a)	1,746,000
5,400	Varian Semiconductor Equipment Associates, Inc. (b)	154,764
20,600	VMware, Inc., Class A (a)(b)	1,289,354
30,500	Western Digital Corp. (a)(b)	919,880
44,800	Xilinx, Inc. (a)	1,131,648
		87,660,846

Materials - 0.9%
51,762	Anglo American PLC, ADR (b)	891,859
15,000	BHP Billiton, Ltd., ADR	929,850
11,100	Carpenter Technology Corp. (a)	364,413
35,000	Compass Minerals International, Inc.	2,459,800
34,200	Cytec Industries, Inc. (a)	1,367,658
30,750	Franco-Nevada Corp.	935,889
11,274	Freeport-McMoRan Copper & Gold, Inc.	666,632
42,000	H.B. Fuller Co. (a)	797,580
55,000	International Flavors & Fragrances, Inc. (a)	2,333,100
11,600	Lubrizol Corp. (a)	931,596
42,700	Minerals Technologies, Inc. (a)	2,029,958
7,625	Potash Corp. of Saskatchewan, Inc.	657,580
31,500	Potlatch Corp. (a)	1,125,495
18,700	PPG Industries, Inc. (a)	1,129,667
16,804	Rio Tinto PLC, ADR	732,654
15,500	Schnitzer Steel Industries, Inc., Class A (a)	607,600
21,900	Sigma-Aldrich Corp. (a)	1,091,277
73,900	Southern Copper Corp. (a)	1,961,306
19,000	The Sherwin-Williams Co. (a)	1,314,610
29,700	Valspar Corp. (a)	894,564
		23,223,088

Telecommunication Services - 1.5%
48,600	Amdocs, Ltd. (a)(b)	1,304,910
33,800	American Tower Corp., Class A (a)(b)	1,504,100
21,800	BCE, Inc. (a)	638,086
15,200	CBS Corp., Class B	196,536
1,950,000	News Corp., Class A	23,322,000
35,900	Plantronics, Inc. (a)	1,026,740
41,200	Time Warner, Inc. (a)	1,191,092
22,300	United States Cellular Corp. (a)(b)	917,645
401,000	Vodafone Group PLC, ADR (a)	8,288,670
		38,389,779

Utilities - 0.7%
19,100	Alliant Energy Corp. (a)	606,234
71,900	Calpine Corp. (b)	914,568
43,000	Cleco Corp. (a)	1,135,630
27,400	DPL, Inc. (a)	654,860
25,463	Dynegy, Inc. (b)	98,032
87,800	Edison International (a)	2,785,016
109,200	El Paso Electric Co. (a)(b)	2,113,020
41,100	Energen Corp. (a)	1,821,963
19,100	Entergy Corp. (a)	1,367,942
10,000	Exelon Corp.	379,700
35,900	IDACORP, Inc. (a)	1,194,393
26,500	ITC Holdings Corp. (a)	1,402,115
55,785	Mirant Corp. (a)(b)	589,090
8,660	NRG Energy, Inc. (b)	183,679
24,500	OGE Energy Corp. (a)	895,720
40,000	PPL Corp. (a)	998,000
60,000	Public Service Enterprise Group, Inc. (a)	1,879,800
28,184	RRI Energy, Inc. (b)	106,817
		19,126,579
Total Common Stock (Cost $867,494,668)		886,461,851
	Security
Shares	Description	Rate	Value
Preferred Stock - 1.5%
Consumer Discretionary - 0.5%
7,819	Callaway Golf Co., Series B (e)	7.50%	$ 800,470
4,564	Callaway Golf Co., Series B (a)	7.50	467,240
62,787	Ford Motor Co. Capital Trust II (a)	6.50	2,782,249
62,259	Retail Ventures, Inc. (a)	6.63	2,500,944
6,350	The Interpublic Group of Cos., Inc., Series B	5.25	4,921,250
			11,472,153

Consumer Staples - 0.0%
1,396	Bunge, Ltd. (a)	5.13	708,470

Energy - 0.2%
49,618	Goodrich Petroleum Corp., Series B (a)	5.38	1,461,250
2,754	SandRidge Energy, Inc. (a)	8.50	261,575
20,682	Whiting Petroleum Corp. (a)	6.25	4,005,897
			5,728,722

Financial - 0.4%
87,199	2009 Dole Food Automatic Common Exchange Security Trust (a)(e)	7.00	945,568
118,122	Alexandria Real Estate Equities, Inc. REIT, Series D (a)	7.00	2,559,704
65,428	AMG Capital Trust II (a)	5.15	2,118,231
1,745	Bank of America Corp., Series L (a)	7.25	1,555,667
29,070	Hartford Financial Services Group, Inc. (a)	7.25	672,680
15,535	KeyCorp, Series A (a)	7.75	1,479,709
1,371	SLM Corp., Series C (a)	7.25	751,651
1,375	Wells Fargo & Co., Series L	7.50	1,280,125
			11,363,335

Healthcare - 0.3%
70	Healthsouth Corp. (a)(e)	6.50	57,855
3,278	Healthsouth Corp., Series A (a)	6.50	2,709,267
12,663	Inverness Medical Innovations, Inc., Series B (a)	3.00	2,496,637
49,522	Omnicare Capital Trust II, Series B (a)	4.00	1,776,602
			7,040,361

Industrial - 0.1%
1,118	Kansas City Southern (a)	5.13	1,413,152

Utilities - 0.0%
18,200	PPL Corp. (a)	9.50	948,948
Total Preferred Stock (Cost $34,662,243)			38,675,141
Total Equity Securities (Cost $902,156,911)			925,136,992

Principal	Security Description	Rate	Maturity	Value

Fixed Income Securities - 31.8%
Asset Backed Obligations - 6.9%
$ 4,095,000	ACE Securities Corp., Series 2006-HE1 A2D (f)	0.65%	02/25/36	$ 1,730,021
143,682	Adjustable Rate Mortgage Trust, Series 2005-12 2A1 (a)(f)	5.53	03/25/36	93,824
120,601	Adjustable Rate Mortgage Trust, Series 2006-1 3A3 (a)(f)	5.75	03/25/36	82,087
2,002,101	Aerco, Ltd., Series 2A A3 (e)(f)	0.80	07/15/25	1,201,261
750,805	Aircastle Aircraft Lease Backed Trust, Series 2007-1A G1 (a)(e)(f)(g)	0.61	06/14/37	608,152
216,285	Alliance Bancorp Trust, Series 2007-OA1 A1 (f)	0.59	07/25/37	100,563
1,015,000	American Airlines Pass Through Trust, Series 2001-02 (a)	7.86	10/01/11	1,032,763
620,695	American Airlines Pass Through Trust, Series 2009-1A	10.38	07/02/19	688,972
990,000	American Home Mortgage Assets, Series 2007-4 A2 (f)	0.54	08/25/37	659,998
1,055,000	Argent Securities, Inc., Series 2005-W5 A2D (f)	0.67	01/25/36	461,526
314,610	Asset Backed Funding Certificates, Series 2006-HE1 M2 (f)	0.63	01/25/37	737
1,875,000	Asset Backed Funding Certificates, Series 2007-NC1 M2 (e)(f)	1.60	05/25/37	104,199
1,500,000	Asset Backed Funding Certificates, Series 2007-WMC1 A2B (f)	1.35	06/25/37	615,699
1,200,000	Astoria Depositor Corp. (e)	8.14	05/01/21	1,188,000
558,210	Babcock & Brown Air Funding I, Ltd., Series 2007-1A G1 (e)(f)(g)	0.65	11/14/33	427,031
379,445	Banc of America Alternative Loan Trust, Series 2005-8 2CB1 (a)	6.00	09/25/35	300,492
110,445	Banc of America Funding Corp., Series 2006-E 2A1 (a)(f)	5.72	06/20/36	71,540
412,864	Banc of America Funding Corp., Series 2006-F 1A1 (a)(f)	5.15	07/20/36	359,865
287,896	Banc of America Funding Corp., Series 2006-H 6A1 (f)	0.54	10/20/36	157,551
605,947	Banc of America Funding Corp., Series 2007-8 2A1	7.00	10/25/37	431,139
223,645	Banc of America Funding Corp., Series 2007-E 4A1 (f)	5.72	07/20/47	154,059
110,000	Bayview Financial Acquisition Trust, Series 2005-D AF3 (a)(f)	5.50	12/28/35	94,952
353,328	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-5 1A1 (a)(f)	5.75	08/25/47	256,632
1,264,336	Bear Stearns Alt-A Trust, Series 2005-4 21A1 (f)	3.03	05/25/35	858,110
272,634	Bear Stearns Alt-A Trust, Series 2005-8 11A1 (a)(f)	0.62	10/25/35	168,318
537,818	Bear Stearns Alt-A Trust, Series 2006-1 22A1 (f)	5.09	02/25/36	358,607
265,729	Bear Stearns Alt-A Trust, Series 2006-2 23A1 (a)(f)	5.57	03/25/36	139,689
2,834,106	Bear Stearns Asset Backed Securities Trust, Series 2006-SD4 3A1 (f)	1.42	10/25/36	1,099,403
1,500,000	BNC Mortgage Loan Trust, Series 2007-3 A3 (f)	0.48	07/25/37	753,187
464,815	BNC Mortgage Loan Trust, Series 2007-4 A3A (f)	0.60	11/25/37	425,610
795,246	Centex Home Equity, Series 2005-C AF6 (h)	4.64	06/25/35	773,262
1,300,000	Centex Home Equity, Series 2006-A AV4 (f)	0.60	06/25/36	707,626
125,000	Chase Mortgage Finance Corp., Series 2005-A1 2A3 (a)(f)	5.23	12/25/35	108,737
592,735	Chaseflex Trust, Series 2007-1 2A9 (a)	6.00	02/25/37	406,125
1,200,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2 A5 (h)	6.04	09/25/36	1,063,801
1,400,000	Citicorp Residential Mortgage Securities, Inc., Series 2007-1 A5 (h)	6.05	03/25/37	1,348,827
75,000	Citigroup Commerical Mortgage Trust, Series 2007-C6 A4 (a)(f)	5.89	12/10/49	76,589
380,000	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1 A2D (h)	5.92	03/25/36	245,131
1,300,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3 A3B (f)	0.52	07/25/45	476,751
415,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2 M1 (f)	0.62	01/25/37	9,349
195,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2 M2 (f)	0.64	01/25/37	2,587
979,382	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8 2A1A (f)	5.82	07/25/37	715,844
3,110,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1 A4 (f)	0.55	01/25/37	1,339,805
1,397,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2 A3 (f)	0.53	03/25/37	623,330
1,250,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2 M1 (f)	0.75	03/25/37	264,698
925,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3 A2 (f)	0.51	06/25/37	593,088
1,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3 M2 (f)	0.62	06/25/37	19,067
3,300,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2B (f)	1.40	07/25/37	1,696,820
285,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2C (a)(f)	1.65	07/25/37	112,602
1,205,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4 A4 (a)	5.32	12/11/49	1,172,901
160,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5 A4 (a)(f)	5.89	11/15/44	162,559
214,833	Citimortgage Alternative Loan Trust, Series 2006-A7 1A12	6.00	12/25/36	156,985
82,161	Citimortgage Alternative Loan Trust, Series 2007-A4 1A6 (a)	5.75	04/25/37	62,739
1,250,000	Conseco Finance, Series 2002-C BF1 (f)	8.00	06/15/32	1,220,478
98,229	Continental Airlines Pass Through Trust, Series 2007-1 A	5.98	04/19/22	98,966
495,650	Continental Airlines Pass Through Trust, Series 2007-1 B (a)	6.90	04/19/22	455,998
832,818	Continental Airlines Pass Through Trust, Series 2009-1 A	9.00	07/08/16	900,693
1,072,424	Coso Geothermal Power Holdings (e)	7.00	07/15/26	1,032,911
84,138	Countrywide Alternative Loan Trust, Series 2004-J10 4CB1	6.50	10/25/34	75,936
284,020	Countrywide Alternative Loan Trust, Series 2005-43 4A1 (f)	5.59	10/25/35	208,206
106,193	Countrywide Alternative Loan Trust, Series 2005-50CB 1A1 (a)	5.50	11/25/35	76,449
850,000	Countrywide Alternative Loan Trust, Series 2005-J10 1A16	5.50	10/25/35	552,755
681,732	Countrywide Alternative Loan Trust, Series 2005-J12 2A1 (f)	0.62	08/25/35	364,308
426,645	Countrywide Alternative Loan Trust, Series 2006-36T2 1A1 (a)(f)	0.67	12/25/36	201,744
72,496	Countrywide Alternative Loan Trust, Series 2006-7CB 3A1 (a)	5.25	05/25/21	47,884
2,212,157	Countrywide Alternative Loan Trust, Series 2006-OA10 1A1 (f)	1.35	08/25/46	1,114,948
4,684,243	Countrywide Alternative Loan Trust, Series 2006-OA22 A1 (f)	0.51	02/25/47	2,804,440
509,012	Countrywide Alternative Loan Trust, Series 2007-16CB 4A7	6.00	08/25/37	381,029
407,312	Countrywide Alternative Loan Trust, Series 2007-19 1A34	6.00	08/25/37	284,048
681,002	Countrywide Alternative Loan Trust, Series 2007-OH1 A1A (f)	0.44	04/25/47	632,366
1,740,000	Countrywide Asset-Backed Certificates, Series 2007-10 2A2 (f)	0.47	06/25/47	1,284,010
657,090	Countrywide Asset-Backed Certificates, Series 2007-13 2A1 (f)	1.25	10/25/47	448,625
2,120,000	Countrywide Asset-Backed Certificates, Series 2007-5 2A2 (f)	0.52	09/25/47	1,707,679
1,027,000	Countrywide Asset-Backed Certificates, Series 2007-7 2A2 (f)	0.51	10/25/47	811,713
90,323	Countrywide Asset-Backed Certificates, Series 2007-9 2A1 (a)(f)	0.41	06/25/47	85,242
1,795,062	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5 3A1 (f)	3.39	04/20/35	1,283,823
1,016,468	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3 2A1 (a)(f)	5.49	06/25/47	737,565
520,556	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3 4A1 (a)(f)	5.90	06/25/47	447,190
140,883	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5 1A1 (a)(f)	5.81	09/25/47	106,865
650,857	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HYB2 3A1 (a)(f)	5.20	02/25/47	391,304
3,655,000	Credit - Based Asset Servicing and Securitization, LLC, Series 2006-CB4 AV3 (f)	0.50	05/25/36	1,973,360
1,600,000	Credit - Based Asset Servicing and Securitization, LLC, Series 2006-CB8 A2B (f)	0.46	10/25/36	1,368,586
1,600,000	Credit - Based Asset Servicing and Securitization, LLC, Series 2006-CB8 M2 (f)	0.65	10/25/36	11,063
564,000	Credit - Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A2 (f)	0.46	11/25/36	232,653
845,000	Credit - Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A4 (f)	0.58	11/25/36	329,417
1,563,000	Credit - Based Asset Servicing and Securitization, LLC, Series 2007-CB4 M1 (f)	0.67	04/25/37	14,565
1,500,000	Credit - Based Asset Servicing and Securitization, LLC, Series 2007-CB5 A3 (f)	0.60	04/25/37	589,316
30,052	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR24 2A4 (f)	2.96	10/25/33	27,695
200,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5 A3 (a)(f)	5.10	08/15/38	208,479
1,231,924	Credit Suisse Mortgage Capital Certificates, Series 2006-6 2A1 (a)(f)	0.95	07/25/36	525,833
307,327	Credit Suisse Mortgage Capital Certificates, Series 2006-8 3A1 (a)	6.00	10/25/21	239,257
1,930,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C5 A3 (a)	5.31	12/15/39	1,913,570
1,300,000	CW Capital Cobalt, Ltd., Series 2006-C1 A4	5.22	08/15/48	1,301,139
550,000	Delta Air Lines, Inc., Series 2000-A2	7.57	11/18/10	560,313
354,545	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB2 A5B (h)	6.09	06/25/36	193,070
1,447,199	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-AR1 A4 (f)	0.51	01/25/47	517,371
2,109,821	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-OA2 A1 (f)	1.19	04/25/47	1,168,838
325,968	Dynegy Roseton/Danskammer Pass Through Trust, Series A (a)	7.27	11/08/10	325,968
1,790,000	Dynegy Roseton/Danskammer Pass Through Trust, Series B	7.67	11/08/16	1,575,200
4,500,000	Ellington Loan Acquisition Trust, Series 2007-2 A2C (e)(f)	1.45	05/25/37	2,479,054
1,200,000	Equifirst Loan Securitization Trust, Series 2007-1 A2B (f)	0.54	04/25/37	637,078
77,935	Equity One ABS, Inc., Series 2002-4 M1 (a)(f)	5.22	02/25/33	60,743
2,396,040	Fieldstone Mortgage Investment Corp., Series 2006-2 2A3 (f)	0.62	07/25/36	775,190
2,800,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF11 2A3 (f)	0.50	08/25/36	1,357,642
2,500,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF18 M1 (a)(f)	0.58	12/25/37	12,794
930,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF1 A2C (f)	0.49	01/25/38	431,033
1,309,906	First Horizon Alternative Mortgage Securities, Series 2005-AA3 2A1 (f)	2.25	05/25/35	873,650
769,739	First Horizon Alternative Mortgage Securities, Series 2006-AA2 2A1 (a)(f)	6.08	05/25/36	401,893
694,563	First Horizon Alternative Mortgage Securities, Series 2006-FA8 1A1	6.25	02/25/37	489,004
814,596	First Horizon Alternative Mortgage Securities, Series 2006-FA8 1A8 (a)(f)	0.72	02/25/37	406,578
1,130,000	First Horizon Asset Securities, Inc., Series 2005-AR6 2A1B (a)(f)	5.51	01/25/36	737,241
4,250,000	First NLC Trust, Series 2005-4 A4 (f)	0.74	02/25/36	2,051,668
351,204	FPL Energy National Wind Portfolio, LLC (a)(e)	6.13	03/25/19	344,580
224,592	FPL Energy Wind Funding, LLC (a)(e)	6.88	06/27/17	222,907
200,000	GE Capital Commercial Mortgage Corp., Series 2006-C1 A3 (a)(f)	5.51	03/10/44	212,758
383,333	GE Seaco Finance SRL, Series 2004-1A A (e)(f)(g)	0.65	04/17/19	359,375
333,460	Green Tree Home Improvement Loan Trust, Series 1997-D HEB1	7.41	09/15/28	328,875
1,305,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7 A4 (f)	6.09	07/10/38	1,366,466
180,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9 A4 (a)	5.44	03/10/39	180,685
958,169	GSAA Trust, Series 2005-12 AF3 (f)	5.07	09/25/35	757,706
1,630,000	GSAA Trust, Series 2005-7 AF3 (f)	4.75	05/25/35	1,394,476
1,465,365	GSAA Trust, Series 2006-9 A4A (f)	0.59	06/25/36	719,327
2,503,163	GSAA Trust, Series 2007-3 1A1B (f)	0.45	03/25/47	270,173
1,650,000	GSAA Trust, Series 2007-5 2A3A (f)	0.67	04/25/47	811,468
531,602	GSR Mortgage Loan Trust, Series 2004-14 3A2 (f)	3.51	12/25/34	352,479
1,525,000	GSR Mortgage Loan Trust, Series 2004-9 5A7 (a)(f)	3.89	08/25/34	1,278,998
372,429	GSR Mortgage Loan Trust, Series 2005-AR5 1A1 (f)	3.04	10/25/35	273,439
21,597	Harborview Mortgage Loan Trust, Series 2004-8 2A4A (a)(f)	0.75	11/19/34	13,117
228,358	Harborview Mortgage Loan Trust, Series 2006-3 2A1A (a)(f)	6.23	06/19/36	144,650
2,033,577	Harborview Mortgage Loan Trust, Series 2007-5 A1A (f)	0.54	09/19/37	1,084,445
310,429	Homebanc Mortgage Trust, Series 2004-1 2A (f)	1.21	08/25/29	216,131
345,261	HSBC Asset Loan Obligation, Series 2007-AR2 2A1 (a)(f)	5.77	09/25/37	221,005
900,000	HSBC Home Equity Loan Trust, Series 2006-3 A4 (f)	0.59	03/20/36	698,468
64,911	HSBC Home Equity Loan Trust, Series 2006-4 A2F (a)(h)	5.32	03/20/36	64,683
800,000	HSBC Home Equity Loan Trust, Series 2006-4 A3V (f)	0.50	03/20/36	740,510
625,000	HSBC Home Equity Loan Trust, Series 2007-1 M1 (f)	0.73	03/20/36	339,934
2,200,000	HSBC Home Equity Loan Trust, Series 2007-1 M2 (f)	0.83	03/20/36	1,007,133
1,300,000	HSBC Home Equity Loan Trust, Series 2007-2 M1 (a)(f)	0.66	07/20/36	679,443
1,000,000	HSBC Home Equity Loan Trust, Series 2007-2 M2 (f)	0.72	07/20/36	382,150
697,356	HSBC Home Equity Loan Trust, Series 2007-3 APT (a)(f)	1.55	11/20/36	588,631
1,390,000	HSBC Home Equity Loan Trust, Series 2007-3 M1 (f)	2.60	11/20/36	716,449
1,540,000	Indiantown Cogeneration LP, Series A-10 (a)	9.77	12/15/20	1,705,120
112,925	Indymac INDA Mortgage Loan Trust, Series 2006-AR1 A1 (a)(f)	5.76	08/25/36	109,590
350,111	Indymac INDA Mortgage Loan Trust, Series 2007-AR7 1A1 (a)(f)	6.02	11/25/37	266,816
855,031	Indymac Index Mortgage Loan Trust, Series 2004-AR7 A2 (f)	1.21	09/25/34	492,341
479,004	Indymac Index Mortgage Loan Trust, Series 2005-AR5 1A1 (a)(f)	2.86	05/25/35	251,280
1,485,274	Indymac Index Mortgage Loan Trust, Series 2006-AR19 1A2 (a)(f)	5.73	08/25/36	747,337
126,806	Indymac Index Mortgage Loan Trust, Series 2006-AR25 3A1 (a)(f)	5.66	09/25/36	69,618
259,330	Indymac Index Mortgage Loan Trust, Series 2006-AR29 A1 (a)(f)	0.52	11/25/36	129,117
591,704	Indymac Index Mortgage Loan Trust, Series 2006-AR3 2A1A (a)(f)	5.74	03/25/36	315,690
264,992	Indymac Index Mortgage Loan Trust, Series 2006-AR33 3A1 (f)	5.69	01/25/37	220,042
1,021,899	Indymac Index Mortgage Loan Trust, Series 2006-AR7 1A1 (a)(f)	3.36	05/25/36	472,536
613,335	Indymac Index Mortgage Loan Trust, Series 2006-AR7 4A1 (a)(f)	5.72	05/25/36	332,694
450,000	Indymac Index Mortgage Loan Trust, Series 2006-R1 A3 (a)(f)	5.25	12/25/35	177,876
1,103,703	Indymac Index Mortgage Loan Trust, Series 2007-AR5 1A1 (f)	5.37	05/25/37	589,944
1,350,000	Indymac Residential Asset Backed Trust, Series 2007-A 2A4A (f)	0.67	04/25/47	557,949
1,525,198	JetBlue Airways Pass Through Trust, Series 2004-2 G1 (f)	0.81	08/15/16	1,311,670
1,835,000	JP Morgan Alternative Loan Trust, Series 2006-A4 A7 (f)	6.30	09/25/36	912,029
1,240,000	JP Morgan Alternative Loan Trust, Series 2006-A6 2A5 (f)	6.05	11/25/36	799,897
382,144	JP Morgan Alternative Loan Trust, Series 2007-A2 12A2 (f)	0.45	06/25/37	348,794
165,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7 A4 (a)(f)	6.06	04/15/45	176,110
1,870,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18 A4	5.44	06/12/47	1,871,333
1,175,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19 A4 (a)(f)	5.94	02/12/49	1,186,605
1,380,000	JP Morgan Mortgage Acquisition Corp., Series 2006-CH1 A4 (f)	0.49	07/25/36	999,468
3,450,135	JP Morgan Mortgage Acquisition Corp., Series 2006-HE1 A4 (a)(f)	0.55	01/25/36	1,350,333
4,065,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH3 A4 (a)(f)	0.56	03/25/37	1,931,658
1,200,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH4 A3 (f)	0.46	05/25/37	740,936
1,610,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH5 A3 (a)(f)	0.46	05/25/37	900,384
2,813,000	JP Morgan Mortgage Acquisition Corp., Series 2007-HE1 AV4 (f)	0.63	03/25/47	1,046,271
938,250	JP Morgan Mortgage Trust, Series 2005-A5 TA1 (f)	5.43	08/25/35	905,664
200,000	JP Morgan Mortgage Trust, Series 2006-A2 2A2 (f)	5.75	04/25/36	165,367
2,500,000	JP Morgan Mortgage Trust, Series 2006-A2 2A4 (a)(f)	5.75	04/25/36	2,049,358
217,137	JP Morgan Mortgage Trust, Series 2007-A2 4A1M (a)(f)	5.74	04/25/37	181,868
330,000	LB-UBS Commercial Mortgage Trust, Series 2003-C8 A4 (a)(f)	5.12	11/15/32	352,803
285,766	Lehman XS Trust, Series 2005-6 1A1 (f)	0.61	11/25/35	152,975
1,799,766	Lehman XS Trust, Series 2006-14N 3A2 (a)(f)	0.47	08/25/36	778,379
2,250,000	Lehman XS Trust, Series 2007-12N 1A3A (f)	0.55	07/25/47	510,072
1,083,533	Lehman XS Trust, Series 2007-16N 2A2 (a)(f)	1.20	09/25/47	624,453
1,700,000	MASTR Adjustable Rate Mortgages Trust, Series 2004-13 3A7 (f)	2.96	11/21/34	1,476,291
383,965	MASTR Adjustable Rate Mortgages Trust, Series 2007-R5 A1 (e)(f)	5.53	11/25/35	220,035
1,250,000	MASTR Asset Backed Securities Trust, Series 2006-AM3 A4 (f)	0.59	10/25/36	425,258
885,000	MASTR Asset Backed Securities Trust, Series 2007-HE1 A3 (f)	0.56	05/25/37	398,925
26,228	MASTR Seasoned Securities Trust, Series 2004-1 4A1 (a)(f)	3.17	10/25/32	21,150
1,300,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1 A2C (f)	0.60	04/25/37	613,832
1,688,600	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2C (a)(f)	0.53	06/25/37	787,998
2,000,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2D (f)	0.60	06/25/37	920,737
3,131,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4 2A4 (f)	0.60	07/25/37	1,425,021
1,150,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4 A3 (f)	5.17	12/12/49	1,137,679
2,560,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7 A4 (f)	5.81	06/12/50	2,509,274
694,676	Mid-State Trust, Series 2006-1A (e)	5.79	10/15/40	717,044
913,918	Midwest Generation, LLC, Series B	8.56	01/02/16	902,494
451,737	Mirant Mid Atlantic Pass Through Trust, Series B (a)	9.13	06/30/17	466,983
4,135,000	Morgan Stanley ABS Capital I, Series 2006-HE3 A2D (f)	0.60	04/25/36	1,426,912
4,000,000	Morgan Stanley ABS Capital I, Series 2006-NC2 A2D (f)	0.64	02/25/36	1,587,892
890,000	Morgan Stanley Capital I, Series 2006-T21 A4 (a)(f)	5.16	10/12/52	918,098
1,365,000	Morgan Stanley Capital I, Series 2007-IQ16 A4	5.81	12/12/49	1,416,193
165,000	Morgan Stanley Capital I, Series 2007-T27 A4 (a)(f)	5.80	06/11/42	173,160
1,968,576	Morgan Stanley Mortgage Loan Trust, Series 2006-11 1A3 (h)	6.42	08/25/36	1,106,014
700,000	Morgan Stanley Mortgage Loan Trust, Series 2006-7 5A2 (f)	5.96	06/25/36	385,416
345,056	Morgan Stanley Mortgage Loan Trust, Series 2007-13 6A1 (a)	6.00	10/25/37	256,030
2,700,000	Nationstar Home Equity Loan Trust, Series 2006-B AV4 (f)	0.63	09/25/36	1,307,147
2,300,000	Nationstar Home Equity Loan Trust, Series 2007-A AV3 (f)	0.50	03/25/37	1,140,355
1,130,000	Nationstar Home Equity Loan Trust, Series 2007-C 2AV2 (a)(f)	0.48	06/25/37	805,427
1,100,000	Newcastle Mortgage Securities Trust, Series 2007-1 2A4 (f)	0.69	04/25/37	417,243
568,441	Nomura Asset Acceptance Corp., Series 2007-1 1A1A (h)	6.00	03/25/47	325,828
100,000	Northwest Airlines, Inc., Series 1A-2 (a)	6.84	04/01/11	101,150
608,783	Opteum Mortgage Acceptance Corp., Series 2005-5 2A1B (f)	5.64	12/25/35	488,557
1,185,871	Opteum Mortgage Acceptance Corp., Series 2006-2 A1C (f)	0.62	07/25/36	481,447
1,287,343	Option One Mortgage Loan Trust, Series 2006-3 2A2 (f)	0.45	02/25/37	782,599
1,620,000	Option One Mortgage Loan Trust, Series 2007-4 2A3 (f)	0.59	04/25/37	618,583
2,750,000	Option One Mortgage Loan Trust, Series 2007-5 2A4 (f)	0.65	05/25/37	946,056
1,335,000	Option One Mortgage Loan Trust, Series 2007-6 2A3 (f)	0.53	07/25/37	529,773
750,000	Option One Mortgage Loan Trust, Series 2007-6 2A4 (f)	0.60	07/25/37	292,826
1,020,000	Popular ABS Mortgage Pass-Through Trust, Series 2005-6 A5 (h)	6.09	01/25/36	598,724
1,745,000	Popular ABS Mortgage Pass-Through Trust, Series 2007-A A3 (a)(f)	0.66	06/25/47	632,385
1,030,000	Prudential Holdings, LLC (a)(e)	8.70	12/18/23	1,232,782
1,164,019	Reliant Energy Mid-Atlantic Power Holdings, LLC, Series B (a)	9.24	07/02/17	1,209,124
625,140	Residential Accredit Loans, Inc., Series 2005-QA12 NB4 (a)(f)	5.67	12/25/35	353,158
903,058	Residential Accredit Loans, Inc., Series 2005-QO3 A1 (f)	0.75	10/25/45	479,969
885,257	Residential Accredit Loans, Inc., Series 2005-QO5 A1 (a)(f)	1.41	01/25/46	469,963
545,754	Residential Accredit Loans, Inc., Series 2006-QS12 2A18 (a)	5.75	09/25/36	389,345
410,470	Residential Accredit Loans, Inc., Series 2006-QS17 A4	6.00	12/25/36	243,901
635,531	Residential Accredit Loans, Inc., Series 2006-QS7 A1 (a)	6.00	06/25/36	345,617
571,632	Residential Accredit Loans, Inc., Series 2007-QS1 1A1	6.00	01/25/37	367,159
276,242	Residential Accredit Loans, Inc., Series 2007-QS5- A1	5.50	03/25/37	167,072
561,516	Residential Accredit Loans, Inc., Series 2007-QS8 A10	6.00	06/25/37	328,109
1,062,089	Residential Accredit Loans, Inc., Series 2007-QS8 A6	6.00	06/25/37	646,452
560,375	Residential Asset Mortgage Products, Inc., Series 2004-SL3 A4	8.50	12/25/31	562,932
656,505	Residential Asset Securitization Trust, Series 2006-A10 A5	6.50	09/25/36	351,738
1,754,875	Residential Asset Securitization Trust, Series 2007-A5 1A2 (f)	0.75	05/25/37	791,917
1,615,000	Saxon Asset Securities Trust, Series 2006-3 A3 (f)	0.52	10/25/46	663,302
1,365,000	Saxon Asset Securities Trust, Series 2007-1 A2C (f)	0.50	01/25/47	574,829
250,000	Securitized Asset Backed Receivables, LLC Trust, Series 2007-NC1 A2B (a)(f)	0.50	12/25/36	101,587
2,375,000	Securitized Asset Backed Receivables, LLC Trust, Series 2007-NC2 A2B (f)	0.49	01/25/37	1,014,402
298,952	Soundview Home Equity Loan Trust, Series 2006-EQ1 A2 (f)	0.46	10/25/36	285,548
1,930,000	Soundview Home Equity Loan Trust, Series 2006-EQ1 A3 (f)	0.51	10/25/36	998,014
1,200,000	Soundview Home Equity Loan Trust, Series 2006-OPT1 2A4 (f)	0.62	03/25/36	651,337
1,350,000	Soundview Home Equity Loan Trust, Series 2006-OPT5 2A4 (f)	0.59	07/25/36	574,105
1,200,000	Soundview Home Equity Loan Trust, Series 2007-NS1 A4 (f)	0.65	01/25/37	451,264
2,254,000	Soundview Home Equity Loan Trust, Series 2007-OPT1 2A2 (f)	0.50	06/25/37	1,062,491
3,349,000	Soundview Home Equity Loan Trust, Series 2007-OPT2 2A4 (f)	0.60	07/25/37	1,264,609
120,000	Soundview Home Equity Loan Trust, Series 2007-OPT2 M2 (f)	0.62	07/25/37	3,441
500,000	Soundview Home Equity Loan Trust, Series 2007-OPT5 M2 (e)(f)	2.50	10/25/37	51,025
628,347	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1 7A3 (a)(f)	5.62	02/25/36	438,045
845,000	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1 7A4 (f)	5.62	02/25/36	466,663
113,540	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3 3A1 (a)(f)	5.50	04/25/47	80,658
2,331,913	Structured Asset Mortgage Investments, Inc., Series 2006-AR8 A1A (f)	0.55	10/25/36	1,291,692
1,982,810	Structured Asset Mortgage Investments, Inc., Series 2007-AR3 2A1 (f)	0.54	09/25/47	1,104,126
4,174,000	Structured Asset Mortgage Investments, Inc., Series 2007-AR6 A1 (f)	1.92	08/25/47	2,250,768
1,850,000	Structured Asset Securities Corp., Series 2007-BC3 2A2 (a)(f)	0.49	05/25/47	1,147,524
467,083	Textainer Marine Containers, Ltd., Series 2005-1A A (a)(e)(f)	0.60	05/15/20	425,337
14,252,872	The FINOVA Group, Inc. (i)	7.50	11/15/09	59,862
1,048,178	Thornburg Mortgage Securities Trust, Series 2007-3 3A1 (f)	0.57	06/25/47	974,479
984,317	Triton Container Finance, LLC, Series 2006-1A (a)(e)(f)	0.52	11/26/21	882,953
612,500	Triton Container Finance, LLC, Series 2007-1A (a)(e)(f)	0.49	02/26/19	564,607
877,072	UAL Pass Through Trust, Series 2009-1	10.40	11/01/16	947,237
330,000	Wachovia Bank Commercial Mortgage Trust, Series 2003-C6 A4 (a)(f)	5.13	08/15/35	352,610
85,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28 A4 (a)	5.57	10/15/48	88,097
18,953	WaMu Mortgage Pass Through Certificates, Series 2002-AR18 A (a)(f)	2.77	01/25/33	18,806
215,425	WaMu Mortgage Pass Through Certificates, Series 2005-AR14 1A1 (a)(f)	5.03	12/25/35	202,352
115,000	WaMu Mortgage Pass Through Certificates, Series 2005-AR16 1A4A (a)(f)	5.07	12/25/35	95,340
455,048	WaMu Mortgage Pass Through Certificates, Series 2006-AR12 2A3 (a)(f)	5.69	10/25/36	353,836
271,953	WaMu Mortgage Pass Through Certificates, Series 2006-AR16 1A1 (a)(f)	5.52	12/25/36	199,520
534,015	WaMu Mortgage Pass Through Certificates, Series 2007-HY3 4A1 (a)(f)	5.29	03/25/37	453,837
788,884	WaMu Mortgage Pass Through Certificates, Series 2007-HY4 1A1 (f)	5.42	04/25/37	568,096
1,833,429	WaMu Mortgage Pass Through Certificates, Series 2007-OA1 A1A (a)(f)	1.12	02/25/47	1,022,793
961,378	WaMu Mortgage Pass Through Certificates, Series 2007-OA4 1A (a)(f)	1.19	05/25/47	536,881
1,902,471	WaMu Mortgage Pass Through Certificates, Series 2007-OA6 1A (f)	1.23	07/25/47	1,109,053
864,171	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-3 2A3 (f)	0.90	05/25/35	510,643
591,734	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4 CB13 (f)	0.85	06/25/35	361,125
1,623,312	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-1 4CB	6.50	02/25/36	984,121
780,895	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-7 A1A (h)	6.09	09/25/36	584,148
1,305,317	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OC1 A4 (f)	0.67	01/25/47	422,691
421,668	Wells Fargo Home Equity Trust, Series 2006-3 A2 (f)	0.50	01/25/37	266,546
2,694,000	Wells Fargo Home Equity Trust, Series 2006-3 A3 (a)(f)	0.56	01/25/37	918,367
Total Asset Backed Obligations (Cost $169,253,654)				173,893,025

Corporate Convertible Bonds - 17.9%
Consumer Discretionary - 4.0%
1,356,000	ArvinMeritor, Inc. (a)	4.00	02/15/27	1,057,680
861,000	Charming Shoppes, Inc. (a)	1.13	05/01/14	658,665
5,051,000	Chemed Corp. (a)	1.88	05/15/14	4,678,489
5,400,000	Coinstar, Inc. (a)	4.00	09/01/14	6,918,750
1,000,000	Empire Resorts, Inc. (a)	8.00	07/31/14	855,000
2,338,000	Equinix, Inc. (a)	3.00	10/15/14	2,194,798
5,300,000	Equinix, Inc. (a)	4.75	06/15/16	6,293,750
665,000	Euronet Worldwide, Inc. (a)	3.50	10/15/25	621,775
2,050,000	Finisar Corp. (a)	5.00	10/15/29	3,177,500
5,000,000	Finisar Corp. (a)(e)	5.00	10/15/29	7,750,000
5,190,000	Ford Motor Co. (a)	4.25	11/15/16	6,493,987
2,367,000	Gaylord Entertainment Co. (a)(e)	3.75	10/01/14	2,479,432
4,000,000	Group 1 Automotive, Inc. (a)(e)	3.00	03/15/20	3,260,000
330,000	Group 1 Automotive, Inc. (a)(h)	2.25	06/15/36	244,200
3,744,000	Hertz Global Holdings, Inc. (a)	5.25	06/01/14	5,012,280
5,800,000	Jakks Pacific, Inc. (a)(e)	4.50	11/01/14	6,612,000
329,000	Lennar Corp. (a)(e)	2.00	12/01/20	290,754
835,000	Liberty Media, LLC	3.13	03/30/23	877,794
809,000	Liberty Media, LLC (a)	3.25	03/15/31	481,355
1,283,000	Live Nation Entertainment, Inc.	2.88	07/15/27	1,072,909
1,449,000	MGM Resorts International (a)(e)	4.25	04/15/15	1,153,766
3,250,000	Navistar International Corp. (a)	3.00	10/15/14	3,826,875
394,000	Penske Automotive Group, Inc.	3.50	04/01/26	397,448
360,000	priceline.com, Inc. (a)(e)	1.25	03/15/15	332,550
6,823,000	Regis Corp. (a)	5.00	07/15/14	8,255,830
1,250,000	Saks, Inc.	2.00	03/15/24	1,087,500
5,731,000	Sonic Automotive, Inc. (a)	5.00	10/01/29	5,637,871
353,000	The Interpublic Group of Cos., Inc.	4.25	03/15/23	355,206
8,131,000	Titan International, Inc. (a)(e)	5.63	01/15/17	9,665,726
4,000,000	TRW Automotive, Inc. (a)(e)	3.50	12/01/15	4,605,000
2,000,000	WebMD Health Corp. (a)(e)	3.13	09/01/25	2,665,000
1,334,000	XM Satellite Radio, Inc. (a)(e)	7.00	12/01/14	1,270,635
				100,284,525

Consumer Staples - 0.9%
1,186,000	Central European Distribution Corp. (a)	3.00	03/15/13	994,758
1,212,000	Chiquita Brands International, Inc. (a)	4.25	08/15/16	1,054,440
6,700,000	Ingersoll-Rand Global Holding Co., Ltd. (a)	4.50	04/15/12	13,199,000
1,037,000	Smithfield Foods, Inc. (a)	4.00	06/30/13	1,012,371
2,366,000	Sotheby's	3.13	06/15/13	2,306,850
420,000	Spartan Stores, Inc. (a)	3.38	05/15/27	349,125
665,000	Spartan Stores, Inc. (a)(e)	3.38	05/15/27	552,781
2,100,000	Tyson Foods, Inc. (a)	3.25	10/15/13	2,462,250
				21,931,575

Energy - 1.0%
535,000	BPZ Resources, Inc. (a)(e)	6.50	03/01/15	476,150
896,000	Chesapeake Energy Corp. (a)	2.50	05/15/37	679,840
420,000	Chesapeake Energy Corp.	2.50	05/15/37	329,175
6,000,000	Covanta Holding Corp. (a)	3.25	06/01/14	6,420,000
4,704,000	Exterran Holdings, Inc. (a)	4.25	06/15/14	6,174,000
1,827,000	Global Industries, Ltd. (a)	2.75	08/01/27	1,100,767
778,000	GMX Resources, Inc. (a)	5.00	02/01/13	585,445
5,672,000	International Coal Group, Inc. (a)	4.00	04/01/17	5,140,250
1,311,000	James River Coal Co. (a)(e)	4.50	12/01/15	1,178,261
461,000	Peabody Energy Corp.	4.75	12/15/41	451,780
433,000	Penn Virginia Corp.	4.50	11/15/12	405,938
1,288,000	Pioneer Natural Resources Co. (a)	2.88	01/15/38	1,547,210
587,000	SM Energy Co.	3.50	04/01/27	623,688
900,000	Western Refining, Inc. (a)	5.75	06/15/14	680,625
				25,793,129

Financial - 0.9%
757,000	Affiliated Managers Group, Inc.	3.95	08/15/38	741,860
507,000	AmeriCredit Corp. (a)	2.13	09/15/13	439,189
925,000	Annaly Capital Management, Inc. REIT (a)	4.00	02/15/15	952,750
400,000	Boston Properties LP REIT	2.88	02/15/37	396,500
3,500,000	CBIZ, Inc. (a)	3.13	06/01/26	3,395,000
1,830,000	Forest City Enterprises, Inc.	3.63	10/15/14	1,737,356
1,811,000	Forest City Enterprises, Inc. (a)(e)	5.00	10/15/16	1,946,825
3,080,000	Icahn Enterprises LP (e)(f)	4.00	08/15/13	2,695,000
1,304,000	KKR Financial Holdings, LLC (a)	7.50	01/15/17	1,491,450
1,807,000	Leucadia National Corp.	3.75	04/15/14	1,901,867
734,000	MF Global Holdings, Ltd.	9.00	06/15/38	757,855
2,258,000	MF Global Holdings, Ltd. (a)	9.00	06/20/38	2,331,385
1,561,000	MGIC Investment Corp. (a)	5.00	05/01/17	1,402,949
620,000	National Financial Partners Corp. (a)(e)	4.00	06/15/17	589,000
1,200,000	The NASDAQ OMX Group, Inc.	2.50	08/15/13	1,144,500
466,000	The PMI Group, Inc. (a)	4.50	04/15/20	324,453
755,000	Washington REIT	3.88	09/15/26	758,775
				23,006,714

Healthcare - 4.3%
1,847,000	American Medical Systems Holdings, Inc. (a)	3.25	07/01/36	2,239,487
7,668,000	American Medical Systems Holdings, Inc. (a)	4.00	09/15/41	10,236,780
560,000	Amylin Pharmaceuticals, Inc. (a)	3.00	06/15/14	476,700
5,000,000	BioMarin Pharmaceutical, Inc. (a)	2.50	03/29/13	6,293,750
5,000,000	Biovail Corp. (a)(e)	5.38	08/01/14	7,081,250
6,930,000	Cubist Pharmaceuticals, Inc. (a)	2.25	06/15/13	6,566,175
7,000,000	Endo Pharmaceuticals Holdings, Inc. (a)(e)	1.75	04/15/15	6,650,000
2,350,000	Greatbatch, Inc. (a)	2.25	06/15/13	2,117,938
2,600,000	Hologic, Inc. (a)(h)	2.00	12/15/37	2,226,250
1,000,000	Incyte Corp., Ltd. (a)(e)	4.75	10/01/15	1,490,000
6,450,000	Insulet Corp. (a)	5.38	06/15/13	6,458,062
1,078,000	Invacare Corp. (a)	4.13	02/01/27	1,157,503
2,804,000	Isis Pharmaceuticals, Inc. (a)	2.63	02/15/27	2,653,285
8,984,000	Kinetic Concepts, Inc. (a)(e)	3.25	04/15/15	8,692,020
540,000	King Pharmaceuticals, Inc. (a)	1.25	04/01/26	470,475
2,478,000	LifePoint Hospitals, Inc. (a)	3.50	05/15/14	2,301,442
2,834,000	Molina Healthcare, Inc. (a)	3.75	10/01/14	2,667,502
6,000,000	Mylan, Inc. (a)	3.75	09/15/15	8,565,000
1,442,000	Nektar Therapeutics (a)	3.25	09/28/12	1,389,728
6,000,000	PDL BioPharma, Inc. (a)	2.00	02/15/12	5,737,500
4,000,000	PSS World Medical, Inc. (a)(e)	3.13	08/01/14	4,610,000
2,462,000	SonoSite, Inc. (a)	3.75	07/15/14	2,468,155
1,937,000	Theravance, Inc. (a)	3.00	01/15/15	1,648,871
6,891,000	Viropharma, Inc. (a)	2.00	03/15/17	5,952,101
1,283,000	West Pharmaceutical Services, Inc. (a)	4.00	03/15/47	1,042,438
7,877,000	Wright Medical Group, Inc. (a)	2.63	12/01/14	6,843,144
				108,035,556

Industrial - 1.0%
4,950,000	AAR Corp. (a)	1.75	02/01/26	4,424,062
4,606,000	AirTran Holdings, Inc. (a)	5.25	11/01/16	4,842,057
693,000	AMR Corp. (a)	6.25	10/15/14	663,548
6,529,000	Cemex SAB de CV (a)(e)	4.88	03/15/15	6,488,194
643,000	DryShips, Inc. (a)	5.00	12/01/14	476,624
1,550,000	EnerSys (a)(h)	3.38	06/01/38	1,412,438
2,000,000	FEI Co. (a)	2.88	06/01/13	1,982,500
736,000	GenCorp, Inc. (a)(e)	4.06	12/31/39	612,720
331,000	Owens-Brockway Glass Container, Inc. (a)(e)	3.00	06/01/15	305,761
670,000	PHH Corp. (a)(e)	4.00	09/01/14	671,675
1,500,000	SunPower Corp. (a)	4.75	04/15/14	1,196,250
2,785,000	Trinity Industries, Inc. (a)	3.88	06/01/36	2,151,412
				25,227,241

Information Technology - 3.3%
700,000	Advanced Micro Devices, Inc.	6.00	05/01/15	668,500
7,776,000	CACI International, Inc. (a)	2.13	05/01/14	7,581,600
625,000	CACI International, Inc. (a)(e)	2.13	05/01/14	609,375
3,000,000	Cadence Design Systems, Inc. (a)(e)	2.63	06/01/15	2,932,500
2,500,000	Concur Technologies, Inc. (a)(e)	2.50	04/15/15	2,546,875
217,000	CSG Systems International, Inc. (a)(e)	3.00	03/01/17	211,032
6,056,000	Earthlink, Inc. (a)(h)	3.25	11/15/26	6,510,200
1,900,000	Informatica Corp. (a)	3.00	03/15/26	2,379,750
4,443,000	Mentor Graphics Corp. (a)	6.25	03/01/26	4,381,909
2,615,000	Micron Technology, Inc. (a)	1.88	06/01/14	2,311,006
3,400,000	Nuance Communications, Inc. (a)	2.75	08/15/27	3,570,000
9,000,000	ON Semiconductor Corp. (a)	1.88	12/15/25	9,990,000
2,800,000	Radisys Corp. (a)	2.75	02/15/13	2,754,500
5,600,000	Rambus, Inc. (a)	5.00	06/15/14	6,622,000
302,000	Rovi Corp. (a)(e)	2.63	02/15/40	308,795
3,024,000	SanDisk Corp. (a)	1.00	05/15/13	2,702,700
1,120,000	Symantec Corp. (a)	1.00	06/15/13	1,143,800
4,000,000	SYNNEX Corp. (a)(e)	4.00	05/15/18	4,355,000
6,600,000	Take-Two Interactive Software, Inc. (a)	4.38	06/01/14	7,053,750
1,908,000	THQ, Inc. (a)(e)	5.00	08/15/14	1,652,805
5,000,000	Veeco Instruments, Inc. (a)(g)	4.13	04/15/12	6,705,550
1,330,000	Verigy, Ltd. (a)(e)	5.25	07/15/14	1,306,725
2,052,000	VeriSign, Inc. (a)	3.25	08/15/37	1,864,755
4,000,000	Xilinx, Inc. (a)(e)	2.63	06/15/17	4,070,000
				84,233,127

Materials - 0.7%
700,000	Anglo American PLC (e)	4.00	05/07/14	996,800
5,000,000	Goldcorp, Inc. (a)	2.00	08/01/14	5,837,500
8,250,000	Jaguar Mining, Inc. (a)(e)	4.50	11/01/14	7,909,688
3,325,000	Kaiser Aluminum Corp. (a)(e)	4.50	04/01/15	3,168,060
288,000	Sterlite Industries India, Ltd. (a)	4.00	10/30/14	266,760
				18,178,808

Telecommunication Services - 1.8%
3,276,000	ADC Telecommunications, Inc. (a)	3.50	07/15/17	2,399,670
8,000,000	Alaska Communications Systems Group, Inc. (a)	5.75	03/01/13	7,610,000
4,600,000	Ciena Corp. (a)	0.25	05/01/13	3,743,250
5,000,000	Ciena Corp. (a)(e)	4.00	03/15/15	4,693,750
2,342,000	Ciena Corp. (a)	0.88	06/15/17	1,466,678
6,900,000	CommScope, Inc. (a)	3.25	07/01/15	7,546,875
5,000,000	Comtech Telecommunications Corp. (a)(e)	3.00	05/01/29	5,175,000
630,000	Leap Wireless International, Inc. (a)(e)	4.50	07/15/14	530,775
450,000	SBA Communications Corp.	1.88	05/01/13	454,500
1,506,000	Time Warner Telecom, Inc. (a)	2.38	04/01/26	1,637,775
8,962,000	Virgin Media, Inc. (a)	6.50	11/15/16	10,541,552
				45,799,825

Total Corporate Convertible Bonds (Cost $430,865,729)				452,490,500

Corporate Non-Convertible Bonds - 3.0%
Consumer Discretionary - 0.2%
300,000	DPH Holdings Corp. (g)(i)	6.50	08/15/13	-
1,416,000	Jarden Corp.	7.50	05/01/17	1,394,760
1,200,000	Lear Corp. (g)(i)	-	12/01/13	-
2,138,000	Saks, Inc.	9.88	10/01/11	2,255,590
430,000	Time Warner Cable, Inc.	8.25	04/01/19	529,674
2,028,000	WMG Holdings Corp. (h)	9.50	12/15/14	2,028,000
				6,208,024

Energy - 0.2%
770,000	Atlas Energy Operating Co., LLC / Atlas Energy Finance Corp. (a)	12.13	08/01/17	854,700
470,000	CenterPoint Energy Resources Corp.	6.15	05/01/16	515,072
500,000	CenterPoint Energy Resources Corp., MTN	6.00	05/15/18	551,656
910,000	Chesapeake Energy Corp. (a)	7.00	08/15/14	929,337
582,000	Chesapeake Energy Corp.	7.25	12/15/18	603,825
337,000	The Williams Cos., Inc. (a)	7.88	09/01/21	386,973
300,000	Valero Energy Corp.	9.38	03/15/19	363,950
550,000	Valero Energy Corp.	7.50	04/15/32	578,199
275,000	Valero Energy Corp.	10.50	03/15/39	368,138
				5,151,850

Financial - 1.7%
37,334	ADFITECH, Inc.	8.00	03/15/20	30,112
155,000	Allied World Assurance Co. Holdings, Ltd.	7.50	08/01/16	170,914
615,000	BAC Capital Trust XV (a)(f)	1.34	06/01/56	403,637
20,000	Bank of America Corp., MTN, Series L (a)	5.65	05/01/18	20,528
890,000	BankAmerica Capital III (a)(f)	0.87	01/15/27	592,246
625,000	Cantor Fitzgerald LP (e)	6.38	06/26/15	627,938
420,000	Capital One Capital V (a)	10.25	08/15/39	445,725
195,000	Capital One Financial Corp., MTN	5.70	09/15/11	202,915
60,000	Centro NP, LLC REIT	5.13	09/15/12	53,700
975,000	Chase Capital II, Series B (f)	0.84	02/01/27	735,239
1,355,000	Chase Capital III, Series C (a)(f)	1.09	03/01/27	1,027,513
1,200,000	Citigroup Funding, Inc., Series 2 (f)	0.67	04/30/12	1,210,182
135,000	Citigroup, Inc.	6.50	08/19/13	143,900
400,000	Citigroup, Inc. (f)	0.63	11/05/14	366,750
150,000	Citigroup, Inc. (a)	5.85	08/02/16	155,893
90,000	Citigroup, Inc. (a)	6.13	05/15/18	94,078
700,000	Citigroup, Inc. (f)	2.14	05/15/18	657,121
300,000	Citigroup, Inc.	8.50	05/22/19	358,215
2,550,000	Citigroup, Inc. (f)	1.05	08/25/36	1,786,670
94,000	Citigroup, Inc. (a)	6.88	03/05/38	98,925
1,050,000	City National Capital Trust I	9.63	02/01/40	1,107,765
340,000	Countrywide Financial Corp., MTN	5.80	06/07/12	357,688
70,000	Countrywide Home Loans, Inc., MTN, Series L	4.00	03/22/11	71,289
845,000	Credit Suisse Guernsey, Series 1 (a)(f)	1.13	05/29/49	601,682
100,000	Credit Suisse New York (a)	5.50	05/01/14	109,429
500,000	Credit Suisse New York	6.00	02/15/18	522,528
965,000	Discover Bank BKNT	8.70	11/18/19	1,073,086
925,000	Duke Realty LP REIT (a)	7.38	02/15/15	1,027,014
500,000	ERP Operating LP REIT (a)	5.20	04/01/13	533,463
100,000	Fairfax Financial Holdings, Ltd.	7.75	04/26/12	105,000
800,000	Farmers Exchange Capital (a)(e)	7.05	07/15/28	764,991
207,000	General Electric Capital Corp.	5.63	05/01/18	220,331
115,000	General Electric Capital Corp., MTN (a)(f)	1.38	05/22/13	113,467
100,000	General Electric Capital Corp., MTN (a)(f)	0.63	05/11/16	91,163
675,000	General Electric Capital Corp., MTN	6.88	01/10/39	747,744
400,000	General Electric Capital Corp., MTN, Series A (f)	0.80	09/15/14	377,821
190,000	GMAC, LLC	7.25	03/02/11	194,038
858,000	GMAC, LLC (a)(f)	2.74	12/01/14	739,448
150,000	HBOS PLC (e)	6.75	05/21/18	140,609
232,000	HCP, Inc. REIT	5.63	05/01/17	235,329
450,000	JP Morgan Chase Capital XXIII (f)	1.44	05/15/47	331,937
725,000	JPMorgan Chase Capital XIII, Series M (f)	1.48	09/30/34	540,047
1,950,000	JPMorgan Chase Capital XXI, Series U (a)(f)	1.29	02/02/37	1,422,642
680,000	LBG Capital No.1 PLC (f)	8.00	12/29/49	533,800
3,535,000	MBNA Capital, Series B (a)(f)	1.14	02/01/27	2,397,264
80,000	Merrill Lynch & Co., Inc., MTN (f)(g)	8.68	05/02/17	85,300
80,000	Merrill Lynch & Co., Inc., MTN (f)(g)	8.95	05/18/17	85,900
80,000	Merrill Lynch & Co., Inc., MTN (f)(g)	9.57	06/06/17	87,900
201,000	MetLife, Inc.	6.50	12/15/32	213,325
200,000	Morgan Stanley (a)(f)	0.55	01/18/11	198,747
110,000	Morgan Stanley	5.05	01/21/11	111,650
155,000	Morgan Stanley	6.75	04/15/11	160,396
40,000	Morgan Stanley (a)	6.60	04/01/12	42,467
1,380,000	Morgan Stanley (f)	0.89	06/20/12	1,393,709
1,645,000	Morgan Stanley (a)	6.00	05/13/14	1,744,516
90,000	Morgan Stanley	4.20	11/20/14	88,957
125,000	Morgan Stanley, MTN (f)	0.75	10/18/16	108,893
125,000	Morgan Stanley, MTN, Series G (a)(f)	0.60	01/09/14	115,176
115,000	Nationsbank Capital Trust III (a)(f)	0.85	01/15/27	76,246
2,400,000	Nationwide Mutual Insurance Co. (e)(f)	5.81	12/15/24	2,042,472
415,000	NB Capital Trust IV (a)	8.25	04/15/27	407,737
2,282,000	Nuveen Investments, Inc.	5.50	09/15/15	1,654,450
770,000	Raymond James Financial, Inc.	8.60	08/15/19	908,366
100,000	Shurgard Storage Centers, LLC REIT	7.75	02/22/11	102,696
49,000	Shurgard Storage Centers, LLC REIT	5.88	03/15/13	52,896
250,000	The Bear Stearns Cos., LLC	5.70	11/15/14	277,172
75,000	The Bear Stearns Cos., LLC	7.25	02/01/18	87,708
1,935,000	The Goldman Sachs Group, Inc. (f)	1.15	12/05/11	1,957,974
200,000	The Goldman Sachs Group, Inc. (f)	0.53	02/06/12	195,065
250,000	The Goldman Sachs Group, Inc.	6.25	09/01/17	264,989
405,000	The Goldman Sachs Group, Inc.	6.15	04/01/18	424,897
555,000	The Goldman Sachs Group, Inc.	7.50	02/15/19	621,367
1,500,000	The Goldman Sachs Group, Inc.	6.00	06/15/20	1,549,590
100,000	The Goldman Sachs Group, Inc., MTN, Series B (f)	0.71	07/22/15	90,404
477,000	Thornburg Mortgage, Inc. (i)	8.00	05/15/13	20,273
1,100,000	Wachovia Corp. (f)	0.68	10/28/15	986,043
175,000	Washington REIT	5.95	06/15/11	180,498
635,000	WEA Finance, LLC (e)	4.38	11/15/10	641,951
1,155,000	WEA Finance, LLC (e)	7.50	06/02/14	1,310,041
15,000	WEA Finance, LLC (a)(e)	6.75	09/02/19	16,701
170,000	Weingarten Realty Investors, MTN REIT	4.99	09/03/13	174,493
1,375,000	ZFS Finance USA Trust I (e)(f)	6.15	12/15/65	1,292,500
800,000	ZFS Finance USA Trust IV (e)(f)	5.88	05/09/32	710,016
				44,025,257

Healthcare - 0.1%
1,270,000	CHS/Community Health Systems, Inc. (a)	8.88	07/15/15	1,312,862

Industrial - 0.1%
1,040,000	Delta Air Lines, Inc. (a)(e)	9.50	09/15/14	1,097,200
650,000	Delta Air Lines, Inc., Series 2001-A2 (a)	7.11	09/18/11	671,125
				1,768,325

Information Technology - 0.1%
1,029,000	First Data Corp.	9.88	09/24/15	787,185
1,080,000	Microsoft Corp. (a)(e)(j)	-	06/15/13	1,070,550
1,480,000	SunGard Data Systems, Inc.	9.13	08/15/13	1,511,450
				3,369,185

Telecommunication Services - 0.1%
1,700,000	Qwest Communications International, Inc., Class B	7.50	02/15/14	1,712,750
665,000	Qwest Corp. (a)	7.88	09/01/11	694,925
				2,407,675

Utilities - 0.5%
1,460,000	Edison Mission Energy (a)	7.00	05/15/17	941,700
2,535,000	KCP&L Greater Missouri Operations Co. (a)	11.88	07/01/12	2,920,594
950,000	Mirant Americas Generation, LLC	9.13	05/01/31	878,750
415,000	Nisource Finance Corp. (a)	10.75	03/15/16	532,431
845,000	NRG Energy, Inc. (a)	7.25	02/01/14	858,731
145,000	Oncor Electric Delivery Co., LLC (e)	6.80	09/01/18	170,483
1,040,000	PNM Resources, Inc. (a)	9.25	05/15/15	1,111,500
80,000	Public Service Co. of New Mexico	7.95	05/15/18	84,385
1,385,000	Sabine Pass LNG LP (a)	7.25	11/30/13	1,253,425
2,410,000	Southern Union Co. (a)(f)	7.20	11/01/66	2,147,913
400,000	Texas-New Mexico Power Co. (e)	9.50	04/01/19	507,260
481,000	The AES Corp. (a)(e)	8.75	05/15/13	490,620
				11,897,792
Total Corporate Non-Convertible Bonds (Cost $68,009,242)				76,140,970

Foreign Government Bonds - 0.0%
10,100,000	Argentina Government International Bond, Series GDP (f)	3.26	12/15/35	820,625
Total Foreign Government Bonds (Cost $441,459)				820,625

Interest Only Bonds - 0.0%
36,585,926	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B AIOC (f)	0.55	05/15/41	600,975
Total Interest Only Bonds (Cost $374,903)				600,975

Municipal Bonds - 0.0%
California - 0.0%
25,000	State of California (a)	7.55	04/01/39	26,851
150,000	State of California (a)	7.30	10/01/39	156,314
				183,165

Illinois - 0.0%
485,000	State of Illinois	4.07	01/01/14	479,427

Indiana - 0.0%
100,000	Indianapolis Local Public Improvement Bond Bank, Class F	5.00	01/01/15	107,683
Total Municipal Bonds (Cost $770,703)				770,275

Syndicated Loans - 0.2%
1,500,000	Calpine - New Development Holdings, LLC	-	06/30/17	1,487,813
500,000	HCA, Inc.	2.03	11/18/12	473,125
1,384,268	HCA, Inc.	2.03	11/18/12	1,309,863
743,103	Tribune, Inc. (i)	6.50	05/24/14	454,129
Total Syndicated Loans (Cost $3,918,778)				3,724,930

U.S. Government & Agency Obligations - 3.8%
Agency - 2.5%
4,975,000	FHLB (f)	0.33	06/15/11	4,977,582
2,800,000	FHLB (h)	0.75	10/05/11	2,803,172
25,000,000	FHLMC	1.63	04/26/11	25,251,875
2,770,000	FHLMC (f)	0.29	11/07/11	2,769,319
25,000,000	FNMA	1.88	04/20/12	25,534,575
2,490,000	FNMA (h)	0.85	04/08/13	2,490,822
				63,827,345

Discount Note - 0.3%
1,145,000	FHLMC (a)(j)	0.17-0.18	10/13/10	1,144,537
2,120,000	FHLMC, Series RB (j)	0.20	10/05/10	2,119,209
225,000	FNMA (a)(j)	0.18	10/04/10	224,917
2,850,000	FNMA (a)(j)	0.17	10/18/10	2,848,792
				6,337,455

Interest Only Bonds - 0.2%
8,783,643	FNMA, Series 2005-92 US (f)	5.75	10/25/25	913,651
13,446,362	FNMA, Series 2006-125 SM (a)(f)	6.85	01/25/37	1,738,541
829,559	FNMA, Series 2006-27 SH (a)(f)	6.35	04/25/36	117,168
4,489,172	FNMA, Series 2007-68 SC (f)	6.35	07/25/37	574,046
8,267,370	GNMA, Series 2007-78 SG (f)	6.19	12/20/37	992,973
7,181,626	GNMA, Series 2008-51 GS (f)	5.88	06/16/38	697,620
6,274,995	GNMA, Series 2010-4 SL (f)	6.05	01/16/40	731,874
				5,765,873

Mortgage Securities - 0.3%
171,127	FHLMC Pool #1B3413 (f)	5.86	05/01/37	184,299
16,880	FHLMC Pool #1L0113 (f)	3.47	05/01/35	17,629
241,966	FHLMC Pool #A72860 (a)	6.00	02/01/38	262,988
236,091	FHLMC Pool #G01864 (a)	5.00	01/01/34	251,004
155,820	FHLMC Pool #G02366	6.50	10/01/36	171,438
310,315	FHLMC Pool #G03436 (a)	6.00	11/01/37	337,438
201,104	FHLMC Pool #G03640 (a)	5.50	12/01/37	216,093
224,569	FHLMC Pool #G05119 (a)	6.50	09/01/38	246,501
203,180	FHLMC Pool #G05866 (a)	4.50	02/01/40	210,837
194,606	FHLMC Pool #G13475 (a)	6.00	01/01/24	212,083
109,412	FHLMC Pool #H03161 (a)	6.50	08/01/37	119,146
32,230	FHLMC, Series 2433 SA (a)(f)	20.02	02/15/32	42,086
205,000	FHLMC, Series 2929 PE (a)	5.00	05/15/33	220,812
262,463	FNMA Pool #254868 (a)	5.00	09/01/33	279,165
146,764	FNMA Pool #545639 (a)	6.50	04/01/32	164,186
20,075	FNMA Pool #555177 (f)	2.55	01/01/33	20,871
3,150	FNMA Pool #673743 (a)(f)	3.26	11/01/32	3,187
255,716	FNMA Pool #725027 (a)	5.00	11/01/33	271,989
327,742	FNMA Pool #734922	4.50	09/01/33	343,832
225,025	FNMA Pool #735646	4.50	07/01/20	240,097
81,856	FNMA Pool #735861 (a)	6.50	09/01/33	91,402
75,212	FNMA Pool #735881 (a)	6.00	11/01/34	82,855
148,694	FNMA Pool #764388 (a)(f)	4.94	03/01/34	157,635
198,006	FNMA Pool #776708 (a)	5.00	05/01/34	210,452
17,674	FNMA Pool #841741 (a)(f)	5.00	09/01/35	18,877
482,458	FNMA Pool #888219	5.50	03/01/37	518,747
244,711	FNMA Pool #888430	5.00	11/01/33	260,283
120,173	FNMA Pool #895606 (a)(f)	5.77	06/01/36	129,421
355,776	FNMA Pool #897164 (a)	6.50	08/01/36	390,820
437,568	FNMA Pool #962723 (a)	5.50	04/01/38	470,389
498,457	FNMA Pool #963997 (a)	5.50	06/01/38	535,845
356,297	FNMA Pool #974148 (a)	5.50	02/01/38	383,022
104,218	FNMA, Series 2001-52 YZ (a)	6.50	10/25/31	117,493
50,778	FNMA, Series 2001-81 QG (a)	6.50	01/25/32	56,780
225,000	FNMA, Series 2006-4 WE (a)	4.50	02/25/36	236,629
11,190	GNMA II Pool #80610 (a)(f)	4.38	06/20/32	11,567
29,656	GNMA II Pool #81136 (a)(f)	3.25	11/20/34	30,426
36,686	GNMA II Pool #81432 (a)(f)	3.63	08/20/35	37,732
34,151	GNMA II Pool #81435 (a)(f)	3.63	08/20/35	35,124
250,000	GNSF45 - GNMA TBA	4.50	07/15/40	260,469
125,000	GNSF45 - GNMA TBA	4.50	07/15/40	130,234
295,000	GNSF45 - GNMA TBA	4.50	07/15/40	307,353
205,000	GNSF45 - GNMA TBA	4.50	07/15/40	213,584
320,000	GNSF45 - GNMA TBA	4.50	07/15/40	333,400
				8,836,220

U.S. Treasury Securities - 0.5%
6,860,000	U.S. Treasury Bill (a)(k)	0.07	07/22/10	6,859,705
125,000	U.S. Treasury Bill (k)	0.15	08/12/10	124,993
455,000	U.S. Treasury Bond (a)	8.00	11/15/21	661,812
280,000	U.S. Treasury Inflation Indexed Bond (a)	2.00	01/15/16	332,183
187,000	U.S. Treasury Inflation Indexed Bond (a)	2.38	01/15/27	224,488
556,000	U.S. Treasury Inflation Indexed Bond (a)	1.75	01/15/28	571,596
405,000	U.S. Treasury Note (a)	2.38	02/28/15	417,469
1,115,000	U.S. Treasury Note (a)	1.88	06/30/15	1,119,443
1,560,000	U.S. Treasury Note (a)	3.38	11/15/19	1,615,942
				11,927,631
Total U.S. Government & Agency Obligations (Cost $94,072,642)				96,694,524
Total Fixed Income Securities (Cost $767,707,110)				805,135,824

	Security
Shares	Description	Value

Rights - 0.0%
150,000	Comdisco Holding Co., Inc. (b)(l)	$ 17,625
Total Rights (Cost $51,260)		17,625

Investment Companies - 0.4%
23,000	American Select Portfolio	283,130
50,529	BlackRock Credit Allocation Income Trust I, Inc.	455,772
61,990	BlackRock Floating Rate Income Fund	854,222
69,698	Eaton Vance Limited Duration Income Fund	1,115,168
24,322	First Trust/Four Corners Senior Floating Rate Income Fund	299,647
125,350	Invesco Van Kampen Senior Income Trust	550,286
21,000	iShares Barclays TIPS Bond Fund	2,245,110
13,500	iShares iBoxx $ High Yield Corporate Bond Fund	1,146,150
32,000	PCM Fund, Inc.	319,040
15,400	PIMCO Income Opportunity Fund	381,612
71,712	PIMCO Income Strategy Fund II	709,949
25,000	ProShares UltraShort 20+ Year Treasury (a)(b)	887,000
31,100	SPDR Barclays Capital High Yield Bond ETF	1,176,513
18,500	Utilities Select Sector SPDR Fund	522,810
7,400	WisdomTree Japan SmallCap Dividend Fund	290,154
Total Investment Companies (Cost $10,020,514)		11,236,563

	Security
Principal	Description	Rate	Maturity	Value

Short-Term Investments - 0.1%
Commercial Paper - 0.1%
$ 3,245,000	General Electric Capital Corp. (a)(k)	0.25%	07/14/10	$ 3,244,707
410,000	Moody's Corp. (a)(k)	0.40	07/07/10	409,973
Total Commercial Paper (Cost $3,654,680)				3,654,680
Total Short-Term Investments (Cost $3,654,680)				3,654,680

		Strike	Expiration
Contracts	Security Description	Price	Date	Value

Purchased Options - 1.5%
Call Options Purchased - 1.0%
50	3M Co.	40.00	01/10	$ 195,500
1,600	Abbott Laboratories	40.00	01/10	1,464,000
135	Accenture PLC	30.00	01/10	137,700
150	Automatic Data Processing, Inc.	20.00	01/10	301,500
385	Bed Bath & Beyond, Inc.	25.00	01/10	569,800
100	ConocoPhillips	45.00	01/10	70,000
990	CVS Caremark Corp.	36.00	08/10	7,920
100	CVS Caremark Corp.	25.00	01/10	61,000
200	CVS Caremark Corp.	15.00	01/10	287,500
160	CVS Caremark Corp.	20.00	01/10	169,600
810	International Business Machines Corp.	135.00	07/10	8,910
205	International Business Machines Corp.	140.00	10/10	29,520
1,000	Johnson & Johnson	65.00	07/10	2,000
170	Johnson & Johnson	50.00	01/10	171,700
398	Johnson & Johnson	40.00	01/10	766,150
470	Johnson & Johnson	50.00	01/10	512,300
400	Johnson & Johnson	45.00	01/10	608,000
470	Lowe's Cos., Inc.	12.50	01/10	380,700
550	Lowe's Cos., Inc.	10.00	01/10	574,750
1,550	Lowe's Cos., Inc.	15.00	01/10	1,046,250
1,400	Medtronic, Inc.	48.00	08/10	4,200
280	Medtronic, Inc.	45.00	08/10	980
200	Medtronic, Inc.	49.00	11/10	1,700
300	Medtronic, Inc.	47.00	11/10	4,800
1,500	Merck & Co., Inc.	40.00	01/10	394,500
295	Quest Diagnostics, Inc.	45.00	01/10	200,600
830	State Street Corp.	50.00	01/10	158,115
650	The Bank of New York Mellon Corp.	35.00	01/10	14,300
540	The Bank of New York Mellon Corp.	20.00	01/10	380,700
248	The Boeing Co.	40.00	01/10	641,080
650	The Coca-Cola Co.	30.00	01/10	1,314,625
100	The Coca-Cola Co.	25.00	01/10	253,250
105	The Coca-Cola Co.	40.00	01/10	124,950
720	The Coca-Cola Co.	35.00	01/10	1,170,000
447	The Procter & Gamble Co.	40.00	01/10	914,115
50	The Procter & Gamble Co.	35.00	01/10	125,750
340	The Procter & Gamble Co.	30.00	01/10	1,023,400
576	The Procter & Gamble Co.	40.00	01/10	1,180,800
327	The Walt Disney Co.	22.50	01/10	318,825
277	United Parcel Service, Inc.	40.00	01/10	509,680
250	Walgreen Co.	22.50	01/10	131,875
1,230	Walgreen Co.	10.00	01/10	2,051,025
535	Walgreen Co.	25.00	01/10	259,475
900	Walgreen Co.	17.50	01/10	891,000
450	Wal-Mart Stores, Inc.	57.50	09/10	1,800
1,000	Wal-Mart Stores, Inc.	55.00	01/10	74,000
1,053	Wal-Mart Stores, Inc.	30.00	01/10	1,942,785
730	Wal-Mart Stores, Inc.	45.00	01/10	496,400
455	Wal-Mart Stores, Inc.	40.00	01/10	461,825
975	Wal-Mart Stores, Inc.	35.00	01/10	1,389,375
4,800	Wells Fargo & Co.	30.00	07/10	19,200
1,300	Wells Fargo & Co.	35.00	01/10	76,700
Total Call Options Purchased (Premiums Paid $29,288,955)				23,896,630

Put Options Purchased - 0.5%
3,290	Boston Scientific Corp.	5.00	01/10	138,180
850	Humana, Inc.	45.00	01/10	399,500
1,000	SPDR S&P 500 ETF Trust	110.00	12/10	1,223,000
500	SPDR S&P 500 ETF Trust	50.00	12/10	17,500
17,400	SPDR S&P 500 ETF Trust	90.00	03/10	10,927,200
330	Whole Foods Market, Inc.	40.00	01/10	231,000
Total Put Options Purchased (Premiums Paid $6,334,421)				12,936,380
Total Purchased Options (Premiums Paid $35,623,376)				36,833,010

Total Long Positions - 70.3% (Cost $1,719,213,851)*				$ 1,782,014,694

Total Short Positions - (29.9)% (Cost $(799,273,083))*				(758,147,772)

Total Written Options - (0.7)% (Premiums Received $(12,614,023))*				(18,769,525)

Other Assets & Liabilities, Net –60.3%				1,531,098,094
Net Assets – 100.0%				$ 2,536,195,491

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
JUNE 30, 2010 (Unaudited)

Shares	Security Description	Value

Short Positions - (29.9)%
Common Stock - (24.0)%
Consumer Discretionary - (4.6)%
(6,600)	Amazon.com, Inc.	$ (721,116)
(68,000)	American Eagle Outfitters, Inc.	(799,000)
(38,433)	ArvinMeritor, Inc.	(503,472)
(25,400)	Best Buy Co., Inc.	(860,044)
(33,900)	BJ's Wholesale Club, Inc.	(1,254,639)
(34,700)	Brookdale Senior Living, Inc.	(520,500)
(44,300)	Burger King Holdings, Inc.	(746,012)
(273,185)	Callaway Golf Co.	(1,650,037)
(47,800)	Carnival Corp.	(1,445,472)
(22,401)	Charming Shoppes, Inc.	(84,004)
(29,459)	Chemed Corp.	(1,609,640)
(6,600)	Church & Dwight Co., Inc.	(413,886)
(113,416)	Coinstar, Inc.	(4,873,485)
(33,600)	Core-Mark Holding Co., Inc.	(920,640)
(12,100)	CoStar Group, Inc.	(469,480)
(37,700)	Costco Wholesale Corp.	(2,067,091)
(65,800)	CTC Media, Inc.	(950,152)
(47,400)	DISH Network Corp., Class A	(860,310)
(73,154)	DSW, Inc., Class A	(1,643,039)
(40,200)	eBay, Inc.	(788,322)
(29,100)	Emeritus Corp.	(474,621)
(41,887)	Empire Resorts, Inc.	(68,276)
(88,036)	Equinix, Inc.	(7,150,284)
(3,281)	Euronet Worldwide, Inc.	(41,964)
(567,302)	Finisar Corp.	(8,452,800)
(573,190)	Ford Motor Co.	(5,777,755)
(118,076)	Gaylord Entertainment Co.	(2,608,299)
(25,600)	Genuine Parts Co.	(1,009,920)
(89,567)	Group 1 Automotive, Inc.	(2,107,511)
(57,600)	H&R Block, Inc.	(903,744)
(388,882)	Hertz Global Holdings, Inc.	(3,678,824)
(30,600)	Hewitt Associates, Inc., Class A	(1,054,476)
(31,400)	hhgregg, Inc.	(732,248)
(62,300)	Iconix Brand Group, Inc.	(895,251)
(57,000)	International Game Technology	(894,900)
(274,780)	Jakks Pacific, Inc.	(3,951,336)
(19,100)	JC Penney Co., Inc.	(410,268)
(20,400)	Kohl's Corp.	(969,000)
(20,500)	Lamar Advertising Co., Class A	(502,660)
(26,000)	Landauer, Inc.	(1,582,880)
(32,000)	Las Vegas Sands Corp.	(708,480)
(5,922)	Lennar Corp.	(82,375)
(23,000)	Marriott International, Inc., Class A	(688,620)
(26,800)	MDC Holdings, Inc.	(722,260)
(126,582)	MGM Resorts International	(1,220,250)
(96,600)	Mobile Mini, Inc.	(1,572,648)
(15,700)	Monro Muffler Brake, Inc.	(620,621)
(50,698)	Navistar International Corp.	(2,492,821)
(5,800)	NIKE, Inc., Class B	(391,790)
(97,000)	Office Depot, Inc.	(391,880)
(42,700)	O'Reilly Automotive, Inc.	(2,030,812)
(100,400)	Orient-Express Hotels, Ltd., Class A	(742,960)
(53,200)	PACCAR, Inc.	(2,121,084)
(5,320)	priceline.com, Inc.	(939,193)
(50,300)	Rackspace Hosting, Inc.	(922,502)
(427,516)	Regis Corp.	(6,656,424)
(70,300)	Saks, Inc.	(533,577)
(301,153)	Sonic Automotive, Inc., Class A	(2,577,870)
(37,900)	Staples, Inc.	(721,995)
(36,400)	Starbucks Corp.	(884,520)
(154,900)	Steelcase, Inc., Class A	(1,200,475)
(30,000)	The McGraw-Hill Cos., Inc.	(844,200)
(94,200)	The Walt Disney Co.	(2,967,300)
(695,712)	Titan International, Inc.	(6,936,249)
(66,900)	TiVo, Inc.	(493,722)
(122,100)	Total System Services, Inc.	(1,660,560)
(102,800)	TRW Automotive Holdings Corp.	(2,834,196)
(46,400)	Vail Resorts, Inc.	(1,619,824)
(4,498)	Viacom, Inc., Class B	(141,102)
(29,400)	Watsco, Inc.	(1,702,848)
(46,400)	Weight Watchers International, Inc.	(1,192,016)
(9,000)	Wynn Resorts, Ltd.	(686,430)
(29,000)	Yum! Brands, Inc.	(1,132,160)
		(116,881,122)

Consumer Staples - (1.1)%
(33,300)	Alberto-Culver Co.	(902,097)
(36,900)	Auxilium Pharmaceuticals, Inc.	(867,150)
(25,500)	Avon Products, Inc.	(675,750)
(19,567)	Bunge, Ltd.	(962,501)
(26,180)	Central European Distribution Corp.	(559,728)
(36,667)	Chiquita Brands International, Inc.	(445,504)
(73,900)	Dean Foods Co.	(744,173)
(59,242)	Dole Food Co., Inc.	(617,894)
(42,900)	Flowers Foods, Inc.	(1,048,047)
(2,700)	Furiex Pharmaceuticals, Inc.	(27,432)
(57,600)	Genoptix, Inc.	(990,720)
(21,700)	Genzyme Corp.	(1,101,709)
(39,600)	Green Mountain Coffee Roasters, Inc.	(1,017,720)
(27,700)	Hansen Natural Corp.	(1,083,347)
(31,900)	Human Genome Sciences, Inc.	(722,854)
(2,100)	Intuitive Surgical, Inc.	(662,802)
(16,600)	Kimberly-Clark Corp.	(1,006,458)
(42,800)	Masimo Corp.	(1,019,068)
(16,900)	Mednax, Inc.	(939,809)
(28,700)	Peet's Coffee & Tea, Inc.	(1,127,049)
(21,900)	ResMed, Inc.	(1,331,739)
(69,700)	Ritchie Bros. Auctioneers, Inc.	(1,269,934)
(86,154)	Smithfield Foods, Inc.	(1,283,695)
(6,100)	Spartan Stores, Inc.	(83,692)
(25,700)	The Estee Lauder Cos., Inc.	(1,432,261)
(46,500)	The Hain Celestial Group, Inc.	(937,905)
(9,500)	The Kroger Co.	(187,055)
(21,700)	Thoratec Corp.	(927,241)
(44,400)	Tootsie Roll Industries, Inc.	(1,050,060)
(86,371)	Tyson Foods, Inc., Class A	(1,415,621)
(3,700)	Wal-Mart Stores, Inc.	(177,859)
(38,800)	Whole Foods Market, Inc.	(1,397,576)
		(28,016,450)

Energy - (1.7)%
(29,800)	Anadarko Petroleum Corp.	(1,075,482)
(167,238)	BPZ Resources, Inc.	(694,038)
(61,800)	Cameron International Corp.	(2,009,736)
(13,937)	Chesapeake Energy Corp.	(291,980)
(19,400)	Contango Oil & Gas Co.	(868,150)
(264,900)	Covanta Holding Corp.	(4,394,691)
(40,600)	Dresser-Rand Group, Inc.	(1,280,930)
(22,600)	EOG Resources, Inc.	(2,223,162)
(160,372)	Exterran Holdings, Inc.	(4,139,201)
(12,500)	First Solar, Inc.	(1,422,875)
(52,400)	Forest Oil Corp.	(1,433,664)
(10,509)	Global Industries, Ltd.	(47,185)
(10,796)	GMX Resources, Inc.	(70,066)
(66,141)	Goodrich Petroleum Corp.	(793,692)
(768,454)	International Coal Group, Inc.	(2,958,548)
(37,888)	James River Coal Co.	(603,177)
(24,200)	Oneok, Inc.	(1,046,650)
(47,300)	Patriot Coal Corp.	(555,775)
(18,700)	Penn Virginia Corp.	(376,057)
(90,400)	Petrohawk Energy Corp.	(1,534,088)
(15,946)	Pioneer Natural Resources Co.	(947,990)
(69,700)	Plains Exploration & Production Co.	(1,436,517)
(35,900)	Pride International, Inc.	(802,006)
(54,300)	Range Resources Corp.	(2,180,145)
(32,644)	SandRidge Energy, Inc.	(190,315)
(54,000)	Spectra Energy Corp.	(1,083,780)
(61,300)	TransCanada Corp.	(2,049,259)
(25,900)	Transocean, Ltd.	(1,199,947)
(99,600)	Weatherford International, Ltd.	(1,308,744)
(58,342)	Western Refining, Inc.	(293,460)
(43,329)	Whiting Petroleum Corp.	(3,397,860)
		(42,709,170)

Financial - (3.3)%
(11,445)	Affiliated Managers Group, Inc.	(695,513)
(29,387)	Alexandria Real Estate Equities, Inc. REIT	(1,862,254)
(9,971)	AmeriCredit Corp.	(181,672)
(29,071)	Annaly Capital Management, Inc. REIT	(498,568)
(27,500)	AON Corp.	(1,020,800)
(31,500)	Arthur J. Gallagher & Co.	(767,970)
(61,400)	Aspen Insurance Holdings, Ltd.	(1,519,036)
(183,100)	Associated Banc-Corp.	(2,244,806)
(61,227)	Bank of America Corp.	(879,832)
(17,500)	Capital One Financial Corp.	(705,250)
(18,300)	Capitol Federal Financial	(606,828)
(139,400)	Cathay General Bancorp	(1,440,002)
(55,707)	CBIZ, Inc.	(354,296)
(48,700)	Cincinnati Financial Corp.	(1,259,869)
(141,585)	Cousins Properties, Inc. REIT	(954,283)
(94,400)	Developers Diversified Realty Corp. REIT	(934,560)
(78,100)	Discover Financial Services	(1,091,838)
(101,119)	First Horizon National Corp.	(1,157,813)
(146,300)	First Industrial Realty Trust, Inc. REIT	(705,166)
(82,200)	FirstMerit Corp.	(1,408,086)
(105,261)	Forest City Enterprises, Inc., Class A	(1,191,554)
(60,900)	Genworth Financial, Inc.	(795,963)
(59,700)	Glacier Bancorp, Inc.	(875,799)
(614,600)	Gleacher & Co., Inc.	(1,567,230)
(57,700)	Global Payments, Inc.	(2,108,358)
(18,255)	Hartford Financial Services Group, Inc.	(403,983)
(184,200)	Hilltop Holdings, Inc.	(1,843,842)
(26,600)	Hospitality Properties Trust REIT	(561,260)
(39,300)	Iberiabank Corp.	(2,023,164)
(97,700)	Inland Real Estate Corp. REIT	(773,784)
(74,800)	Interactive Brokers Group, Inc., Class A	(1,241,680)
(233,800)	Investors Real Estate Trust REIT	(2,064,454)
(132,916)	KeyCorp	(1,022,124)
(36,100)	Kilroy Realty Corp. REIT	(1,073,253)
(46,100)	Kimco Realty Corp. REIT	(619,584)
(119,078)	KKR Financial Holdings, LLC	(888,322)
(28,500)	Lazard, Ltd., Class A	(761,235)
(44,500)	Leucadia National Corp.	(868,195)
(35,000)	Lincoln National Corp.	(850,150)
(50,100)	Marsh & McLennan Cos., Inc.	(1,129,755)
(65,700)	MB Financial, Inc.	(1,208,223)
(237,997)	MF Global Holdings, Ltd.	(1,358,963)
(90,192)	MGIC Investment Corp.	(621,423)
(41,100)	Moody's Corp.	(818,712)
(29,900)	Morgan Stanley	(693,979)
(20,800)	Morningstar, Inc.	(884,416)
(31,000)	National Financial Partners Corp.	(302,870)
(56,000)	New York Community Bancorp, Inc.	(855,120)
(18,900)	Northern Trust Corp.	(882,630)
(59,500)	Old Republic International Corp.	(721,735)
(75,900)	OneBeacon Insurance Group, Ltd., Class A	(1,086,888)
(40,600)	PacWest Bancorp	(743,386)
(42,700)	Paychex, Inc.	(1,108,919)
(96,600)	People's United Financial, Inc.	(1,304,100)
(142,200)	Pinnacle Financial Partners, Inc.	(1,827,270)
(41,300)	Principal Financial Group, Inc.	(968,072)
(118,300)	PrivateBancorp, Inc.	(1,310,764)
(106,300)	Ramco-Gershenson Properties Trust REIT	(1,073,630)
(124,200)	Regions Financial Corp.	(817,236)
(41,800)	Simmons First National Corp., Class A	(1,097,668)
(13,700)	SL Green Realty Corp. REIT	(754,048)
(65,644)	SLM Corp.	(682,041)
(366,200)	Sterling Bancshares, Inc.	(1,724,802)
(23,650)	Stifel Financial Corp.	(1,026,173)
(38,200)	SunTrust Banks, Inc.	(890,060)
(450,400)	Synovus Financial Corp.	(1,144,016)
(60,400)	TD Ameritrade Holding Corp.	(924,120)
(7,700)	The Goldman Sachs Group, Inc.	(1,010,779)
(39,457)	The PMI Group, Inc.	(114,031)
(42,100)	Transatlantic Holdings, Inc.	(2,019,116)
(98,100)	Umpqua Holdings Corp.	(1,126,188)
(178,400)	United Community Banks, Inc.	(704,680)
(33,405)	Valley National Bancorp	(454,976)
(74,500)	Washington Federal, Inc.	(1,205,410)
(3,700)	Wesco Financial Corp.	(1,195,840)
(101,900)	Western Alliance Bancorp	(730,623)
(187,200)	Whitney Holding Corp.	(1,731,600)
(30,800)	Willis Group Holdings PLC	(925,540)
(146,900)	Wilmington Trust Corp.	(1,629,121)
		(82,631,299)

Healthcare - (3.5)%
(402,557)	American Medical Systems Holdings, Inc.	(8,904,561)
(58,520)	Amylin Pharmaceuticals, Inc.	(1,100,176)
(54,800)	athenahealth, Inc.	(1,431,924)
(18,700)	Becton Dickinson and Co.	(1,264,494)
(287,590)	BioMarin Pharmaceutical, Inc.	(5,452,706)
(253,600)	Biovail Corp.	(4,879,264)
(14,300)	Cerner Corp.	(1,085,227)
(41,200)	Covance, Inc.	(2,114,384)
(104,940)	Cubist Pharmaceuticals, Inc.	(2,161,764)
(17,500)	Dendreon Corp.	(565,775)
(42,800)	Edwards Lifesciences Corp.	(2,397,656)
(150,400)	Endo Pharmaceuticals Holdings, Inc.	(3,281,728)
(25,700)	Gen-Probe, Inc.	(1,167,294)
(3,200)	Gilead Sciences, Inc.	(109,696)
(29,184)	Greatbatch, Inc.	(651,095)
(78,085)	Healthsouth Corp.	(1,460,970)
(19,400)	HMS Holdings Corp.	(1,051,868)
(17,489)	Hologic, Inc.	(243,622)
(26,800)	Illumina, Inc.	(1,166,604)
(95,900)	Immunogen, Inc.	(888,993)
(99,500)	Incyte Corp., Ltd.	(1,101,465)
(163,373)	Insulet Corp.	(2,458,764)
(34,324)	Invacare Corp.	(711,880)
(59,062)	Inverness Medical Innovations, Inc.	(1,574,593)
(88,278)	Isis Pharmaceuticals, Inc.	(844,820)
(119,227)	Kinetic Concepts, Inc.	(4,352,978)
(9,071)	King Pharmaceuticals, Inc.	(68,849)
(24,059)	LifePoint Hospitals, Inc.	(755,453)
(19,200)	Luminex Corp.	(311,424)
(29,676)	Molina Healthcare, Inc.	(854,669)
(385,414)	Mylan, Inc.	(6,567,454)
(40,300)	Myriad Genetics, Inc.	(602,485)
(21,543)	Nektar Therapeutics	(260,670)
(35,100)	NuVasive, Inc.	(1,244,646)
(43,718)	Omnicare, Inc.	(1,036,117)
(37,200)	Patterson Cos., Inc.	(1,061,316)
(190,299)	PDL BioPharma, Inc.	(1,069,480)
(36,600)	Pharmaceutical Product Development, Inc.	(930,006)
(145,400)	PSS World Medical, Inc.	(3,075,210)
(91,800)	Qiagen NV	(1,764,396)
(36,226)	SonoSite, Inc.	(982,087)
(27,100)	STERIS Corp.	(842,268)
(20,900)	Stryker Corp.	(1,046,254)
(10,400)	The Cooper Cos., Inc.	(413,816)
(127,503)	Theravance, Inc.	(1,602,713)
(89,900)	VCA Antech, Inc.	(2,225,924)
(31,300)	Vertex Pharmaceuticals, Inc.	(1,029,770)
(238,816)	Viropharma, Inc.	(2,677,127)
(89,000)	Vivus, Inc.	(854,400)
(30,877)	West Pharmaceutical Services, Inc.	(1,126,702)
(104,870)	Wright Medical Group, Inc.	(1,741,891)
(93,400)	XenoPort, Inc.	(916,254)
		(87,485,682)

Industrial - (3.2)%
(63,013)	AAR Corp.	(1,054,838)
(36,400)	Aecom Technology Corp.	(839,384)
(60,900)	Aerovironment, Inc.	(1,323,357)
(616,072)	AirTran Holdings, Inc.	(2,987,949)
(38,000)	Albany International Corp.	(615,220)
(13,100)	American Science & Engineering, Inc.	(998,351)
(37,500)	American Superconductor Corp.	(1,000,875)
(180,829)	AMR Corp.	(1,226,021)
(22,100)	Bristow Group, Inc.	(649,740)
(31,500)	Caterpillar, Inc.	(1,892,205)
(358,571)	Cemex SAB de CV, ADR	(3,467,382)
(18,300)	CH Robinson Worldwide, Inc.	(1,018,578)
(34,000)	Clean Harbors, Inc.	(2,257,940)
(37,300)	Commercial Metals Co.	(493,106)
(41,100)	Con-way, Inc.	(1,233,822)
(48,100)	Danaher Corp.	(1,785,472)
(12,600)	Deere & Co.	(701,568)
(62,405)	DryShips, Inc.	(222,786)
(38,300)	Eagle Materials, Inc.	(993,119)
(146,700)	Energy Recovery, Inc.	(586,800)
(16,820)	EnerSys	(359,443)
(72,477)	FEI Co.	(1,428,522)
(23,600)	Fluor Corp.	(1,003,000)
(13,000)	GATX Corp.	(346,840)
(54,909)	GenCorp, Inc.	(240,501)
(118,400)	General Electric Co.	(1,707,328)
(11,800)	Genesee & Wyoming, Inc.	(440,258)
(14,700)	Goodrich Corp.	(973,875)
(27,300)	Gulfmark Offshore, Inc.	(715,260)
(20,400)	Honeywell International, Inc.	(796,212)
(361,802)	Ingersoll-Rand PLC	(12,478,551)
(22,400)	Jacobs Engineering Group, Inc.	(816,256)
(33,881)	Kansas City Southern	(1,231,574)
(22,300)	Kennametal, Inc.	(567,089)
(25,600)	Lennox International, Inc.	(1,064,192)
(21,600)	Manpower, Inc.	(932,688)
(17,500)	Martin Marietta Materials, Inc.	(1,484,175)
(30,400)	Matthews International Corp., Class A	(890,112)
(31,200)	Mine Safety Appliances Co.	(773,136)
(20,000)	Moog, Inc., Class A	(644,600)
(32,300)	National Instruments Corp.	(1,026,494)
(24,500)	OSI Systems, Inc.	(680,365)
(29,900)	Overseas Shipholding Group, Inc.	(1,107,496)
(33,976)	Owens-Illinois, Inc.	(898,665)
(24,600)	Pall Corp.	(845,502)
(16,859)	PHH Corp.	(320,995)
(21,500)	Resources Connection, Inc.	(292,400)
(55,600)	Roper Industries, Inc.	(3,111,376)
(31,300)	RTI International Metals, Inc.	(754,643)
(151,500)	SAIC, Inc.	(2,536,110)
(19,900)	Stericycle, Inc.	(1,305,042)
(101,400)	SuccessFactors, Inc.	(2,108,106)
(23,502)	SunPower Corp., Class A	(284,374)
(20,800)	Terex Corp.	(389,792)
(17,200)	The Boeing Co.	(1,079,300)
(44,000)	The Brink's Co.	(837,320)
(19,600)	Tidewater, Inc.	(758,912)
(25,500)	Towers Watson & Co., Class A	(990,675)
(11,000)	TransDigm Group, Inc.	(561,330)
(45,800)	Trimble Navigation, Ltd.	(1,282,400)
(31,315)	Trinity Industries, Inc.	(554,902)
(29,400)	Wabtec Corp.	(1,172,766)
(74,600)	Waste Management, Inc.	(2,334,234)
(17,600)	Waters Corp.	(1,138,720)
(40,100)	Zebra Technologies Corp., Class A	(1,017,337)
		(81,631,381)

Information Technology - (3.3)%
(36,400)	3PAR, Inc.	(338,884)
(36,000)	Analog Devices, Inc.	(1,002,960)
(3,600)	Apple, Inc.	(905,508)
(37,800)	ArcSight, Inc.	(846,342)
(39,500)	Argon ST, Inc.	(1,354,455)
(62,600)	Automatic Data Processing, Inc.	(2,520,276)
(35,300)	Broadcom Corp., Class A	(1,163,841)
(59,100)	CA, Inc.	(1,087,440)
(79,198)	CACI International, Inc., Class A	(3,364,331)
(403,900)	Cadence Design Systems, Inc.	(2,338,581)
(18,900)	Cognizant Technology Solutions Corp., Class A	(946,134)
(119,700)	Compellent Technologies, Inc.	(1,450,764)
(21,200)	Computer Programs and Systems, Inc.	(867,504)
(62,900)	Concur Technologies, Inc.	(2,684,572)
(60,500)	Constant Contact, Inc.	(1,290,465)
(11,200)	Cree, Inc.	(672,336)
(6,221)	CSG Systems International, Inc.	(114,031)
(60,800)	Dell, Inc.	(733,248)
(43,100)	Digital River, Inc.	(1,030,521)
(388,503)	Earthlink, Inc.	(3,092,484)
(106,600)	Electronic Arts, Inc.	(1,535,040)
(24,400)	IHS, Inc., Class A	(1,425,448)
(105,433)	Informatica Corp.	(2,517,740)
(42,900)	Linear Technology Corp.	(1,193,049)
(53,300)	Marvell Technology Group, Ltd.	(840,008)
(32,500)	Maxwell Technologies, Inc.	(370,500)
(30,300)	McAfee, Inc.	(930,816)
(52,600)	MedAssets, Inc.	(1,214,008)
(43,804)	Mentor Graphics Corp.	(387,665)
(65,000)	Microchip Technology, Inc.	(1,803,100)
(163,175)	Micron Technology, Inc.	(1,385,356)
(9,714)	Microsoft Corp.	(223,519)
(49,200)	National Semiconductor Corp.	(662,232)
(22,900)	NetApp, Inc.	(854,399)
(5,400)	Netease.com, ADR	(171,234)
(97,500)	Netezza Corp.	(1,333,800)
(15,500)	NetSuite, Inc.	(195,920)
(107,856)	Nuance Communications, Inc.	(1,612,447)
(798,960)	ON Semiconductor Corp.	(5,097,365)
(21,600)	Pegasystems, Inc.	(693,576)
(5,800)	Quality Systems, Inc.	(336,342)
(116,781)	Radisys Corp.	(1,111,755)
(179,606)	Rambus, Inc.	(3,146,697)
(2,600)	Research In Motion, Ltd.	(128,076)
(4,138)	Rovi Corp.	(156,872)
(22,300)	Salesforce.com, Inc.	(1,913,786)
(13,815)	SanDisk Corp.	(581,197)
(49,200)	SEI Investments Co.	(1,001,712)
(102,107)	Symantec Corp.	(1,417,245)
(90,000)	SYNNEX Corp.	(2,305,800)
(545,545)	Take-Two Interactive Software, Inc.	(4,909,905)
(155,074)	THQ, Inc.	(669,920)
(62,200)	Ultimate Software Group, Inc.	(2,043,892)
(36,400)	Varian Semiconductor Equipment Associates, Inc.	(1,043,224)
(175,754)	Veeco Instruments, Inc.	(6,024,847)
(74,915)	Verigy, Ltd.	(651,011)
(54,912)	VeriSign, Inc.	(1,457,914)
(11,200)	VMware, Inc., Class A	(701,008)
(86,900)	Xilinx, Inc.	(2,195,094)
		(84,048,196)

Materials - (1.3)%
(109,000)	AK Steel Holding Corp.	(1,299,280)
(86,100)	Alcoa, Inc.	(866,166)
(75,000)	Avery Dennison Corp.	(2,409,750)
(53,400)	Balchem Corp.	(1,335,000)
(17,400)	Compass Minerals International, Inc.	(1,222,872)
(13,600)	Deltic Timber Corp.	(568,480)
(22,000)	Ecolab, Inc.	(988,020)
(65,659)	Goldcorp, Inc.	(2,879,147)
(29,400)	International Flavors & Fragrances, Inc.	(1,247,148)
(57,000)	International Paper Co.	(1,289,910)
(18,400)	Intrepid Potash, Inc.	(360,088)
(448,500)	Jaguar Mining, Inc.	(3,960,255)
(44,020)	Kaiser Aluminum Corp.	(1,526,173)
(24,900)	Nucor Corp.	(953,172)
(85,600)	PH Glatfelter Co.	(928,760)
(30,800)	Plum Creek Timber Co., Inc.	(1,063,524)
(10,500)	PPG Industries, Inc.	(634,305)
(25,400)	Rayonier, Inc. REIT	(1,118,108)
(23,200)	Royal Gold, Inc.	(1,113,600)
(16,700)	Schweitzer-Mauduit International, Inc.	(842,515)
(32,300)	Sensient Technologies Corp.	(837,539)
(8,035)	Sterlite Industries India, Ltd., ADR	(114,419)
(54,100)	The Dow Chemical Co.	(1,283,252)
(18,300)	The Mosaic Co.	(713,334)
(17,000)	The Sherwin-Williams Co.	(1,176,230)
(10,500)	United States Steel Corp.	(404,775)
(41,000)	Vulcan Materials Co.	(1,797,030)
		(32,932,852)

Telecommunication Services - (1.2)%
(90,232)	ADC Telecommunications, Inc.	(668,619)
(42,800)	ADTRAN, Inc.	(1,167,156)
(193,054)	Alaska Communications Systems Group, Inc.	(1,639,028)
(4,498)	CBS Corp., Class B	(58,159)
(203,497)	Ciena Corp.	(2,580,342)
(192,397)	CommScope, Inc.	(4,573,277)
(87,400)	Comtech Telecommunications Corp.	(2,615,882)
(32,400)	DigitalGlobe, Inc.	(852,120)
(40,800)	Juniper Networks, Inc.	(931,056)
(3,457)	Leap Wireless International, Inc.	(44,872)
(42,300)	Neutral Tandem, Inc.	(475,875)
(52,200)	SAVVIS, Inc.	(769,950)
(26,900)	Sina Corp.	(948,494)
(398,455)	Sirius XM Radio, Inc.	(378,333)
(34,600)	Sycamore Networks, Inc.	(575,052)
(191,200)	Terremark Worldwide, Inc.	(1,493,272)
(51,300)	Thomson Reuters Corp.	(1,838,079)
(51,082)	TW Telecom, Inc.	(852,048)
(350,920)	Virgin Media, Inc.	(5,856,855)
(55,738)	WebMD Health Corp.	(2,587,915)
		(30,906,384)

Utilities - (0.8)%
(19,600)	American Electric Power Co., Inc.	(633,080)
(92,000)	American Water Works Co., Inc.	(1,895,200)
(19,300)	Atmos Energy Corp.	(521,872)
(40,900)	Calpine Corp.	(520,248)
(30,000)	EnerNOC, Inc.	(943,200)
(40,000)	Hawaiian Electric Industries, Inc.	(911,200)
(35,200)	Integrys Energy Group, Inc.	(1,539,648)
(46,300)	NiSource, Inc.	(671,350)
(98,400)	Otter Tail Corp.	(1,902,072)
(101,000)	Pepco Holdings, Inc.	(1,583,680)
(26,300)	PICO Holdings, Inc.	(788,211)
(42,700)	PPL Corp.	(1,065,365)
(52,700)	Progress Energy, Inc.	(2,066,894)
(34,900)	Public Service Enterprise Group, Inc.	(1,093,417)
(68,200)	Southern Co.	(2,269,696)
(109,800)	The Empire District Electric Co.	(2,060,946)
(23,700)	Xcel Energy, Inc.	(488,457)
		(20,954,536)
Total Common Stock (Cost $(641,994,628))		(608,197,072)

Principal	Security Description	Rate	Maturity	Value

U.S. Treasury Securities - (0.9)%
$ (5,000,000)	U.S. Treasury Bond	4.63%	02/15/40	$ (5,621,095)
(300,000)	U.S. Treasury Note	3.63	08/15/19	(317,273)
(16,250,000)	U.S. Treasury Note	3.63	02/15/20	(17,171,684)
Total U.S. Treasury Securities (Cost $(21,491,536))				(23,110,052)

Shares	Security Description	Value

Investment Companies - (5.0)%

(61,800)	iShares MSCI Emerging Markets Index Fund	$ (2,306,376)
(366,620)	iShares Russell 2000 Index Fund	(22,393,149)
(21,000)	Materials Select Sector SPDR Fund	(595,560)
(303,915)	Powershares QQQ	(12,980,210)
(633,905)	SPDR S&P 500 ETF Trust	(65,431,674)
(21,000)	SPDR S&P Metals & Mining ETF	(959,490)
(171,680)	SPDR S&P MidCap 400 ETF Trust	(22,174,189)
Total Investment Companies (Cost $(135,786,919))		(126,840,648)
Total Short Positions - (Cost $(799,273,083))		$ (758,147,772)

ABSOLUTE STRATEGIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
JUNE 30, 2010 (Unaudited)

		Strike	Expiration
Contracts	Security Description	Price	Date	Value
Written Options - (0.7)%
Call Options Written - 0.0%
(300)	CarMax, Inc.	27.50	10/10	$ (6,000)
(180)	FedEx Corp.	95.00	01/10	(19,800)
(255)	Humana, Inc.	55.00	01/10	(131,325)
(21)	Intuitive Surgical, Inc.	430.00	01/10	(20,265)
(900)	iShares MSCI Emerging Markets Index Fund	50.00	01/10	(27,000)
(1,250)	Lowe's Cos., Inc.	27.00	10/10	(12,500)
(250)	Royal Caribbean Cruises, Ltd.	30.00	09/10	(11,250)
(1,900)	SPDR S&P 500 ETF Trust	130.00	12/10	(51,300)
(650)	The Bank of New York Mellon Corp.	40.00	01/10	(4,225)
(250)	The Boeing Co.	80.00	01/10	(43,250)
(160)	The Goldman Sachs Group, Inc.	160.00	01/10	(245,280)
(1,275)	Wells Fargo & Co.	45.00	01/10	(10,838)
(4,825)	Wells Fargo & Co.	40.00	01/10	(106,150)
(500)	Whole Foods Market, Inc.	50.00	01/10	(36,500)
Total Call Options Written (Premiums Received $(2,473,320))				(725,683)

Put Options Written - (0.7)%
(115)	Abbott Laboratories	50.00	01/10	(67,850)
(300)	American Eagle Outfitters, Inc.	15.00	01/10	(117,000)
(125)	American Express Co.	35.00	01/10	(44,375)
(17)	Apple, Inc.	180.00	01/10	(13,685)
(23)	Baxter International, Inc.	57.50	08/10	(38,410)
(110)	Baxter International, Inc.	50.00	01/10	(113,300)
(100)	Best Buy Co., Inc.	35.00	01/10	(45,000)
(140)	BP PLC, ADR	50.00	01/10	(302,400)
(130)	Chubb Corp.	50.00	01/10	(56,550)
(275)	Cisco Systems, Inc.	22.50	01/10	(72,875)
(1,150)	Citigroup, Inc.	4.00	01/10	(80,500)
(1,150)	Citigroup, Inc.	2.50	01/10	(16,100)
(250)	Comcast Corp.	17.50	01/10	(63,750)
(200)	Comcast Corp.	12.50	01/10	(13,500)
(75)	Costco Wholesale Corp.	57.50	07/10	(22,350)
(75)	Costco Wholesale Corp.	55.00	07/10	(9,825)
(175)	Costco Wholesale Corp.	60.00	01/10	(128,188)
(120)	Costco Wholesale Corp.	55.00	01/10	(52,800)
(245)	CVS Caremark Corp.	35.00	01/10	(169,662)
(450)	CVS Caremark Corp.	35.00	01/10	(366,750)
(70)	DeVry, Inc.	50.00	08/10	(17,850)
(60)	Dollar Tree, Inc.	30.00	08/10	(675)
(100)	Exxon Mobil Corp.	70.00	07/10	(123,000)
(100)	Exxon Mobil Corp.	65.00	01/10	(100,500)
(180)	FedEx Corp.	85.00	01/10	(302,400)
(30)	First Solar, Inc.	95.00	09/10	(13,770)
(15)	Google, Inc.	480.00	01/10	(88,500)
(1,275)	Humana, Inc.	30.00	01/10	(299,625)
(35)	International Business Machines Corp.	130.00	01/10	(47,775)
(34)	International Business Machines Corp.	130.00	01/10	(73,440)
(135)	International Business Machines Corp.	120.00	01/10	(222,210)
(150)	Johnson & Johnson	60.00	01/10	(70,500)
(250)	Johnson & Johnson	60.00	01/10	(206,250)
(110)	Joy Global, Inc.	40.00	01/10	(47,575)
(100)	JPMorgan Chase & Co.	45.00	01/10	(93,000)
(400)	Lowe's Cos., Inc.	22.50	01/10	(138,000)
(230)	McDonald's Corp.	65.00	01/10	(105,800)
(250)	Medtronic, Inc.	35.00	01/10	(76,250)
(430)	Medtronic, Inc.	45.00	01/10	(511,700)
(170)	Merck & Co., Inc.	40.00	01/10	(115,600)
(725)	Merck & Co., Inc.	30.00	01/10	(290,000)
(1,450)	Merck & Co., Inc.	25.00	01/10	(337,850)
(100)	Microsoft Corp.	30.00	01/10	(74,700)
(180)	Microsoft Corp.	27.50	01/10	(90,000)
(71)	Mohawk Industries	40.00	01/10	(27,690)
(250)	Monsanto Co.	55.00	01/10	(281,250)
(120)	PepsiCo, Inc.	65.00	01/10	(85,500)
(190)	PepsiCo, Inc.	62.50	01/10	(107,825)
(800)	Pfizer, Inc.	20.00	01/10	(492,000)
(500)	Pfizer, Inc.	17.50	01/10	(195,000)
(165)	Philip Morris International, Inc.	50.00	01/10	(111,375)
(100)	QUALCOMM, Inc.	40.00	01/10	(80,500)
(90)	Quest Diagnostics, Inc.	60.00	08/10	(91,800)
(100)	Ross Stores, Inc.	40.00	01/10	(13,250)
(560)	Royal Caribbean Cruises, Ltd.	25.00	01/10	(296,800)
(70)	Schlumberger, Ltd.	55.00	01/10	(49,700)
(2,475)	SPDR S&P 500 ETF Trust	105.00	03/10	(2,908,125)
(17,400)	SPDR S&P 500 ETF Trust	70.00	03/10	(4,263,000)
(100)	St. Jude Medical, Inc.	35.00	07/10	(4,500)
(1,600)	State Street Corp.	30.00	01/10	(776,000)
(325)	The Bank of New York Mellon Corp.	30.00	01/10	(205,562)
(200)	The Bank of New York Mellon Corp.	30.00	01/10	(162,000)
(250)	The Boeing Co.	65.00	01/10	(217,000)
(100)	The Boeing Co.	55.00	01/10	(47,000)
(115)	The Coca-Cola Co.	50.00	01/10	(44,275)
(28)	The Goldman Sachs Group, Inc.	150.00	01/10	(75,600)
(300)	The Procter & Gamble Co.	50.00	01/10	(51,900)
(100)	The St. Joe Co.	30.00	01/10	(77,500)
(100)	The St. Joe Co.	25.00	01/10	(42,500)
(430)	The Walt Disney Co.	30.00	07/10	(22,360)
(180)	Walgreen Co.	35.00	01/10	(161,100)
(965)	Wal-Mart Stores, Inc.	50.00	01/10	(424,600)
(500)	Wal-Mart Stores, Inc.	55.00	01/10	(492,500)
(160)	Waste Management, Inc.	32.50	07/10	(19,040)
(650)	Wells Fargo & Co.	30.00	01/10	(542,750)
(800)	Wells Fargo & Co.	25.00	01/10	(432,000)
Total Put Options Written (Premiums Received $(10,140,703))				(18,043,842)
Total Written Options - (0.7)% (Premiums Received $(12,614,023))				$ (18,769,525)

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (Unaudited)

ADR	American Depository Receipt
BKNT	Bank Note
ETF	Exchange Traded Fund
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited Liability Company
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	All or a portion of this security is held as collateral for securities sold short.
(b)	Non-income producing security.
(c)	Subject to call option written by the Fund.
(d)	Subject to put option written by the Fund.
(e)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $149,340,158 or 5.9% of net assets.
(f)	Variable rate security. Rate presented is as of June 30, 2010.
(g)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $8,359,208 or 0.3% of net assets.
(h)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2010.
(i)	Security is currently in default and is on scheduled interest or principal payment.
(j)	Zero coupon bond. Interest rate presented is yield to maturity.
(k)	Rate presented is yield to maturity.
(l)
Holders of Comdisco Holding Co., Inc. were issued contingent equity distribution rights pursuant to the Comdisco, Inc. First Amended Joint Plan of Reorganization. Accordingly, there is no associated strike price or expiration date.

A summary of outstanding credit default swap agreements held by the Fund at June 30, 2010, is as follows:

		Buy/Sell	Pays (Receives)	Termination	Notional	Net Unrealized
Counterparty	Reference Entity/Obligation	Protection	Rate	Date	Amount	Appreciation

Barclays	Index ABS CDS	Sell	0.09%	08/25/37	(2,375,783)	$ 250,358
Barclays	Index ABS CDS	Sell	0.76%	01/25/38	(2,385,730)	217,321
						$ 467,679

At June 30, 2010, the Fund held the following futures contracts:

			Notional	Net
		Expiration	Contract	Appreciation/
Contracts	Type	Date	Value	(Depreciation)
6	U.S. 5-year Note (CBT) Future	09/30/10	$ 702,584	$ 7,525
21	U.S. 10-year Note (CBT) Future	09/30/10	2,533,066	40,418
1	U.S. Long Bond (CBT) Future	09/30/10	124,452	3,048
(2)	3-Month Euro$ Future	09/13/10	(491,098)	(5,627)
(2)	3-Month Euro$ Future	12/13/10	(489,098)	(7,052)
(2)	3-Month Euro$ Future	03/14/11	(487,248)	(8,552)
(2)	3-Month Euro$ Future	06/13/11	(485,397)	(9,903)
(2)	3-Month Euro$ Future	09/19/11	(483,747)	(10,828)
(2)	3-Month Euro$ Future	12/19/11	(482,147)	(11,403)
(2)	3-Month Euro$ Future	03/19/12	(480,997)	(11,553)
(2)	3-Month Euro$ Future	06/18/12	(479,947)	(11,453)
(6,000)	S&P 500 Emini Future	09/17/10	(315,883,500)	7,933,500
(85)	U.S. 2-year Note (CBT) Future	09/30/10	(9,878,598)	(181,285)
(20)	U.S. 5-year Note (CBT) Future	09/30/10	(4,355,248)	(21,314)
(239)	U.S. 10-year Note (CBT) Future	09/30/10	(28,484,148)	(804,555)
(20)	U.S. Long Bond (CBT) Future	09/30/10	(2,447,500)	(102,500)
			$ (361,568,571)	$ 6,798,466

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$ 210,316,485
	Gross Unrealized Depreciation	(122,143,940)
	Net Unrealized Appreciation	$ 88,172,545

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value:
Common Stock
Consumer Discretionary	$ 181,094,561	$ -	$ -	$ 181,094,561
Consumer Staples	137,802,169	-	-	137,802,169
Energy	45,381,204	-	-	45,381,204
Financial	158,625,650	-	-	158,625,650
Healthcare	110,027,340	-	-	110,027,340
Industrial	85,130,635	-	-	85,130,635
Information Technology	87,660,846	-	-	87,660,846
Materials	23,223,088	-	-	23,223,088
Telecommunication Services	38,389,779	-	-	38,389,779
Utilities	19,126,579	-	-	19,126,579
Preferred Stock
Consumer Discretionary	11,472,153	-	-	11,472,153
Consumer Staples	708,470	-	-	708,470
Energy	5,728,722	-	-	5,728,722
Financial	11,363,335	-	-	11,363,335
Healthcare	7,040,361	-	-	7,040,361
Industrial	1,413,152	-	-	1,413,152
Utilities	948,948			948,948
Asset Backed Obligations		172,498,467	1,394,558	173,893,025
Corporate Convertible Bonds	-	445,784,950	6,705,550	452,490,500
Corporate Non-Convertible Bonds	-	75,881,870	259,100	76,140,970
Foreign Government Bonds	-	820,625	-	820,625
Interest-Only Bond	-	600,975	-	600,975
Municipal Bonds	-	770,275	-	770,275
Syndicated Loans	-	3,724,930	-	3,724,930
U.S. Government and Agency Obligations	-	96,694,524	-	96,694,524
Rights	17,625	-	-	17,625
Investment Companies	11,236,563	-	-	11,236,563
Commercial Paper	-	3,654,680	-	3,654,680
Purchased Options	36,833,010	-	-	36,833,010
Total Investments at Value	973,224,190	800,431,296	8,359,208	1,782,014,694
Other Financial Instruments**:
Credit Default Swaps	-	467,679	-	467,679
Futures	7,984,491	-	-	7,984,491
Total Assets	$ 981,208,681	$ 800,898,975	$ 8,359,208	$ 1,790,466,864

Liabilities
Securities Sold Short
Common Stock	$ (608,197,072)	$ -	$ -	$ (608,197,072)
U.S. Treasury Securities	-	(23,110,052)	-	(23,110,052)
Investment Companies	(126,840,648)	-	-	(126,840,648)
Total Securities Sold Short	(735,037,720)	(23,110,052)	-	(758,147,772)
Other Financial Instruments**:
Written Options	(18,769,525)	-	-	(18,769,525)
Futures	(1,186,025)	-	-	(1,186,025)
Total Liabilities	$ (754,993,270)	$ (23,110,052)	$ -	$ (778,103,322)

**  Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and credit default swaps, which are valued at the unrealized appreciation (depreciation) of the instrument.  Written options are reported at their market value at period end date.

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

	Asset Backed Obligations	Corporate Convertible Bonds	Corporate Non-Convertible Bonds	Total

Balance as of 03/31/10	$ -	$ 9,549,732	$ 27,814	$ 9,577,546
Accrued Accretion/(Amortization)	2,802	(277,457)	-	(274,655)
Realized Loss	-	(76,180)	-	(76,180)
Change in Unrealized Depreciation	(27,183)	(841,182)	-	(868,365)
Purchases	1,438,190	4,160,847	-	5,599,037
Sales	(19,251)	(873,590)	-	(892,841)
Transfers In / (Out)	-	(4,936,620)	231,286	(4,705,334)
Balance as of 6/30/10	$ 1,394,558	$ 6,705,550	$ 259,100	$ 8,359,208
Net change in unrealized depreciation from investments held as of 6/30/10***	$ (27,183)	$ (841,182)	$ -	$ (868,365)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

BECK, MACK & OLIVER GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (Unaudited)

Shares	Security Description			Value

Common Stock - 90.4%
	Australia - 1.5%
188,600	Foster's Group, Ltd.			$ 896,961
17,000	Santos, Ltd.			180,303
				1,077,264

	Belgium - 2.0%
6,000	Ackermans & van Haaren NV			372,358
25,100	Compagnie Nationale a Portefeuille			1,074,273
				1,446,631

	Bermuda - 6.1%
38,500	Axis Capital Holdings, Ltd.			1,144,220
34,300	Enstar Group, Ltd. (a)			2,278,892
16,950	RenaissanceRe Holdings, Ltd.			953,776
				4,376,888

	Brazil - 2.1%
98,645	BM&F BOVESPA SA			639,416
62,900	Redecard SA			888,963
				1,528,379

	Canada - 11.7%
16,100	Brookfield Asset Management, Inc., Class A			364,029
8,600	Canadian Natural Resources, Ltd.			285,414
11,000	Canadian Oil Sands Trust			278,888
11,300	Cenovus Energy, Inc.			291,427
52,196	EnCana Corp.			1,583,627
1,935	Fairfax Financial Holdings, Ltd.			717,324
522,450	Huntingdon Real Estate Investment Trust (a)			2,826,839
470,000	Petroamerica Oil Corp.(a)			141,280
8,100	Potash Corp. of Saskatchewan, Inc.			698,544
18,400	Suncor Energy, Inc.			541,696
113,000	Viterra, Inc. (a)			752,590
				8,481,658

	China - 1.0%
250,000	Alibaba.com, Ltd. (a)			500,199
406,000	Huaneng Power International, Inc., Class H			241,924
				742,123

	France - 5.6%
3,000	Accor SA (a)			140,322
5,622	Eurazeo			325,422
83,400	Sanofi-Aventis SA, ADR			2,507,004
8,000	Suez Environnement Co.			132,899
16,900	UbiSoft Entertainment SA (a)			127,944
41,700	Vivendi SA			857,444
				4,091,035

	Germany - 2.7%
14,700	Fresenius Medical Care AG & Co. KGaA, ADR			789,243
13,500	Gerresheimer AG (a)			432,687
5,775	Muenchener Rueckversicherungs AG			729,500
				1,951,430

	Hong Kong - 9.2%
124,300	Cheung Kong Holdings, Ltd.			1,443,029
5,000	Cheung Kong Infrastructure Holdings, Ltd.			18,589
450,000	Galaxy Entertainment Group, Ltd. (a)			245,027
83,000	Guoco Group, Ltd.			810,078
250,000	Hang Lung Properties, Ltd.			967,972
150,199	Henderson Land Development Co., Ltd.			887,279
33,600	Jardine Matheson Holdings, Ltd.			1,180,704
288,000	Value Partners Group, Ltd.			179,378
330,000	Wheelock & Co., Ltd.			940,811
				6,672,867

	Indonesia - 0.6%
12,100	PT Telekomunikasi Indonesia Tbk, ADR			414,183

	Japan - 4.4%
370	Japan Tobacco, Inc.			1,162,122
23,800	Tokio Marine Holdings, Inc.			633,123
12,000	Toyota Industries Corp.			308,228
57,100	Universal Entertainment Corp. (a)			1,055,267
				3,158,740

	Jordan - 1.1%
53,970	Arab Bank PLC			813,649

	Luxembourg - 1.5%
1,800	Millicom International Cellular SA			145,926
45,600	SES SA, FDR			954,366
				1,100,292

	Malaysia - 1.1%
372,000	Genting Bhd			818,113

	Mexico - 2.5%
6,400	Coca-Cola Femsa S.A.B. de C.V., ADR			400,576
23,100	Fomento Economico Mexicano S.A.B. de C.V., ADR			996,765
24,600	Grupo Televisa SA, ADR			428,286
				1,825,627

	Netherlands - 1.6%
31,800	Heineken Holding NV			1,168,543

	Philippines - 0.5%
2,900,000	Alliance Global Group, Inc. (a)			344,084

	Republic of South Korea - 7.6%
5,570	Doosan Corp.			508,243
14,820	KT&G Corp.			730,106
20,100	LG Corp.			1,085,628
1,028	Lotte Confectionery Co., Ltd.			1,072,617
1,460	POSCO			557,373
600	Samsung Electronics Co., Ltd.			380,044
9,130	SK Telecom Co., Ltd.			1,199,187
				5,533,198

	Sweden - 2.0%
41,400	Investor AB, Class A			647,759
70,700	Telefonaktiebolaget LM Ericsson, Class B			791,112
				1,438,871

	Switzerland - 7.4%
41,000	ABB, Ltd. (a)			721,594
8,500	Compagnie Financiere Richemont SA, Class A			299,276
1,900	Kuehne + Nagel International AG			197,078
50,620	Nestle SA			2,451,514
27,200	Novartis AG			1,327,383
4,960	Pargesa Holding SA			326,955
				5,323,800

	Taiwan - 3.9%
33,000	HTC Corp.			441,623
234,000	Taiwan Semiconductor Manufacturing Co., Ltd.			441,324
700,000	Uni-President Enterprises Corp.			775,563
1,790,000	United Microelectronics Corp. (a)			799,418
689,000	Yuanta Financial Holding Co., Ltd.			372,038
				2,829,966
	United Kingdom - 3.5%
45,600	Anglo American PLC, ADR (a)			785,688
26,300	British American Tobacco PLC			839,534
25,600	De La Rue PLC			362,409
8,970	Diageo PLC, ADR			562,778
				2,550,409
	United States - 10.8%
31,900	Baxter International, Inc.			1,296,416
600	CME Group, Inc.			168,930
14,000	Genzyme Corp. (a)			710,780
395	J.G. Boswell Co.			214,287
29,600	Leucadia National Corp. (a)			577,496
46,800	Liberty Media Corp. - Interactive, Class A (a)			491,400
62,000	Mirant Corp. (a)			654,720
6,700	Nalco Holding Co.			137,082
16,700	Newmont Mining Corp.			1,031,058
25,600	Philip Morris International, Inc.			1,173,504
21,000	QUALCOMM, Inc.			689,640
6,900	Tejon Ranch Co. (a)			159,252
22,000	The NASDAQ OMX Group, Inc. (a)			391,160
2,500	Waters Corp. (a)			161,750
				7,857,475
Total Common Stock (Cost $63,015,049)				65,545,225

Principal	Security Description	Rate	Maturity	Value

Foreign Bonds - 0.1%
	Canada - 0.1%
$ 75,000	Huntingdon Real Estate Investment Trust, Series C (b)	7.50%	03/31/12	$ 69,484
Total Foreign Bonds (Cost $66,859)				69,484

U.S. Treasury Securities - 2.1%
500,000	U.S. Treasury Inflation Index	1.88	07/15/13	628,322
400,000	U.S. Treasury Note	2.00	09/30/10	401,844
500,000	U.S. Treasury Note	1.13	01/15/12	504,824
Total U.S. Treasury Securities (Cost $1,491,208)				1,534,990
Total Investments - 92.6% (Cost $64,573,116)*				$ 67,149,699
Other Asset and Liabilities, Net - 7.4%				5,359,486
NET ASSETS - 100.0%				$ 72,509,185

ADR	American Depository Receipt
FDR	Fiduciary Depository Receipt
PLC	Public Limited Company

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $69,484 or 0.1% of net assets.

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation		$ 7,180,889
Gross Unrealized Depreciation		(4,604,306)
Net Unrealized Appreciation		$ 2,576,583

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

		Level 1	Level 2	Level 3	Total

	Investments at Value:
	Common Stock
	Australia	$ 1,077,264	$ -	$ -	$ 1,077,264
	Belgium	1,446,631	-	-	1,446,631
	Bermuda	4,376,888	-	-	4,376,888
	Brazil	1,528,379	-	-	1,528,379
	Canada	8,481,658	-	-	8,481,658
	China	742,123	-	-	742,123
	France	4,091,035	-	-	4,091,035
	Germany	1,951,430	-	-	1,951,430
	Hong Kong	6,672,867	-	-	6,672,867
	Indonesia	414,183	-	-	414,183
	Japan	3,158,740	-	-	3,158,740
	Jordan	813,649	-	-	813,649
	Luxembourg	1,100,292	-	-	1,100,292
	Malaysia	818,113	-	-	818,113
	Mexico	1,825,627	-	-	1,825,627
	Netherlands	1,168,543	-	-	1,168,543
	Philippines	344,084	-	-	344,084
	Republic of South Korea	5,533,198	-	-	5,533,198
	Sweden	1,438,871	-	-	1,438,871
	Switzerland	5,323,800	-	-	5,323,800
	Taiwan	2,829,966	-	-	2,829,966
	United Kingdom	2,550,409	-	-	2,550,409
	United States	7,857,475	-	-	7,857,475
	Foreign Bonds	-	69,484	-	69,484
	U.S. Treasury Securities	-	1,534,990	-	1,534,990
	Total Investments at Value	65,545,225	1,604,474	-	67,149,699

	Other Financial Instruments**:
	Forward Currency Contracts	-	566,473	-	566,473

	Total	$ 65,545,225	$ 2,170,947	$ -	$ 67,716,172

**Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

BECK, MACK & OLIVER PARTNERS FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (Unaudited)

Shares	Security Description			Value

Common Stock - 95.0%
	Energy - 20.2%
1,300	Cenovus Energy, Inc.			$ 33,527
17,428	ConocoPhillips			855,541
19,563	EnCana Corp.			593,541
2,900	Exxon Mobil Corp.			165,503
33,600	Noble Corp.			1,038,576
7,739	Schlumberger, Ltd.			428,276
26,890	The Williams Cos., Inc.			491,549
				3,606,513

	Financials - 24.3%
19,000	Axis Capital Holdings, Ltd.			564,680
2,450	Berkshire Hathaway, Inc., Class B (a)			195,241
28,779	Brookfield Asset Management, Inc., Class A			650,981
14,532	Enstar Group, Ltd. (a)			965,506
7,019	HCC Insurance Holdings, Inc.			173,790
6,847	Homefed Corp. (a)			165,355
32,763	Leucadia National Corp. (a)			639,206
14,284	PICO Holdings, Inc. (a)			428,092
9,800	RenaissanceRe Holdings, Ltd.			551,446
				4,334,297

	Healthcare - 25.7%
13,277	Abbott Laboratories			621,098
21,000	Baxter International, Inc.			853,440
5,150	Genzyme Corp. (a)			261,466
14,336	Johnson & Johnson			846,684
4,619	Laboratory Corp. of America Holdings (a)			348,042
26,352	Merck & Co., Inc.			921,530
33,800	Metabolix, Inc. (a)			483,678
3,924	Waters Corp. (a)			253,883
				4,589,821

	Industrials - 10.7%
27,185	Ceres Power Holdings PLC (a)			30,564
15,779	Dover Corp.			659,404
13,706	Fluor Corp.			582,505
11,246	Roper Industries, Inc.			629,326
				1,901,799

	Information Technology - 5.0%
12,558	Molex, Inc., Class A			194,021
21,013	QUALCOMM, Inc.			690,067
				884,088

	Materials - 5.8%
31,649	Nalco Holding Co.			647,539
4,600	Potash Corp. of Saskatchewan, Inc.			396,704
				1,044,243

	Telecommunication Services - 1.3%
206,049	Level 3 Communications, Inc. (a)			224,593

	Utilities - 2.0%
15,500	Brookfield Infrastructure Partners LP			245,985
11,352	Mirant Corp. (a)			119,877
				365,862
Total Common Stock (Cost $15,375,464)				16,951,216

Principal	Security Description	Rate	Maturity	Value

Corporate Non-Convertible Bond - 2.8%
$ 540,000	Level 3 Financing, Inc. (Cost $522,626)	9.25%	11/01/14	$ 492,750

Total Investments - 97.8% (Cost $15,898,090)*				$ 17,443,966
Other Asset and Liabilities, Net - 2.2%				388,032

NET ASSETS - 100.0%				$ 17,831,998

LP	Limited Partnership
PLC	Public Limited Company

(a)	Non-income producing security.

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation		$ 2,729,470
Gross Unrealized Depreciation		(1,183,594)
Net Unrealized Appreciation		$ 1,545,876

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

		Level 1	Level 2	Level 3	Total
	Investments at Value:
	Common Stock
	Energy	$ 3,606,513	$ -	$ -	$ 3,606,513
	Financials	4,334,297	-	-	4,334,297
	Healthcare	4,589,821	-	-	4,589,821
	Industrials	1,901,799	-	-	1,901,799
	Information Technology	884,088	-	-	884,088
	Materials	1,044,243	-	-	1,044,243
	Telecommunication Services	224,593	-	-	224,593
	Utilities	365,862	-	-	365,862
	Corporate Non-Convertible Bond	-	492,750	-	492,750
	Total Investments at Value	$ 16,951,216	$ 492,750	$ -	$ 17,443,966

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MERK ABSOLUTE RETURN CURRENCY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (Unaudited)

Principal	Security Description	Rate	Maturity	Value in USD

US Treasury Bills (a)(b) - 93.1%
$ 3,500,000	U.S. Treasury Bill	0.16%	07/22/10	$ 3,499,711
4,000,000	U.S. Treasury Bill	0.15	07/29/10	3,999,570
6,000,000	U.S. Treasury Bill	0.24	09/23/10	5,997,900
5,500,000	U.S. Treasury Bill	0.24	10/28/10	5,497,509
Total US Treasury Bills (Cost $18,991,494)				18,994,690

Total Investments - 93.1% Cost ($18,991,494)*				$ 18,994,690

Net Unrealized Gain on Forward Currency Contracts - 1.8%				374,775

Other Assets and Liabilities, Net - 5.1%				1,044,836
NET ASSETS - 100.0%				$ 20,414,301

(a) Rates shown are annualized yields at time of purchase.
(b) All or a portion of these securities are being held as collateral for forward currency contracts.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation		$ 3,196
Gross Unrealized Depreciation		-
Net Unrealized Appreciation		$ 3,196

As of June 30, 2010, the Merk Absolute Return Currency Fund had the following currency contracts outstanding:

Contracts to Purchase (Sell)	Contract Value	Settlement Date	Unrealized Gain	Unrealized Loss
6,310,000 Australian Dollar	$ 5,403,468	07/16/10	$ -	$ (102,390)
640,000 Australian Dollar	547,476	07/16/10	-	(9,807)
70,000 Australian Dollar	61,466	07/16/10	-	(2,659)
50,000 Australian Dollar	43,530	07/16/10	-	(1,524)
(50,000) Australian Dollar	(44,033)	07/16/10	2,027	-
(130,000) Australian Dollar	(111,267)	07/16/10	2,053	-
(3,600,000) Australian Dollar	(2,984,076)	07/16/10	-	(40,311)
4,485,000 Canadian Dollar	4,357,089	07/16/10	-	(144,463)
750,000 Canadian Dollar	713,841	07/16/10	-	(9,389)
60,000 Canadian Dollar	58,336	07/16/10	-	(1,979)
50,000 Canadian Dollar	49,099	07/16/10	-	(2,136)
(70,000) Canadian Dollar	(66,698)	07/16/10	949	-
(80,000) Canadian Dollar	(77,942)	07/16/10	2,801	-
(100,000) Canadian Dollar	(97,118)	07/16/10	3,191	-
(260,000) Canadian Dollar	(251,420)	07/16/10	7,210	-
(540,000) Canadian Dollar	(524,430)	07/16/10	17,224	-
4,575,000 Euro	5,621,385	07/16/10	-	(26,406)
105,000 Euro	129,025	07/16/10	-	(616)
50,000 Euro	61,340	07/16/10	-	(193)
(70,000) Euro	(85,950)	07/16/10	344	-
(650,000) Euro	(790,375)	07/16/10	-	(4,540)
(6,280,000) Euro	(7,716,198)	07/16/10	36,096	-
526,200,000 Japanese Yen	5,769,123	07/16/10	183,897	-
525,000,000 Japanese Yen	5,755,967	07/16/10	183,477	-
66,000,000 Japanese Yen	725,543	07/16/10	21,130	-
6,500,000 Japanese Yen	71,871	07/16/10	1,665	-
5,500,000 Japanese Yen	60,639	07/16/10	1,583	-
(4,200,000) Japanese Yen	(45,522)	07/16/10	-	(1,994)
(5,000,000) Japanese Yen	(54,358)	07/16/10	-	(2,208)
(6,300,000) Japanese Yen	(68,605)	07/16/10	-	(2,669)
(103,700,000) Japanese Yen	(1,137,394)	07/16/10	-	(35,787)
(113,000,000) Japanese Yen	(1,240,220)	07/16/10	-	(38,175)
(444,300,000) Japanese Yen	(4,872,619)	07/16/10	-	(153,848)
5,500,000 New Zealand Dollar	3,693,607	07/16/10	74,531	-
3,550,000 New Zealand Dollar	2,459,745	07/16/10	-	(27,583)
3,030,000 New Zealand Dollar	2,103,196	07/16/10	-	(27,294)
500,000 New Zealand Dollar	346,552	07/16/10	-	(3,994)
80,000 New Zealand Dollar	56,707	07/16/10	-	(1,898)
(100,000) New Zealand Dollar	(71,273)	07/16/10	2,762	-
(9,380,000) New Zealand Dollar	(6,506,193)	07/16/10	79,805	-
27,000,000 Norwegian Krone	4,219,190	07/16/10	-	(73,804)
4,800,000 Norwegian Krone	749,317	07/16/10	-	(12,360)
300,000 Norwegian Krone	46,912	07/16/10	-	(852)
(400,000) Norwegian Krone	(61,760)	07/16/10	347	-
(5,200,000) Norwegian Krone	(794,312)	07/16/10	-	(4,059)
(41,800,000) Norwegian Krone	(6,530,399)	07/16/10	112,728	-
2,350,000 Pounds Sterling	3,476,701	07/16/10	34,397	-
500,000 Pounds Sterling	733,426	07/16/10	13,616	-
160,000 Pounds Sterling	236,472	07/16/10	2,581	-
60,000 Pounds Sterling	87,690	07/16/10	1,955	-
40,000 Pounds Sterling	59,316	07/16/10	447	-
(40,000) Pounds Sterling	(59,303)	07/16/10	-	(460)
(1,700,000) Pounds Sterling	(2,475,552)	07/16/10	-	(64,391)
(3,110,000) Pounds Sterling	(4,601,914)	07/16/10	-	(44,687)
43,600,000 Swedish Krona	5,584,354	07/16/10	7,247	-
40,000,000 Swedish Krona	5,125,821	07/16/10	4,089	-
400,000 Swedish Krona	52,092	07/16/10		(793)
(400,000) Swedish Krona	(51,566)	07/16/10	267	-
(16,450,000) Swedish Krona	(2,104,131)	07/16/10	-	(5,544)
(30,000,000) Swedish Krona	(3,837,137)	07/16/10	-	(10,295)
(58,000,000) Swedish Krona	(7,333,551)	07/16/10	-	(104,818)
10,200,000 Swiss Franc	8,757,485	07/16/10	708,141	-
5,230,000 Swiss Franc	4,607,528	07/16/10	245,926
5,000,000 Swiss Franc	4,404,902	07/16/10	235,111	-
1,900,000 Swiss Franc	1,665,145	07/16/10	98,060	-
100,000 Swiss Franc	90,384	07/16/10	2,417	-
100,000 Swiss Franc	88,129	07/16/10	4,671	-
80,000 Swiss Franc	72,326	07/16/10	1,914	-
(50,000) Swiss Franc	(43,135)	07/16/10	-	(3,266)
(70,000) Swiss Franc	(60,632)	07/16/10	-	(4,328)
(130,000) Swiss Franc	(114,510)	07/16/10	-	(6,130)
(7,670,000) Swiss Franc	(6,754,478)	07/16/10	-	(363,301)
(8,000,000) Swiss Franc	(7,045,088)	07/16/10	-	(378,933)

Unrealized gain (loss) on forward currency contracts			$ 2,094,659	$ (1,719,884)

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010:

Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$ -	$ -
Level 2 - Other Significant Observable Inputs	18,994,690	374,775
Level 3 - Significant Unobservable Inputs	-	-
Total Investments	$ 18,994,690	$ 374,775

** Other Financial Instruments include forward currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Level 2 inputs in the Investments in Securities column displayed in this table are U.S. Treasury Bills.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MERK ASIAN CURRENCY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (Unaudited)

Principal	Security Description	Rate	Maturity	Value in USD

U.S. Treasury Bills (a) (b) - 97.9%
$ 9,000,000	U.S. Treasury Bill	0.13%	07/15/10	$ 8,999,493
12,000,000	U.S. Treasury Bill	0.14	07/29/10	11,998,711
13,000,000	U.S. Treasury Bill	0.19	08/26/10	12,998,008
8,000,000	U.S. Treasury Bill	0.24	09/23/10	7,997,200
11,500,000	U.S. Treasury Bill	0.24	10/28/10	11,494,790
11,000,000	U.S. Treasury Bill	0.23	11/18/10	10,992,509
11,500,000	U.S. Treasury Bill	0.15	12/16/10	11,489,535
Total U.S. Treasury Bills (Cost $75,962,950)				75,970,246

Total Investments - 97.9% Cost ($75,962,950)*				$ 75,970,246

Net Unrealized Loss on Forward Currency Contracts - (0.6)%				$ (499,337)

Other Assets and Liabilities, Net - 2.7%				2,091,852
NET ASSETS - 100.0%				$ 77,562,761

(a) Rates shown are annualized yields at time of purchase.
(b) All or a portion of these securities are being held as collateral for forward currency contracts.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation		$9,792
Gross Unrealized Depreciation		(2,496)
Net Unrealized Appreciation		$7,296

As of June 30, 2010, the Merk Asian Currency Fund had the following currency contracts outstanding:

Contracts to Purchase (Sell)	Contract Value	Settlement Date	Unrealized Gain	Unrealized Loss
45,000,000 Indian Rupee	$ 1,008,968	07/21/10	$ -	$ (42,735)
2,000,000 Malaysian Ringgit	625,195	07/21/10	-	(8,048)
1,000,000 Singapore Dollar	731,282	07/21/10	-	(16,582)
35,000,000 Chinese Renminbi	5,177,515	07/23/10	-	(16,572)
79,000,000 Chinese Renminbi	11,679,134	07/23/10	-	(30,149)
(3,000,000) Hong Kong Dollar	(386,767)	07/23/10	1,463	-
15,000,000 Hong Kong Dollar	1,934,084	07/23/10	-	(7,563)
(64,000,000) Indian Rupee	(1,431,767)	07/23/10	57,928	-
105,000,000 Indian Rupee	2,345,059	07/23/10	-	(91,104)
(110,000,000) Japanese Yen	(1,185,000)	07/23/10	-	(59,596)
220,000,000 Japanese Yen	2,393,125	07/23/10	96,067	-
2,000,000 Singapore Dollar	1,430,615	07/23/10	-	(1,204)
800,000 Singapore Dollar	582,327	07/23/10	-	(10,562)
(600,000,000) South Korean Won	(473,559)	07/23/10	-	(17,053)
1,200,000,000 South Korean Won	1,073,921	07/23/10	-	(92,697)
600,000,000 South Korean Won	540,526	07/23/10	-	(49,914)
108,000,000 New Taiwan Dollar	3,458,214	07/23/10	-	(94,417)
18,000,000 New Taiwan Dollar	573,879	07/23/10	-	(13,246)
34,000,000 New Taiwan Dollar	1,093,423	07/23/10	-	(34,450)
48,000,000 New Taiwan Dollar	1,537,476	07/23/10	-	(42,455)
23,400,000 Chinese Renminbi	3,458,213	08/20/10	-	(6,234)
27,700,000 Chinese Renminbi	4,097,330	08/20/10	-	(11,012)
127,000,000 Indian Rupee	2,791,209	08/20/10	-	(73,710)
45,000,000 Indian Rupee	987,925	08/20/10	-	(25,032)
10,000,000 Malaysian Ringgit	3,109,936	08/20/10	-	(28,442)
3,100,000 Singapore Dollar	2,243,158	08/20/10	-	(27,301)
1,500,000,000 South Korean Won	1,319,726	08/20/10	-	(94,376)
900,000,000 South Korean Won	744,109	08/20/10	-	(8,899)
33,000,000 New Taiwan Dollar	1,053,303	08/20/10	-	(23,436)
6,600,000 Hong Kong Dollar	847,186	09/24/10	909	-
115,000,000 Indian Rupee	2,420,034	09/24/10	31,246	-
83,000,000 Indian Rupee	1,753,645	09/24/10	15,540	-
6,000,000 Malaysian Ringgit	1,796,945	09/24/10	48,859	-
1,000,000 Singapore Dollar	706,714	09/24/10	8,197	-
3,900,000 Singapore Dollar	2,756,613	09/24/10	31,538	-
2,200,000,000 South Korean Won	1,747,280	09/24/10	48,079	-
16,000,000 New Taiwan Dollar	506,810	09/24/10	-	(5,886)
32,000,000 New Taiwan Dollar	994,097	09/24/10	7,751	-
35,800,000 New Taiwan Dollar	1,112,492	09/24/10	8,325	-
23,100,000 Chinese Renminbi	3,385,359	09/27/10	25,825	-
4,200,000 Chinese Renminbi	622,499	09/27/10	-	(2,284)
46,000,000 Chinese Renminbi	6,738,940	09/27/10	53,895	-

Unrealized gain (loss) on forward currency contracts			$ 435,622	$ (934,959)

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010:

Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$ -	$ -
Level 2 - Other Significant Observable Inputs	75,970,246	(499,337)
Level 3 - Significant Unobservable Inputs	-	-
Total Investments	$ 75,970,246	$ (499,337)

** Other Financial Instruments include forward currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Level 2 inputs in the Investments in Securities column displayed in this table are U.S. Treasury Bills.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MERK HARD CURRENCY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD

Foreign Bonds - 47.3%
Non-U.S. Government - Australia - 4.8%
$ 20,500,000	Australian Government Bond, Series 121	AUD	5.25%	08/15/10	$ 17,270,530

Non-U.S. Government - Finland - 4.5%
13,100,000	Finland Government Bond, Series 1	EUR	2.75	09/15/10	16,084,690

Non-U.S. Government - New Zealand - 5.5%
28,000,000	New Zealand Government Bond, Series 1111	NZD	6.00	11/15/11	19,798,858

Non-U.S. Government - Switzerland - 5.1%
19,900,000	Switzerland Government Bond	CHF	3.50	08/07/10	18,520,142

Regional Agency - Australia - 9.5%
20,000,000	New South Wales Treasury Corp., Series 10	AUD	7.00	12/01/10	16,987,090
20,000,000	Queensland Treasury Corp., Series 11	AUD	6.00	06/14/11	17,043,268
					34,030,358

Regional Authority - Canada - 17.9%
11,000,000	Alberta Capital Finance Authority MTN (a)	CAD	0.77	02/05/13	10,318,476
7,000,000	Alberta Capital Finance Authority (a)	CAD	0.94	07/02/14	6,613,292
10,000,000	Alberta Treasury Branches	CAD	4.10	06/01/11	9,649,523
15,000,000	Province of Manitoba MTN (a)	CAD	1.21	09/04/12	14,182,331
15,000,000	Province of Ontario MTN (a)	CAD	1.17	07/15/11	14,099,479
10,000,000	Province of Saskatchewan	CAD	6.15	09/01/10	9,474,708
					64,337,809
Total Foreign Bonds (Cost $170,134,811)					170,042,387

Foreign Treasury Securities - 35.3%

Non-U.S. Government - Belgium - 4.4%
13,000,000	Belgium Treasury Bill (b)	EUR	0.32	07/15/10	15,895,717

Non-U.S. Government - France - 4.6%
13,500,000	French Treasury Bill (b)	EUR	0.22	07/08/10	16,507,734

Non-U.S. Government - Germany - 1.9%
5,500,000	German Treasury Bill (b)	EUR	0.25	07/28/10	6,724,068

Non-U.S. Government - Japan- 3.1%
1,000,000,000	Japan Treasury Bill (b)	JPY	0.11	09/10/10	11,307,798

Non-U.S. Government - Netherlands - 3.4%
6,000,000	Dutch Treasury Certificate (b)	EUR	0.18	08/16/10	7,335,493
4,000,000	Dutch Treasury Certificate (b)	EUR	0.28	09/30/10	4,887,975
					12,223,468

Non-U.S. Government - Norway - 17.9%
420,000,000	Norwegian Treasury Bill (b)	NOK	2.22-2.24	09/15/10	64,239,945
Total Foreign Treasury Securities (Cost $130,929,245)					$ 126,898,730

Shares	Security Description				Value in USD
Exchange Traded Fund - 10.8%
317,000	SPDR Gold Trust (Cost $30,910,358)				$ 38,572,560

Total Investments - 93.4% (Cost $331,974,414)*					$ 335,513,677

Foreign Currencies - 8.7%:
Australian Dollar - 0.0%					102,791
Canadian Dollar - 0.0%					719
Euro - 4.1%					14,849,724
Japanese Yen - 0.0%					241
New Zealand Dollar - 0.0%					6,821
Norwegian Krone - 1.2%					4,162,282
Pounds Sterling - 0.0%					577
Swedish Krona - 1.2%					4,356,683
Swiss Franc - 2.2%					7,820,497
Total Foreign Currencies (Cost $31,029,651)					31,300,335

Other Assets and Liabilities, Net - (2.1)%					(7,579,941)
NET ASSETS - 100.0%					$ 359,234,071

(a)	Variable rate security. Rate presented is as of June 30, 2010.
(b)	Rates shown are annualized yields at time of purchase.

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	United States Dollar

MTN	Medium Term Note

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$12,661,306
	Gross Unrealized Depreciation	(9,122,043)
	Net Unrealized Appreciation	$3,539,263

At June 30, 2010, the Fund held the following futures contracts:
			Notional	Net Unrealized
Contracts	Type	Expiration Date	Contract Value	Appreciation
33	Gold 100 Oz. Future	08/31/10	$ 4,111,470	$ 103,470

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value:
Foreign Bonds	$ -	$ 170,042,387	$ -	$ 170,042,387
Foreign Treasury Securities		126,898,730	-	126,898,730
Exchange Traded Fund	38,572,560	-	-	38,572,560
Total Investments at Value	38,572,560	296,941,117	-	335,513,677
Other Financial Instruments**:
Futures	103,470	-	-	103,470
Total Assets	$ 38,676,030	$ 296,941,117	$ -	$ 335,617,147

**  Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures which are valued at the unrealized appreciation (depreciation) of the instrument.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (Unaudited)

Shares	Security Description	Value

Common Stock - 95.2%
Communications - 2.7%
45,500	Vodafone Group PLC, ADR	$ 940,485

Consumer Discretionary - 6.5%
18,044	Best Buy Co., Inc.	610,970
25,400	The McGraw-Hill Cos., Inc.	714,756
22,300	TJX Cos., Inc.	935,485
		2,261,211

Consumer Staples - 14.1%
37,150	Kraft Foods, Inc., Class A	1,040,200
25,600	Philip Morris International, Inc.	1,173,504
14,850	Procter & Gamble Co.	890,703
31,780	Walgreen Co.	848,526
19,595	Wal-Mart Stores, Inc.	941,932
		4,894,865

Energy - 12.5%
19,900	BP PLC, ADR	574,712
10,571	ConocoPhillips	518,930
27,000	Exxon Mobil Corp.	1,540,890
26,070	Noble Corp.	805,824
22,480	Unit Corp. (a)	912,463
		4,352,819

Financial - 16.6%
17,500	Aflac, Inc.	746,725
67,386	Annaly Capital Management, Inc. REIT	1,155,670
53,000	Bank of America Corp.	761,610
29,600	HCC Insurance Holdings, Inc.	732,896
12,100	JPMorgan Chase & Co.	442,981
25,500	Morgan Stanley	591,855
18,350	State Street Corp.	620,597
5,400	The Goldman Sachs Group, Inc.	708,858
		5,761,192

Health Care - 12.6%
12,580	Becton Dickinson and Co.	850,659
3,025	Furiex Pharmaceuticals, Inc. (a)	30,734
16,000	Genoptix, Inc. (a)	275,200
16,855	Johnson & Johnson	995,456
9,500	Laboratory Corp. of America Holdings (a)	715,825
18,585	Medtronic, Inc.	674,078
59,000	Pfizer, Inc.	841,340
		4,383,292

Industrials - 11.0%
33,000	ABB, Ltd., ADR	570,240
23,800	FLIR Systems, Inc. (a)	692,342
15,545	General Dynamics Corp.	910,315
18,700	ITT Corp.	840,004
12,500	United Technologies Corp.	811,375
		3,824,276

Materials - 2.8%
16,297	Freeport-McMoRan Copper & Gold, Inc.	963,642

Technology - 16.4%
11,600	Fiserv, Inc. (a)	529,656
1,100	Google, Inc., Class A (a)	489,445
19,011	Harris Corp.	791,808
17,900	Hewlett-Packard Co.	774,712
6,100	IBM Corp.	753,228
27,265	Microsoft Corp.	627,368
36,500	Oracle Corp.	783,290
59,800	Tyler Technologies, Inc. (a)	928,096
		5,677,603
Total Common Stock (Cost $33,545,470)		$ 33,059,385

Principal	Security Description	Rate	Maturity	Value

Foreign Bond - 1.3%
$ 500,000	BP Capital Markets PLC (Cost $447,864)	5.25%	11/07/13	$ 459,969

Shares	Security Description
Investment Companies- 1.4%
9,100	iShares S&P 500 Growth Index Fund (Cost $484,361)			$ 481,754

Total Investments - 97.9% (Cost $34,477,695)*				$ 34,001,108
Other Assets and Liabilities, Net - 2.1%				742,052
NET ASSETS - 100.0%				$ 34,743,160

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation		$2,889,746
Gross Unrealized Depreciation		(3,366,333)
Net Unrealized Depreciation		($476,587)

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock
Communications	$ 940,485	$ -	$ -	$ 940,485
Consumer Discretionary	2,261,211	-	-	2,261,211
Consumer Staples	4,894,865	-	-	4,894,865
Energy	4,352,819	-	-	4,352,819
Financial	5,761,192	-	-	5,761,192
Health Care	4,383,292	-	-	4,383,292
Industrials	3,824,276	-	-	3,824,276
Materials	963,642	-	-	963,642
Technology	5,677,603	-	-	5,677,603
Foreign Bond	-	459,969	-	459,969
Investment Companies	481,754	-	-	481,754
TOTAL	$ 33,541,139	$ 459,969	$ -	$ 34,001,108

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	August 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	August 16, 2010

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 16, 2010